Securities Act Registration No. 333-142483
                                       Investment Act Registration No. 811-05192


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                       Post-Effective Amendment No. 19                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 165                            [X]

                                AMERITAS VARIABLE
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                          AMERITAS LIFE INSURANCE CORP.
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                [ ] immediately upon filing pursuant to paragraph b of Rule 485
                [X] on May 1, 2013 pursuant to paragraph b of Rule 485
                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [ ] on ___________ pursuant to paragraph a of Rule 485

                If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Medley!

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PROSPECTUS:  May 1, 2013
                                                          [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.
Medley!
Flexible Premium
Deferred Variable Annuity Policy         Ameritas Variable Separate Account VA-2
--------------------------------------------------------------------------------

        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

        You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

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ALGER Class I-2                                       DREYFUS Service Shares             INVESCO V.I. Series I
     Balanced                                             MidCap Stock                       Global Core Equity
AMERICAN CENTURY VP Class I                           DWS VS II Class A                      Global Real Estate
     Income & Growth                                      Global Growth VIP                  International Growth
     Mid Cap Value                                        Small Mid Cap Value VIP            Mid Cap Growth
CALVERT VARIABLE PRODUCTS **                          FIDELITY (R) VIP Service Class 2    MFS(R) VIT Initial Class
     VP EAFE International Index, Class I                 Asset Manager (SM)                 New Discovery
     VP Inflation Protected Plus                          Asset Manager: Growth (R)          Research International
     VP Investment Grade Bond Index                       Contrafund (R)                     Strategic Income
     VP NASDAQ 100 Index                                  Equity-Income                      Total Return
     VP Natural Resources                                 Growth                             Utilities
     VP Russell 2000 Small Cap Index, Class I             High Income                    NEUBERGER BERMAN AMT Class I
     VP S&P 500 Index                                     Investment Grade Bond              Mid Cap Intrinsic Value
     VP S&P MidCap 400 Index, Class I                     Mid Cap                        PIMCO VIT Administrative Class
     VP SRI Large Cap Value                               Overseas                           Total Return
     VP Volatility Managed Growth, Class F             IBBOTSON ETF Class II              T. ROWE PRICE
     VP Volatility Managed Moderate Growth, Class F       Ibbotson Balanced ETF Asset        Blue Chip Growth-II
     VP Volatility Managed Moderate, Class F              Allocation                     THIRD AVENUE
CALVERT VARIABLE SERIES **                                Ibbotson Growth ETF Asset          Value
     VP Income                                            Allocation                     UIF Class I
     VP Money Market                                      Ibbotson Income and Growth ETF     Emerging Markets Equity
     VP Small Cap Growth                                  Asset Allocation                   Global Tactical Asset Allocation
     VP SRI Balanced                                                                         U.S. Real Estate
     VP SRI Equity
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* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.
** Affiliates. See note in the INVESTMENT OPTIONS, Separate Account Variable Investment Options section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

       The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

       A Statement of Additional Information dated May 1, 2013, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

      Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501
                          1-800-745-1112  ameritas.com

Medley!                               -1-

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                  ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

TABLE OF CONTENTS                                          Begin on Page
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DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
         Policy Operation.............................................4
         Tax-Qualified Plans..........................................5
CHARGES...............................................................6
         Examples of Expenses........................................12
FINANCIAL INFORMATION................................................14
         Accumulation Unit Values....................................14
         Financial Statements........................................14
CHARGES EXPLAINED....................................................14
         Withdrawal Charge...........................................14
         Mortality and Expense Risk Charge...........................15
         Administrative Charges......................................15
         Transfer Fee................................................15
         Tax Charges.................................................15
         403(b) Tax Sheltered Annuity Charges........................16
         Fees Charged by the Portfolios..............................16
         Value+ Option Charge........................................16
         Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge......16
         Other Optional Rider Charges................................16
         Waiver of Certain Charges...................................16
INVESTMENT OPTIONS...................................................17
         Separate Account Variable Investment Options................17
         Fixed Account Investment Option.............................22
         Transfers...................................................22
         Third Party Services........................................23
         Disruptive Trading Procedures...............................24
         Systematic Transfer Programs................................24
         Possible Allocations Chart..................................26
         Asset Allocation Program....................................26
         Non-Program GLWB Models.....................................28
IMPORTANT POLICY PROVISIONS..........................................31
         Policy Application and Issuance.............................31
         Your Policy Value...........................................32
         Telephone Transactions......................................33
         Death of Annuitant..........................................33
         Delay of Payments...........................................33
         Beneficiary.................................................34
         Minor Owner or Beneficiary..................................34
         Policy Changes..............................................34
         Policy Termination..........................................34
         Optional Riders.............................................34
POLICY DISTRIBUTIONS.................................................35
         Withdrawals.................................................35
         Loans (403(b) Plans Only)...................................37
         Death Benefits..............................................38
         Annuity Income Benefits.....................................43
         GLWB Rider..................................................44
FEDERAL INCOME TAX MATTERS...........................................50
MISCELLANEOUS........................................................52
         About Our Company...........................................52
         Distribution of the Policies................................52
         Voting Rights...............................................52
         Legal Proceedings...........................................52
APPENDIX A: Accumulation Unit Values................................A:1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B:1
         Statement of Additional Information Table of Contents.Last Page

Medley!                               -2-

DEFINED TERMS
--------------------------------------------------------------------------------

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life - Ameritas Life Insurance Corp.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------
      This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain riders described in this prospectus, may not be available in all states.

Medley!                               -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

                 Medley! is no longer available for new sales.

         The Medley! Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

  Guarantees, which are obligations of the general account are subject to the claims paying ability of the Company.

         POLICY OPERATION

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.
o Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.
o "Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
o An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is also available.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless a guaranteed minimum death benefit is payable by means of a Guaranteed Minimum Death Benefit Rider.
o The standard death benefit that applies with the No Withdrawal Charge Rider is described in the POLICY DISTRIBUTIONS, Death Benefits section.

Medley!                               -4-

Other Riders.
o Other available riders are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70. Certain riders may not be available in combination with other riders.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

Medley!                               -5-

CHARGES
--------------------------------------------------------------------------------
               (x= Base Policy;  y = Optional Fee)
               -----------------------------------
         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

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TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------

                                                                     Guaranteed Maximum Withdrawal Charges

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PREMIUM WITHDRAWAL CHARGES (1)                                         Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7-Year Withdrawal Charge Rider                       7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5-Year Withdrawal Charge Rider                       7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 Y   No Withdrawal Charge Rider                           0%     -     -     -     -     -    -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   403(b) TSA Endorsement 7 Year Withdrawal Charge (2)  8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE
x    Over 15 transfers in one Policy Year, we charge                                      $10                 $10

--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(3)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------
LOAN ORIGINATION FEE (4)                                                                  $40                 $25
--------------------------------------------------------------------------------  -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
         Unless otherwise stated, charges continue for the life of the Policy.
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary. (5)
--------------------------------------------------------------------------------  -------------------- --------------------
x    ANNUAL POLICY FEE                                                                    $40                  $40
y    Optional MINIMUM INITIAL PREMIUM RIDER ANNUAL POLICY FEE (6)                         $40                  $40
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % of Policy value shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE RIDERS:
y    7-Year Withdrawal Charge Rider                                                       0.40%               0.35%
y    5-Year Withdrawal Charge Rider                                                       0.60%               0.50%
Y    No Withdrawal Charge Rider (7)                                                       1.25%               0.75%
y    403(b) Tax Sheltered Annuity Endorsement (2,8)                                       0.40%               0.30%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                        0.75%               0.70%
x  ADMINISTRATIVE EXPENSE FEE                                                             0.25%               0.25%
------------------------------------------------------------------------------------------------------ --------------------

(1) Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2) We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.
(3) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(4) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to January 1, 2002 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(5) Annual Policy Fee waived only in those Policy Years that Policy value is at least $50,000 on a Policy Anniversary. Minimum Initial Premium Rider Annual Policy Fee waived in all years after condition is met.
(6) Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater. Minimum Initial Premium Rider Annual Policy Fee waived in all years after condition is met.
(7) Available for Policies issued on or after September 24, 2008. Other riders that may be used with the No Withdrawal Charge Rider are: Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit - 1-Year "Periodic Step-Up."
(8) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.

Medley!                               -6-

--------------------------------------------------------------------------------- ---------------- -----------------
OPTIONAL RIDER/ENDORSEMENT FEES
         Deducted monthly from Policy value to equal the annual % shown.
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM RIDER
     Waived if Policy value is at least $50,000 on a Policy Anniversary.               0.55%            0.35%
--------------------------------------------------------------------------------- ---------------- -----------------
y    FREE WITHDRAWAL RIDERS (9)
     y   10% "Free" Withdrawal Rider                                                   0.15%            0.10%
     y   Expanded "Free" Withdrawal Rider (10)                                         0.40%            0.35%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT RIDERS
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                   0.55%            0.35%
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.45%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.50%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT ("EPB") RIDER
         Issue ages 0-70                                                               0.40%            0.30%
         Issue ages 71-80                                                              0.80%            0.70%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB") RIDER
         Issue ages 0-70                                                               0.45%            0.35%
         Issue ages 71-80                                                              1.00%            0.90%
--------------------------------------------------------------------------------- ---------------- -----------------
y    403(b) TAX SHELTERED ANNUITY ENDORSEMENT (2,11)
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA MINIMUM INITIAL PREMIUM RIDER (2)
         Waived once Policy value is at least $50,000 on a Policy Anniversary.         0.60%            0.45%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA HARDSHIP WAIVER RIDER (2)                                                 0.25%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA NO WITHDRAWAL CHARGE RIDERS (2)
         Large Case (Initial premium is $25,000 or greater.)                           0.45%            0.30%
         Small Case (Initial premium is less than $25,000.)
             When Policy value is $50,000 or less ...                                  0.55%            0.35%
             Once Policy value exceeds $50,000 ...                                     0.45%            0.30%
--------------------------------------------------------------------------------- ---------------- -----------------
y    VALUE+ OPTION  (12)                                                               0.55%            0.55%
--------------------------------------------------------------------------------- ---------------- -----------------

o    GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER
     (Deducted from the Policy value monthly during the Accumulation and
     Withdrawal Phases. There are no fees during the Inactive Phase.)
            Single Life                                                                 0.95%           0.95% (14)
            Joint Spousal - for non-qualified and IRA (13) plans only                   1.10%           1.10% (14)
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Optional Fees (15)                                 4.60%           3.90%
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------
(9) Also see the No Withdrawal Charge Rider in the ANNUAL WITHDRAWAL FEES section, previous page. Only one free withdrawal rider may be selected for each Policy.
(10) The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(11) REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart. The endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.
(12) The Value+ Option is not available for Policies issued on or after November 5, 2007.
(13) Traditional, SEP, Simple or Roth IRAs.
(14) Beginning January 1, 2010, current GLWB Rider fees became effective on the next rider anniversary for all GLWB Riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, are charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.
(15) The Total Cost of Highest Combination of Optional Fees consists of the Mortality and Expense Risk Charge, Administrative Expense Fee of the Base Policy with its 9-year surrender charge period, as well as the fees for the Minimum Initial Premium Rider, 10% "Free" Withdrawal Rider, "Greater Of" Guaranteed Minimum Death Benefit Rider, Expanded Estate Protection Benefit Rider for Issue Ages 71-80 (the fees for this rider are less for Issue Ages 0-70), and GLWB Joint Spousal.

Medley!                               -7-

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2012)
         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

-------------------------------------------------------------------------------- -------------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- ---------------
Before any Waivers and Reductions                                                    0.39%(1)            1.73%(2)
------------------------------------------------------------------------------- -------------------- ---------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio        0.39%(1)            1.42%(3)
Expenses Table at the end of this section; only those waivers guaranteed for one year after the effective date of this prospectus are used to determine expenses in this "Minimum - Maximum" chart)
------------------------------------------------------------------------------- -------------------- ---------------
(1) Calvert Variable Series VP Money Market
(2) UIF Global Tactical Asset Allocation
(3) UIF Emerging Markets Equity

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Total
                                                                                                                       Expenses
                                                                           Acquired                     Waivers         after
                                                                          Fund Fees        Total          and          Waivers
   Subaccount's underlying               Management    12b-1     Other       and         Portfolio     Reductions        and
   Portfolio Name *                         Fees       Fees**    Fees     Expenses***      Fees       (Recoupment)    Reductions,
                                                                                                                        if any
------------------------------------------------------------------------------------------------------------------------------------
ALGER, Class I-2
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                    0.71%         -      0.24%         -           0.95%             -           0.95%(1)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
------------------------------------------------------------------------------------------------------------------------------------
Income & Growth                             0.70%         -      0.00%         -           0.70%             -           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               1.00%         -      0.01%         -           1.01%             -           1.01%
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
------------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I        0.66%         -      0.30%         -           0.96%             -           0.96%
------------------------------------------------------------------------------------------------------------------------------------
VP Inflation Protected Plus                 0.60%         -      0.11%         -           0.71%             -           0.71%
------------------------------------------------------------------------------------------------------------------------------------
VP Investment Grade Bond Index              0.40%         -      0.09%         -           0.49%             -           0.49%
------------------------------------------------------------------------------------------------------------------------------------
VP NASDAQ 100 Index                         0.45%         -      0.18%         -           0.63%             -           0.63%
------------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                        0.65%         -      0.14%      0.60%          1.39%             -           1.39%
------------------------------------------------------------------------------------------------------------------------------------
VP Russell 2000 Small Cap Index,            0.45%         -      0.31%      0.01%          0.77%          0.02%          0.75%
Class I
------------------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                        0.35%         -      0.10%         -           0.45%          0.03%          0.42%
------------------------------------------------------------------------------------------------------------------------------------
VP S&P MidCap 400 Index,                    0.40%         -      0.13%         -           0.53%             -           0.53%
Class I****
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Large Cap Value*****                 0.74%         -      0.11%         -           0.85%          0.07%          0.78%
------------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Growth, Class F       0.52%      0.25%     0.35%      0.14%          1.26%          0.29%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate Growth,
Class F                                     0.52%      0.25%     0.80%      0.14%          1.71%          0.74%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate, Class F     0.52%      0.25%     0.80%      0.14%          1.71%          0.74%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
------------------------------------------------------------------------------------------------------------------------------------
VP Income                                   0.70%         -      0.38%         -           1.08%          0.23%          0.85%
------------------------------------------------------------------------------------------------------------------------------------
VP Money Market                             0.25%         -      0.14%         -           0.39%             -           0.39%
------------------------------------------------------------------------------------------------------------------------------------
VP Small Cap Growth                         0.90%         -      0.27%         -           1.17%          0.13%          1.04%
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                        0.70%         -      0.20%         -           0.90%             -           0.90%
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                          0.70%         -      0.53%         -           1.23%          0.11%          1.12%
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------------
MidCap Stock, Service Shares                0.75%      0.25%     0.10%         -           1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
------------------------------------------------------------------------------------------------------------------------------------
Global Growth VIP                           0.92%         -      0.50%         -           1.42%          0.38%          1.04%(1)
------------------------------------------------------------------------------------------------------------------------------------
Small Mid Cap Value VIP                     0.65%         -      0.17%         -           0.82%             -           0.82%(2)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
Asset Manager (SM)                          0.51%      0.25%     0.14%         -           0.90%(1)          -           0.90%
------------------------------------------------------------------------------------------------------------------------------------
Asset Manager: Growth (R)                   0.56%      0.25%     0.24%         -           1.05%(1)          -           1.05%
------------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                              0.56%      0.25%     0.08%         -           0.89%             -           0.89%
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income                               0.46%      0.25%     0.10%         -           0.81%(1)          -           0.81%
------------------------------------------------------------------------------------------------------------------------------------
Growth                                      0.56%      0.25%     0.10%         -           0.91%             -           0.91%
------------------------------------------------------------------------------------------------------------------------------------
High Income                                 0.56%      0.25%     0.12%         -           0.93%             -           0.93%
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                       0.31%      0.25%     0.11%         -           0.67%             -           0.67%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                     0.56%      0.25%     0.09%         -           0.90%             -           0.90%
------------------------------------------------------------------------------------------------------------------------------------
Overseas                                    0.71%      0.25%     0.14%         -           1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
IBBOTSON ETF, Class II
------------------------------------------------------------------------------------------------------------------------------------

Medley!                               -8-

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Total
                                                                                                                       Expenses
                                                                           Acquired                     Waivers         after
                                                                          Fund Fees        Total          and          Waivers
   Subaccount's underlying               Management    12b-1     Other       and         Portfolio     Reductions        and
   Portfolio Name *                         Fees       Fees**    Fees     Expenses***      Fees       (Recoupment)    Reductions,
                                                                                                                        if any
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation      0.45%      0.25%     0.06%      0.16%(1)       0.92%             -           0.92%(2)
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation        0.45%      0.25%     0.07%      0.16%(1)       0.93%             -           0.93%(2)
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth ETF Asset
Allocation                                  0.45%      0.25%     0.07%      0.16%(1)       0.93%             -           0.93%(2)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
------------------------------------------------------------------------------------------------------------------------------------
Global Core Equity                          0.67%         -      0.41%         -           1.08%             -           1.08%
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                          0.75%         -      0.39%         -           1.14%             -           1.14%(1)
------------------------------------------------------------------------------------------------------------------------------------
International Growth                        0.71%         -      0.30%         -           1.01%             -           1.01%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth(2)                           0.75%         -      0.37%         -           1.12%          0.03%          1.09%(1)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
------------------------------------------------------------------------------------------------------------------------------------
New Discovery                               0.90%         -      0.07%         -           0.97%             -           0.97%
------------------------------------------------------------------------------------------------------------------------------------
Research International                      0.90%         -      0.20%         -           1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income                            0.70%         -      0.57%      0.01%          1.28%          0.47%          0.81%(1)
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                0.75%         -      0.05%         -           0.80%          0.03%          0.77%(2)
------------------------------------------------------------------------------------------------------------------------------------
Utilities                                   0.74%         -      0.08%         -           0.82%             -           0.82%
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intrinsic Value                     0.85%         -      0.22%         -           1.07%             -           1.07%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                0.50%         -      0.15%         -           0.65%             -           0.65%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                         0.85%      0.25%        -          -           1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
------------------------------------------------------------------------------------------------------------------------------------
Value                                       0.90%         -      0.37%         -           1.27%         (0.01%)         1.28%
------------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                     1.25%         -      0.40%         -           1.65%          0.23%          1.42%(1)
------------------------------------------------------------------------------------------------------------------------------------
Global Tactical Asset Allocation            0.75%         -      0.97%      0.01%(2)       1.73%          1.12%          0.61%(3)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                            0.80%         -      0.30%         -           1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------

Alger (1) Effective November 1, 2012, the Investment Advisory fee was changed to a tiered fee rate based on net assets. The fees incurred, pursuant to the provisions of the Fund's Investment Advisory Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the rates and tiers described in the Fund's prospectus. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2012, is 0.71%.
CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP EAFE International Index, Class I            0.99%
          VP Inflation Protected Plus                     0.79%
          VP Investment Grade Bond Index                  0.60%
          VP NASDAQ 100 Index                             0.69%
          VP Natural Resources                            0.79%
          VP Russell 2000 Small Cap Index, Class I        0.74%
          VP S&P 500 Index                                0.42%
          VP S&P MidCap 400 Index, Class I                0.57%
          VP SRI Large Cap Value                          0.78%
          VP Volatility Managed Growth, Class F           0.83%
          VP Volatility Managed Moderate Growth, Class F  0.83%
          VP Volatility Managed Moderate, Class F         0.83%
CVS (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP Income                                       0.85%
          VP Money Market                                 0.40%
          VP Small Cap Growth                             1.04%
          VP SRI Equity                                   1.12%
DWS (1) Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.90%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.04%. The agreement may only be terminated with the consent of the fund's Board.
DWS (2) Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.84%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Medley!                               -9-

Ibbotson (1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Ibbotson (2) ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Expenses after Waivers and Reductions, if any, (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
Invesco (1) The Adviser has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) to the following percentages of average daily net assets:
2.00% for Global Real Estate and 1.09% for Mid Cap Growth. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.
Invesco (2) Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Portfolio Fees" do not exceed 0.80% of the fund's average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2014.
MFS (2) Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2014.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2013, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The advisor recovered previously waived fees of 0.01% for the Fund for the year ended December 31, 2012.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
UIF (2) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2012. Actual Acquired Fund Fees and Expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
UIF (3) Pursuant to an agreement and plan of reorganization between The Universal Institutional Funds, Inc., on behalf of the Global Tactical Asset Allocation Portfolio (the "Portfolio"), and Morgan Stanley Variable Investment Series, on behalf of its Strategist Portfolio (the "Predecessor Portfolio"), on April 29, 2013, the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Portfolio in exchange for shares of the Portfolio (the "Reorganization"). The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.
* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****Sustainable and Responsible Investment ("SRI")

Medley!                               -10-

Medley!                               -11-

         Examples of Expenses
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract fees, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

9-year Withdrawal Charge

                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                of the time period.  ($)      of the time period.  ($)       nor annuitized.  ($)
                                --------------------------- --------------------------- -----------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Expenses with
GLWB - joint spousal (1)        $1,468 $2,696 $3,870 $6,212 $1,468 $1,973 $3,235 $6,212   $668 $1,973 $3,235 $6,212
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Expenses with
GLWB - single life (1)          $1,454 $2,655 $3,808 $6,115 $1,454 $1,933 $3,173 $6,115   $654 $1,933 $3,173 $6,115
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Policy Expenses
without GLWB Rider (2)          $1,361 $2,395 $3,406 $5,466 $1,361 $1,674 $2,774 $5,466   $561 $1,674 $2,774 $5,466
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Minimum Policy Expenses (3)       $986 $1,288 $1,600 $2,092  $986    $573   $979 $2,092   $186   $573   $979 $2,092
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit ("EEPB") at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.39%).

Medley!                               -12-

7-year Withdrawal Charge

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                of the time period.  ($)      of the time period.  ($)       nor annuitized.  ($)
                                --------------------------- --------------------------- -----------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - joint spousal (1)          $1,407 $2,531 $3,668 $6,458 $1,407 $2,079 $3,395 $6,458   $707 $2,079 $3,395 $6,458
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - single life (1)            $1,392 $2,491 $3,607 $6,366 $1,392 $2,039 $3,335 $6,366   $692 $2,039 $3,335 $6,366
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Policy Expenses
   without GLWB Rider (2)       $1,300 $2,234 $3,214 $5,745 $1,300 $1,783 $2,943 $5,745   $600 $1,783 $2,943 $5,745
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Minimum Policy Expenses (3)    $922 $1,127 $1,427 $2,466   $922   $680 $1,160 $2,466   $222   $680 $1,160 $2,466
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.35% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.39%).

5-year Withdrawal Charge

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                of the time period.  ($)      of the time period.  ($)       nor annuitized.  ($)
                                -------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - joint spousal (1)          $1,426 $2,674 $3,656 $6,577 $1,426 $2,131 $3,474 $6,577   $726 $2,131 $3,474 $6,577
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - single life (1)            $1,412 $2,634 $3,596 $6,487 $1,412 $2,091 $3,414 $6,487   $712 $2,091 $3,414 $6,487
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Policy Expenses
   without GLWB Rider (2)       $1,319 $2,378 $3,207 $5,880 $1,319 $1,837 $3,026 $5,880   $619 $1,837 $3,026 $5,880
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Minimum Policy Expenses (3)    $937 $1,262 $1,415 $2,622   $937   $726 $1,237 $2,622   $237   $726 $1,237 $2,622
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.50% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.39%).

No Withdrawal Charge Rider

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                of the time period.  ($)      of the time period.  ($)       nor annuitized.  ($)
                                -------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - joint spousal (1)            $601 $1,785 $2,946 $5,751   $601 $1,785 $2,946 $5,751   $601 $1,785 $2,946 $5,751
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB
   - single life (1)              $586 $1,744 $2,882 $5,646   $586 $1,744 $2,882 $5,646   $586 $1,744 $2,882 $5,646
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Policy Expenses
   without GLWB Rider (2)         $493 $1,480 $2,469 $4,946   $493 $1,480 $2,469 $4,946   $493 $1,480 $2,469 $4,946
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Minimum Policy Expenses (3)    $252   $771 $1,313 $2,775   $252   $771 $1,313 $2,775   $252   $771 $1,313 $2,775
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

Medley!                               -13-

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(2) Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.73%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, a $40 current Policy fee, 0.75% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.39%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------

         (x = Base Policy Fee;  y = Optional Rider Fee)

         We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct any applicable withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. For a Policy issued as a 403(b) TSA
Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
       (a) upon your severance of employment after 9 years from the Policy Date;
       (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         Optional Withdrawal Charge Riders
         y The fees for optional withdrawal charge riders are a percentage of Policy value that is deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy. The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010. If you elected the Expanded "Free" Withdrawal Rider, your current Separate Account annual expenses will total 1.30% of the average net asset value, assuming no charges for other riders. If you did not elect the Expanded "Free" Withdrawal Rider, your current Separate Account annual expenses will be 0.95%, again assuming no charges for other riders.

Medley!                               -14-

         Optional Free Withdrawal Riders
         The base Policy does not have any free withdrawal provisions (allowing withdrawals not subject to a withdrawal charge).

         However, optional free withdrawal riders are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

         y A No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008. The charge for this rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

         y The TSA No Withdrawal Charge Rider fees are a percentage of the Policy value that will be deducted monthly from Policy value for the life of the Policy. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Anniversary. This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

         y The TSA Hardship Waiver Rider fees are a percentage of the Policy value that will be deducted monthly from Policy value while the rider remains in force. This rider automatically terminates if the Policy's tax-qualified status is changed from a 403(b) to an IRA. This rider may be cancelled at any time prior to exercising any of its benefits. Once the Rider's benefits are exercised, the Rider may not be cancelled and will continue as long as the Policy's tax-qualified status is a 403(b). The fees for this rider continue while it is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium Rider has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium Rider for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary. If you have purchased the optional Minimum Initial Premium Rider, the Minimum Initial Premium Rider Annual Policy Fee will be waived in all years after your Policy value is at least $50,000.

         TRANSFER FEE
         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee will be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES
         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the

Medley!                               -15-
tax in those states with a tax either (a) from premiums as they are received, or
(b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES
         403(b) Tax Sheltered Annuity endorsements issued after January 1, 2002 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) Charges for the endorsement are a percent of Policy value that will be deducted monthly from Policy value for the life of the Policy. The 403(b) TSA Endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.

         FEES CHARGED BY THE PORTFOLIOS
         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE
         y If you elected the Value+ Option, your current Separate Account annual expenses will total 1.50% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you did not elect the Value+ Option, your current Separate Account annual expenses will be 0.95% for all Policy Years, again assuming no charges for other riders.

         GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE
         The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date except for the following where the fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a.  GLWB riders that entered the Withdrawal Phase prior to May 1, 2009; and
     b. GLWB riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.
Current fee rates for GLWB riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If your GLWB model is comprised of a single investment option, charges will be deducted from that investment option.

         The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section of the GLWB rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the CHARGES section. The rider charge will not be deducted while the rider is in the Inactive Phase, after the Policy value reduces to zero, or if the rider is terminated.

         OTHER OPTIONAL RIDER CHARGES
         y Charges for each of the other optional riders are shown in this prospectus' CHARGES section.
--------------------------------------------
         WAIVER OF CERTAIN CHARGES
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Medley!                               -16-

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% of that premium without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Variable Life Insurance Company ("AVLIC") under Nebraska law on May 28, 1987. Effective May 1, 2007, AVLIC merged with and into Ameritas Life, and the Separate Account was transferred to Ameritas Life. Ameritas Life is now the issuer of the Policies and is the "Depositor" of the Separate Account. Under Nebraska law, Ameritas Life owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

         We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable

Medley!                               -17-
investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
                      The Alger Portfolios                                             Fred Alger Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
                 American Century Investments                                  American Century Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
               Calvert Variable Products, Inc.*                                    Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index Portfolio
prior to April 30, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP       Index:  Russell 2000 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - AIP                               Index:  S&P 500 Index.
(includes assets merged from Calvert VP SRI Strategic Portfolio as of April 30, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - AIP               Index:  S&P MidCap 400 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Growth Portfolio, Class F -              Capital growth and income.
AIP and Milliman Financial Risk Management, LLC ("Milliman")
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F -     Income and capital growth.
AIP and Milliman
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Portfolio, Class F -            Current income.
AIP and Milliman
------------------------------------------------------------------     -------------------------------------------------------------
                 Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio -                                Long-term capital appreciation.
Eagle Asset Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
------------------------------------------------------------------     -------------------------------------------------------------
                 Dreyfus Investment Portfolios                                           The Dreyfus Corporation
------------------------------------------------------------------     -------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares                         Index:  S&P MidCap 400 Index.
------------------------------------------------------------------     -------------------------------------------------------------
                   DWS Variable Series II                                      Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A                               Long-term capital growth.
(named DWS Global Thematic VIP Portfolio prior to May 1, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C. (named DWS Dreman Small Mid Cap
Value VIP Portfolio prior to May 1, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
             Fidelity(R) Variable Insurance Products                              Fidelity Management & Research Company
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2 1,2,3       Total return.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Service Class
2 1,2,3,4                                                              Total return.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 2,4           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 2,4           Index:  S&P 500(R) Index.
------------------------------------------------------------------     -------------------------------------------------------------

Medley!                               -18-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 2,4                  Capital Appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 2,4             Income and growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2
1,4                                                                    Bond.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 2,4                 Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 2,4                Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
 Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.;(3) GeodeCapital Management, LLC; and
(4) other investment advisers serve as sub-advisers for the fund.
------------------------------------------------------------------     -------------------------------------------------------------
                 ALPS Variable Investors Trust                                             ALPS Advisors, Inc.
        (Financial Investors Variable Insurance Trust
                    prior to April 30, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio,
Class II - Ibbotson                                                    Current income and capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
                  AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
               (Invesco Variable Insurance Funds)
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Global Core Equity Fund, Series I                         Long-term capital appreciation by investing primarily in
                                                                       equity securities of issuers throughout the world,
                                                                       including U.S. issuers.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current
Management Limited                                                     income.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund, Series I (named Invesco Van          Seek capital growth.
Kampen V.I. Mid Cap Growth Fund prior to April 29, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
                MFS(R) Variable Insurance Trust                                  Massachusetts Financial Services Company
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Strategic Income Series, Initial Class                          Seeks total return with emphasis on high current
                                                                       income, but also considering capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I -      Capital growth.
Neuberger Berman LLC
------------------------------------------------------------------     -------------------------------------------------------------
                 PIMCO Variable Insurance Trust                                 Pacific Investment Management Company LLC
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
------------------------------------------------------------------     -------------------------------------------------------------
               T. Rowe Price Equity Series, Inc.                                      T. Rowe Price Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
------------------------------------------------------------------     -------------------------------------------------------------
              Third Avenue Variable Series Trust                                        Third Avenue Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
            The Universal Institutional Funds, Inc.                              Morgan Stanley Investment Management Inc.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in
Management Limited                                                     emerging market countries.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I                Total return.
------------------------------------------------------------------     -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities
                                                                       of companies in the U.S. real estate industry, including
                                                                       real estate investment trusts.
------------------------------------------------------------------     -------------------------------------------------------------

Medley!                               -19-

Medley!                               -20-

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

o        Adding, Deleting, or Substituting Variable Investment Options

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the

Medley!                               -21-

Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

        We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

        We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the

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                    Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
          o For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
          o We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

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         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, on-line, and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or

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discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Investment Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
          o    Automatic transfers can only occur monthly.
          o    The minimum transfer amount out of the Money Market
               Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have your earnings sweep quarterly, semi-annually or annually.

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         Possible Allocations Chart

         The following is a summary of the possible allocations of Policy value an Owner may make:

---------------------------------------------------------------------------------------------------------------
If your Policy was issued WITHOUT a GLWB rider, or was issued WITH a GLWB rider that is currently
INACTIVE, you may allocate your Policy value to one of the following options:
------------------------------------ --------------------------------------------------------------------------
You may allocate to any              You may allocate to any one of the
combination of available             five available Asset Allocation
Subaccounts (variable investment     Program models:(2)
options listed on page 1) and the    o  Aggressive
Fixed Account.(1)                    o  Capital Growth
                                     o  Balanced
                                     o  Moderate
                                     o  Conservative
------------------------------------ --------------------------------------- ----------------------------------
---------------------------------------------------------------------------------------------------------------
If your Policy was issued WITH a GLWB rider that is currently ACTIVE, you may allocate your Policy value to one of the following options:
----------------------------------- ---------------------------------------- ----------------------------------
You may allocate to any one of the  You may elect one of the three
three allowable Program GLWB        allowable Non-Program GLWB
Models:(3,4)                        Models:(5,6)                             You may NOT allocate any Policy
o  GLWB Balanced                    o  VM Growth                             value to the Subaccounts, the Fixed
o  GLWB Moderate                    o  VM Moderate Growth                    Account, or the Asset Allocation
o  GLWB Conservative                o  VM Moderate                           Program models.
                                    Once you elect to transfer to a Non-
                                    Program GLWB Model, your
                                    allowable GLWB Models will be
                                    limited to Non-Program GLWB
                                    Models.
----------------------------------- ---------------------------------------- ----------------------------------
(1) Combinations of available Subaccounts and the Fixed Account are subject to limitations.  See the Investment
Options section.
(2) Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP").
Our affiliate Ameritas Investment Corp. ("AIC") serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Asset Allocation Program models. See the Asset Allocation Program section, below.
(3)Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations developed by our affiliate, AIP. AIC serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Program GLWB Models. See the Asset Allocation Program
section, below.
(4) If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC for purposes of the
Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.
(5) The Non-Program GLWB Models (also referred to as "VM Models") each consists of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc.  AIC does NOT advise the
Non-Program GLWB Models. See the Non-Program GLWB Models section, below.
(6) If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the
Program, and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program GLWB Models.

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

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         To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program") that uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"). These recommendations are developed by AIP pursuant to an agreement between Ameritas Life and AIP. We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For these reasons, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

     The Program consists of five models, ranging from aggressive to conservative:
     o Aggressive Model - The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
     o Capital Growth Model - The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
     o Balanced Model - The Balanced Model is for long-term investors who do not need current income and want some growth potential, while seeking to manage overall volatility. The model is likely to entail some fluctuations. Losses are still possible.
     o Moderate Model - The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
     o Conservative Model - The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

     Additional Program models (the "GLWB Models") are available if your Policy has an active GLWB rider. We reserve the right to offer GLWB Models with or without an asset allocation program. Once your GLWB rider is active, changes to allocations outside the GLWB Models also risk termination of your GLWB rider.

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     Additional Information - Program GLWB Models
     The GLWB rider requires that you invest your Policy value in one of certain allowable allocation models. Allowable Program GLWB Models available for use with an active GLWB rider are:
     o GLWB Balanced - For long-term investors who do not need current income and want some growth potential, while seeking to manage overall volatility. The model is likely to experience fluctuation in value. Losses are still possible;
     o GLWB Moderate - For investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible; and
     o GLWB Conservative - For investors who seek current income and stability, and are less concerned about growth. Losses are still possible.
The GLWB rider will terminate if you withdraw from an allowable model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).

     The three Program GLWB Models listed above are allowable allocation models for your Policy.

     Owners of Policies with an active GLWB rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013. The Non-Program GLWB Models are allowable allocation models. However, if you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable allocation models will be limited to Non-Program GLWB Models.

         Potential Conflicts of Interest Relating to Program Models and GLWB Program Models
         AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines which portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models and/or GLWB Models. AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time.

     Non-Program GLWB Models

     Beginning May 1, 2013, GLWB Models are offered outside of the Program described above. These Non-Program GLWB Models are comprised of volatility managed funds, and for that reason, also may be referred to as "VM Models."

     Each of the three VM Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and Ameritas Investment Corp., nor is any of our affiliates an adviser to you as the Policy Owner.

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     Non-Program GLWB Models available for use with the GLWB rider on or after May 1, 2013 are:
     o VM Growth Model - The VM Growth Model is for long-term investors who seek growth potential and some current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
     o VM Moderate Growth Model - The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
     o VM Moderate Model - The VM Moderate Model is for investors who seek current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall volatility. The model may experience fluctuations in value. Losses are still possible.

     To elect a Non-Program GLWB Model:
     o    You must allocate all of your Policy value to one Non-Program GLWB
          Model.
     o You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
     o Performance of each VM Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different Non-Program GLWB Model.
     o You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Models will be considered as having withdrawn from the model and risk termination of your GLWB rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to talk to a Service Center representative if you wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Non-Program GLWB Models for your Policy.
     o Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).
     o If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

     These Non-Program GLWB Models also are allowable allocation models on Policies with an active GLWB rider. Owners of Policies with an active GLWB rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program GLWB Models.

     Potential Conflicts of Interest Relating to Non-Program GLWB Models
     In providing investment advisory services for the investments that comprise the VM Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VM fund prospectuses.

     Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options or ask for a copy of this prospectus' Statement of Additional Information.

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     We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation, for additional information on discontinuation of an allowable allocation model).

     The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models.

         y VALUE+ OPTION
         The Value+ Option is not available for Policies issued on or after November 5, 2007.
         If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:
                 Year                   Formula                Reduced Credit
                 ----                   -------                --------------
                   2                   4% x 8/9                     3.56%
                   3                   4% x 7/9                     3.11%
                   4                   4% x 6/9                     2.67%
                   5                   4% x 5/9                     2.22%
                   6                   4% x 4/9                     1.78%
                   7                   4% x 3/9                     1.33%
                   8                   4% x 2/9                     0.89%
                   9                   4% x 1/9                     0.44%

         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.55% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by Ameritas Life is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:
                         Year           Percentage
                         ----           ----------
                           2                89%
                           3                78%
                           4                67%
                           5                56%
                           6                44%
                           7                33%

         EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

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         No recapture of the Credit Value will take place:
          o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
          o    if a death benefit becomes payable, or
          o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:
                        Age (in years) of    Maximum Percentage of
                         Premium Payment           Premium
                         ---------------           -------
                                1                  12.5%
                                2                  11.1%
                                3                  10.2%
                                4                  10.0%
                                5                   9.0%
                                6                   8.0%
                                7                   7.0%

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

         The Medley! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         The Policy is not available for new sales. You purchased your Policy by submitting an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any premium for regulatory reasons, or if the premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

     You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. We will issue no 403(b) (TSA) policies for plans that currently do not use Medley! after April 30, 2012, and we will issue no new Policies to participants in 403(b) (TSA) plans that currently use the Medley! variable annuity after June 30, 2012. See this prospectus' FEDERAL INCOME TAX MATTERS section and Appendix B:
Tax-Qualified Plan Disclosures for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.

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          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         ---------------
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium Rider, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
         -------------------
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us.
          o For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

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         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus

          (d) any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus

          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any riders;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the Annuitant's death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

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         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY
         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES
         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         POLICY TERMINATION
         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Optional Riders
         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in the prospectus sections noted below:

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Option                                                        Prospectus Section Where It Is Covered
------                                                        --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                 Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y Free Withdrawal Riders......................................POLICY DISTRIBUTIONS: Withdrawals
y No Withdrawal Charge Rider..................................POLICY DISTRIBUTIONS: Withdrawals
y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals, and
     (REQUIRED for 403(b) Policies)                              APPENDIX B: Tax Qualified Plan Disclosures
y Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
y Estate Protection Benefit ("EPB") Rider and
     Expanded Estate Protection Benefit ("EEPB") Rider........POLICY DISTRIBUTIONS: Death Benefits
y Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider.......POLICY DISTRIBUTIONS: GLWB Rider

Charges for each of the options are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
                (y = Optional)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional Guaranteed Minimum Death Benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our

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Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

o        y "Free" Withdrawal Riders
         The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus'
CHARGES and CHARGES EXPLAINED sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

         y   The 10% "Free" Withdrawal Rider allows you to withdraw, each Policy
Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional Rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y   The Expanded "Free" Withdrawal Rider, which is not available for
Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

        Y The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:
          o allocations and transfers to the Fixed Account have the following restrictions:
               - allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
               - the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
               - we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
          o if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below);
          o the death benefit is proportionally adjusted for partial withdrawals.
In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

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         y   The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         y   The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to January 1, 2002 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
         Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

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         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive satisfactory proof of death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals the larger of:
         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Medley!                               -38-

         No Withdrawal Charge Rider - Death Benefit
         For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

         If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
the Annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy Annuitant unless the Owner names a
                                        Annuitant                 new Annuitant.
-------------------- ------------------ ------------------------- ------------------------------------------------
the Annuitant        the Policy Owner   - - -                     the Annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Annuitant        a Policy Owner     the contingent or joint   contingent Annuitant becomes the Annuitant, and
                     is living          Annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- ------------------------------------------------

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ ----------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     there is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the Annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     there is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the Annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
Annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the Annuitant        the Annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Riders

o        y Optional Guaranteed Minimum Death Benefit Riders
         You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit, which is the greater of the Policy value or the amount invested less withdrawals. (If your Policy also has the No Withdrawal Charge Rider, the death benefit becomes the Policy value.)

Medley!                               -39-

Under these riders, if the Owner is not a natural person, you cannot change the Annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
           ------------------------------------------------------------
        This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

          EXAMPLE
          Assume the following items (actual results will depend on Policy experience):
          1. Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
          2.   January 1, 2013 Accumulation Value increases to $104,000;
          3.   January 1, 2014 Accumulation Value drops to $102,000;
          4.   Owner dies on July 1, 2014 when Accumulation Value drops to
               $101,000.

     The initial "Step-up" value on January 1, 2012 is $100,000. The first anniversary "Step-up" value is set to $104,000. The second anniversary "Step-up" value remains at $104,000 since the anniversary value of $102,000 is less than the prior "Step-up" value. On July 1, 2014 the death benefit is the larger of the "Step-up" value ($104,000) and the accumulation value ($101,000), or $104,000.

         The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
           ----------------------------------------------------
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.

          EXAMPLE
          Assume the following items (actual results will depend on Policy experience):
          1. Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
          2.   January 1, 2013 Accumulation Value increases to $104,000;
          3.   January 1, 2014 Accumulation Value drops to $102,000;
          4.   Owner dies on July 1, 2014 when Accumulation Value drops to
               $101,000.
     The initial "Roll-up" value on January 1, 2012 is $100,000. The first anniversary "Roll-up" value is the initial value plus the 5% simple interest of $5,000 (5% of $100,000) or $105,000. The second anniversary "Roll-up" value increases by 5% simple interest to $110,000 ($105,000 plus 5% of $100,000). On July 1, 2014 the death benefit is the larger of the "Roll-up" value increased with 6 months of simple interest ($110,000 + $2,500 = $112,500) and the accumulation value ($101,000), so the death benefit would be $112,500.

     The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

Medley!                               -40-

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy
Anniversary nearest your 85th birthday.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Riders

         y Estate Protection Benefit
           -------------------------
         For an additional charge you may purchase the Estate Protection Benefit ("EPB")Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be revoked once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.30%                     0.40%
        Issue ages 71-80             0.70%                     0.80%

This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit was available only at Policy issue and may not be revoked if elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

          40% X Benefit Base; where:
          Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
          PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;
          NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:

               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.

                    EXAMPLE
                    Assume the following items (actual results will depend on Policy experience):
                        (a)  Death occurs in Policy Year 5
                        (b)  PVD = $90,000
                        (c)  NP = $53,000
                        (d)  NPBB = $50,000
                        (e) Premium received within 12 months prior to death = $14,000
                    From this information, the following is determined:
                        (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                        (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                             which is greater than the Benefit Cap, so the Benefit Base = $39,000
                        (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

Medley!                               -41-
         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB Rider if you intend to exchange your existing annuity for a Medley! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB was available only at Policy issue and once elected it may not be revoked.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       Current Fee    Guaranteed Maximum Fee
                                       -----------    ----------------------
                  Issue ages 0-70           0.35%              0.45%
                  Issue ages 71-80          0.90%              1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap,
         such that:                                              -
         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;
              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and
              z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:
                                Years Since Receipt              %
                                -------------------             --
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

                  EXAMPLE
                  Assume the following items (actual results will depend on Policy experience):
                    (a)  Death occurs in Policy Year 3;

                    (b)  PVD = $110,000;
                    (c)  NP = $73,000;
                    (d)  NPBB = $70,000;

                    (e)  Transfer Premiums = $10,000;
                    (f) Premium received within 12 months prior to death = $31,000.

                 From this information, the following is determined:
                    (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                    (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                         = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                    (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

Medley!                               -42-

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts. The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

Medley!                               -43-

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:
          1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

          2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

          3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

          4. Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

          5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

          6.   Lump Sum. Proceeds are paid in one sum.

         GLWB RIDER

         A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider was approved in your state. The rider may have been issued in its Inactive Phase for any issue age 0 - 85. It may have been issued in an active status when the Policy Owner was age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders are either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

         The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

o        GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner(s) of the Policy or;
     o The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Medley!                               -44-

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken
     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

o         Inactive Phase

          The following apply during the Inactive Phase:
          o    No charges for the rider will be deducted from the Policy value.
          o No restrictions are imposed on withdrawals other than those provided by the base Policy.
          o No restrictions are imposed on asset allocations other than those provided by the base Policy.
          o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

          The end of the Inactive Phase coincides with the Rider Activation
          Date.

o        Activation of Rider

         Rider Activation Date
         The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms, but no earlier than the Youngest Age 50. Service forms include your written consent granting our affiliate, Ameritas Investment Corp. ("AIC") discretionary authority as described in the Asset Allocation Program section and below, if you elect to invest in a Program GLWB Model.

         Once the rider is activated, no Policy loans may be taken.

         Rider Charges
         The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

         Asset Allocation
         Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active.

         The Program GLWB Models currently available for use with the GLWB rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. AIC will serve as your investment adviser fiduciary solely for purposes of development of the Program GLWB Models and periodic updates to or deletion of the Program GLWB Models available with the GLWB rider. The conditions of the Asset Allocation Program will apply, and you agree to a rebalancing schedule for the Program GLWB Models. You are permitted to transfer your total Policy value from one Program GLWB Model to another Program GLWB Model. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable allocation model best for you. AIC will not make this decision for you.

Medley!                               -45-

         Beginning May 1, 2013, allowable allocation models include certain Non-Program GLWB Models. The Non-Program GLWB Models available for use with the GLWB rider are: VM Growth Model, VM Moderate Growth Model, and VM Moderate Model. Each of the three Non-Program GLWB Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. AIC does not advise the Non-Program GLWB Models. Once you elect (or transfer to) a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

         Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccount(s) in the allowable allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccount(s) in the allowable allocation model.

     We have the right to discontinue access to an allowable allocation model. If an allowable allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining allowable allocation models. If the default model specified is a Non-Program GLWB Model, your allowable allocation models will be limited to Non-Program GLWB Models.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

         Single Life Option - Rider Election by Surviving Spouse
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

         If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

         Joint Spousal Option - for Non-Qualified and IRA Plans
         Effective May 1, 2010, the joint spousal option is available for Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new 10-year period begins for:
               a.   Premium Accumulation Value; and,
               b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
          2. The charge for the rider will equal the charge in effect for new issues of the same rider.
          3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
          4. You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the

Medley!                               -46-
               charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

         A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

                  a - (a * (b / c))

                  where:
                  a = Premium Accumulation Value or Maximum Anniversary Policy
                      Value prior to the withdrawal;
                  b = withdrawal amount;
                  c = Policy value prior to the withdrawal

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Premium Accumulation (a)               = $100,000
                    Maximum Anniversary Policy Value (a)   = $115,000
                    Withdrawal Amount (b)                  = $ 20,000
                    Policy Value before the withdrawal (c) = $120,000
               Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:
                    a  =  $100,000
                    b  =  $ 20,000
                    c  =  $120,000
               Premium Accumulation after the partial withdrawal
                    =  $100,000-($100,000*($20,000/$120,000))
                    =  $100,000-($100,000*(0.16667))
                    =  $100,000-($16,666.67)
                    =  $83,333.00

               The effect of the partial withdrawal on the Maximum Anniversary Policy Value assumed above would be $95,832.95, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
         o    Policy value
         o    Premium Accumulation Value
         o    Maximum Anniversary Policy Value

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

         Lifetime Withdrawal Benefit Amount ("LWBA")

         We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person. Total withdrawals in a

Medley!                               -47-

Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Benefit Base                             = $100,000
                    LWBA                                     = $  5,000
                    Partial Withdrawal Amount (z)            = $  7,000
                    Excess Partial Withdrawal Amount (x)     = $  2,000
                    Policy Value Prior to Withdrawal (y)     = $ 90,000
               The proportional reduction factor: x/(y-(z-x))= 2,000/(90,000- (7,000-2,000))=0.02353
               The effect on the Benefit Base is: $100,000x0.02353=$2,353
                    Applying the reduction to the Benefit Base: $100,000-$2,353= $97,647

     A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

         Step-Up of Benefit Base
         -----------------------
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         -------------------
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

Medley!                               -48-

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Single Life Option - Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;
          2.   the date there is a change of Owner;
          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5.   the date any asset allocation requirement is violated;
          6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
          7. the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:
               a. apply the Policy value under an annuity income option described in the Policy, or
               b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

Medley!                               -49-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the Owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Medley!                               -50-

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans, including:
         o Tax Sheltered Annuities, Code Section 403(b);
         o Individual Retirement Annuities (IRAs), Code Section 408(b);
         o Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
         o Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code
Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor. We discontinued issuing new 403(b) TSA Policies on June 30, 2012. We will continue to provide services for existing Policies.

         We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. Our Service Center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Medley!                               -51-

MISCELLANEOUS
--------------------------------------------------------------------------------

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits.

         Ameritas Life is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). The Ameritas companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, and public financing.

         Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"),  5900 "O" Street,  Lincoln,
Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of Ameritas Life. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all Distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2012 we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Medley!                               -52-

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------

         The following table shows accumulation unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA-2 (the "Registrant") under variable annuity Policies offered by this prospectus. Medley! AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

         The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Medley! Policies as well as accumulation units for the Registrant's other policies, that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include Overture Annuity, Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim, and Overture Accent (collectively referred to as the "Other VA-2 Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Medley! AUVs are not representative of values for the other products.

         The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
THE ALGER PORTFOLIOS
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Alger Balanced Portfolio, Class  I-2                             2003                      13.788      463,258    1,516,962
(01/01/2001)                                                     2004                      14.302      553,737    1,277,060
                                                                 2005                      15.384      481,743    1,025,046
                                                                 2006                      15.983      417,019      752,928
                                                                 2007                      17.816      393,968      593,599
                                                                 2008                      12.061      321,129      439,597
                                                                 2009                      15.465      284,786      352,065
                                                                 2010                      16.919      230,646      281,311
                                                                 2011                      16.781      187,061      243,245
                                                                 2012                      17.675      157,473      205,614
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
AMERICAN CENTURY INVESTMENTS
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
American Century VP Income & Growth                              2003                       6.646    1,642,598    1,446,918
Fund Class I (01/01/2001)                                        2004                       7.450    2,236,273    1,508,620
                                                                 2005                       7.733    2,660,008    1,512,359
                                                                 2006                       8.983    3,076,650    1,493,691
                                                                 2007                       8.905    2,036,098      877,219
                                                                 2008                       5.779    1,530,469      651,672
                                                                 2009                       6.770    1,370,357      524,179
                                                                 2010                       7.663    1,155,895      416,432
                                                                 2011                       7.834    1,048,481      353,140
                                                                 2012                       8.913      909,827      294,776
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
American Century VP Mid Cap Value                                2008          12.97        9.738       27,809       54,640
Fund, Class I (05/01/2008)                                       2009                      12.554       59,964       31,527
                                                                 2010                      14.845       91,538       35,782
                                                                 2011                      14.618       90,320       26,076
                                                                 2012                      16.860       96,118       23,487
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
CALVERT VARIABLE PRODUCTS, INC.
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Calvert VP EAFE International Index                              2008          96.70       57.903        3,629        2,854
Portfolio,  Class I (05/01/2008)                                 2009                      73.443        6,223        2,097
                                                                 2010                      77.713      688,112       52,843
                                                                 2011                      67.264      634,781       39,254
                                                                 2012                      78.246      636,229       33,436
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Inflation Protected Plus                              2008          53.97       50.853      182,858       44,313
Portfolio (05/01/08)                                             2009                      54.295      368,584       49,908
                                                                 2010                      57.243      221,178       32,568
                                                                 2011                      62.671      566,343       43,882
                                                                 2012                      66.941      912,996       49,843
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Investment Grade Bond Index                           2010          52.20       53.753    1,071,879       59,135
Portfolio (05/10/2010) (named Calvert VP                         2011                      57.775    1,699,574       85,477
Barclays Capital Aggregate Bond Index                            2012                      59.478    2,217,503       77,153
Portfolio prior to April 30, 2013)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:1-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Calvert VP NASDAQ 100 Index Portfolio                            2003                       4.054      844,345    1,441,723
(01/01/2001)                                                     2004                       4.428      865,611    1,077,294
                                                                 2005                       4.450      756,282      756,562
                                                                 2006                       4.709      684,034      555,610
                                                                 2007                       5.535      909,022      640,369
                                                                 2008                       3.191      716,020      518,059
                                                                 2009                       4.859      746,114      496,776
                                                                 2010                       5.763    4,810,292      689,173
                                                                 2011                       5.887    4,214,226      483,889
                                                                 2012                       6.866    4,472,963      489,676

---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Natural Resources Portfolio                           2008          64.98       36.301       27,046       20,399
 (05/01/2008)                                                    2009                      47.203       36,103       23,043
                                                                 2010                      54.863      313,223       39,378
                                                                 2011                      48.894      452,150       47,230
                                                                 2012                      50.855      525,355       46,156
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Russell 2000 Small Cap Index                          2003                      10.938      211,076      616,173
Portfolio, Class I (01/01/2001)                                  2004                      12.771      327,689      602,659
                                                                 2005                      13.179      276,468      409,893
                                                                 2006                      15.375      313,643      318,650
                                                                 2007                      14.917      259,845      225,070
                                                                 2008                       9.772      272,209      198,841
                                                                 2009                      12.235      231,546      153,484
                                                                 2010                      15.296    2,342,351      390,660
                                                                 2011                      14.427    1,447,234      280,952
                                                                 2012                      16.521    1,603,420      252,314
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Calvert VP S&P 500 Index Portfolio                               2008          57.79       59.393      116,588      397,199
(12/12/2008) (includes assets merged from Calvert VP SRI         2009                      74.305      103,403      318,262
Strategic Portfolio as of April 30, 2013)                        2010                      84.503       90,520      254,754
                                                                 2011                      85.244      467,558      227,300
                                                                 2012                      97.662      527,706      198,229

---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP S&P MidCap 400 Index                                  2003                      13.155      231,485      417,757
Portfolio, Class I (01/01/2001)                                  2004                      15.106      336,499      476,434
                                                                 2005                      16.777      394,840      445,754
                                                                 2006                      18.262      479,718      343,778
                                                                 2007                      19.454      451,750      267,402
                                                                 2008                      12.227      414,376      216,189
                                                                 2009                      16.547      388,199      174,668
                                                                 2010                      20.670    1,417,107      998,754
                                                                 2011                      20.038    1,924,215      966,166
                                                                 2012                      23.306    1,810,795      842,068
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP SRI Large Cap Value Portfolio                         2008          48.44       49.800      929,676      640,309
(12/12/2008)                                                     2009                      61.954    1,069,262      526,948
                                                                 2010                      68.558      909,701      415,042
                                                                 2011                      66.839      566,492      328,335
                                                                 2012                      77.572      600,674      286,644
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Volatility Managed Growth                             2012             NA           NA           NA           NA
Portfolio, Class F (05/01/2013)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Volatility Managed Moderate                           2012             NA           NA           NA           NA
Growth Portfolio, Class F (05/01/2013)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Volatility Managed Moderate                           2012             NA           NA           NA           NA
Portfolio, Class F (05/01/2013)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
CALVERT VARIABLE SERIES, INC.
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Income Portfolio (05/01/2002)                         2003                      17.798      475,748      215,412
                                                                 2004                      18.657      935,247      286,385
                                                                 2005                      19.196    1,487,915      448,009
                                                                 2006                      20.007    1,933,118      538,315
                                                                 2007                      20.840    2,414,354      599,499
                                                                 2008                      18.267    2,200,116      347,238
                                                                 2009                      21.888    1,227,374      170,841
                                                                 2010                      23.411      923,306      139,502
                                                                 2011                      24.122      753,748      111,969
                                                                 2012                      25.993      645,726       91,203
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:2-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Money Market Portfolio                                2003                       1.041   16,549,336   59,496,327
(01/01/2001)                                                     2004                       1.045   13,216,208   31,488,465
                                                                 2005                       1.068   12,454,164   24,791,108
                                                                 2006                       1.110   16,085,844   22,729,292
                                                                 2007                       1.157   24,667,984   25,160,805
                                                                 2008                       1.182   48,041,974   32,499,624
                                                                 2009                       1.183   29,379,663   20,153,089
                                                                 2010                       1.174   28,739,295   14,381,420
                                                                 2011                       1.164   30,642,566   10,652,110
                                                                 2012                       1.155   40,648,630    8,542,585
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP Small Cap Growth Portfolio                            2003                      25.854       88,031      726,325
(05/01/2001)                                                     2004                      26.250      125,468      622,119
                                                                 2005                      26.725      158,213      477,777
                                                                 2006                      31.965      194,490      402,968
                                                                 2007                      35.451      276,720      346,753
                                                                 2008                      22.155      303,429      287,524
                                                                 2009                      29.621      426,492      235,443
                                                                 2010                      40.377      102,737      181,751
                                                                 2011                      39.230       87,974      152,326
                                                                 2012                      44.354       68,609      134,093
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP SRI Balanced Portfolio                                2003                       1.911    1,879,583    1,758,328
(1/1/2001)                                                       2004                       2.052    2,131,849    1,676,471
                                                                 2005                       2.151    1,829,391    1,394,806
                                                                 2006                       2.321    1,962,968    1,269,665
                                                                 2007                       2.366    1,911,890    1,204,405
                                                                 2008                       1.612    1,860,158      828,237
                                                                 2009                       2.003    1,640,199      720,692
                                                                 2010                       2.227    1,483,632      586,633
                                                                 2011                       2.309    1,496,346      542,609
                                                                 2012                       2.530    1,370,865      544,292
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Calvert VP SRI Equity Portfolio                                  2003                      15.622      144,402       31,354
(05/01/2002)                                                     2004                      16.606      273,384       29,092
                                                                 2005                      17.223      285,289       30,907
                                                                 2006                      18.805      288,474       27,548
                                                                 2007                      20.519      288,584       25,958
                                                                 2008                      13.069      300,447       22,297
                                                                 2009                      17.407      247,683       29,595
                                                                 2010                      20.240      234,804       22,266
                                                                 2011                      19.800      253,443       18,280
                                                                 2012                      22.764      206,607       17,052
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
DREYFUS INVESTMENT PORTFOLIOS
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Dreyfus MidCap Stock Portfolio, Service                          2003                      15.699       85,176       93,123
Shares (11/01/2002)                                              2004                      17.790      163,245       97,909
                                                                 2005                      19.226      161,486      101,097
                                                                 2006                      20.537      172,611       99,413
                                                                 2007                      20.656      163,887       68,430
                                                                 2008                      12.203      149,086       42,940
                                                                 2009                      16.383      125,404       30,395
                                                                 2010                      20.622      114,564       60,235
                                                                 2011                      20.489      110,235       39,859
                                                                 2012                      24.244       96,725       26,179
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
DWS VARIABLE SERIES II
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
DWS Global Growth VIP Portfolio,                                 2008          10.93        5.810       18,086        9,080
Class A  (05/01/2008) (named DWS Global                          2009                       8.289       29,102       20,055
Thematic VIP Portfolio prior to May 1, 2013)                     2010                       9.342       33,699       14,753
                                                                 2011                       7.930       32,362       14,701
                                                                 2012                       9.325       33,280       14,602
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
DWS Small Mid Cap Value VIP Portfolio,                           2008          11.39        7.888      884,934      139,063
Class A (05/01/2008) (named DWS                                  2009                      10.149    1,456,119      147,539
Dreman Small Mid Cap Value VIP Portfolio                         2010                      12.385      560,246       73,479
prior to May 1, 2013)                                            2011                      11.535    1,113,492      116,396
                                                                 2012                      13.011    1,130,170       91,410
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:3-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager(SM) Portfolio,                     2003                      15.048      216,010
Service Class 2 (01/01/2001)                                     2004                      15.701      276,775
                                                                 2005                      16.165      237,995
                                                                 2006                      17.181      210,278
                                                                 2007                      19.630      218,860
                                                                 2008                      13.845      236,279
                                                                 2009                      17.685      176,866
                                                                 2010                      19.984      165,408
                                                                 2011                      19.258      145,470
                                                                 2012                      21.431      135,364
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager(SM) Portfolio,                     2003             NA           NA           NA      540,596
Service Class                                                    2004                                               479,921
                                                                 2005                                               355,856
                                                                 2006                                               295,961
                                                                 2007                                               231,166
                                                                 2008                                               159,545
                                                                 2009                                               136,193
                                                                 2010                                               104,546
                                                                 2011                                                80,912
                                                                 2012                                                71,581
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager(SM) Portfolio,                     2003             NA           NA           NA    2,036,239
Initial Class                                                    2004                                             1,674,898
                                                                 2005                                             1,326,394
                                                                 2006                                             1,063,416
                                                                 2007                                               907,645
                                                                 2008                                               765,426
                                                                 2009                                               613,355
                                                                 2010                                               529,768
                                                                 2011                                               438,922
                                                                 2012                                               375,655
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager: Growth(R)                         2003                      12.592       50,389
Portfolio, Service Class 2 (01/01/2001)                          2004                      13.195       69,339
                                                                 2005                      13.557       65,253
                                                                 2006                      14.354       61,424
                                                                 2007                      16.888       98,297
                                                                 2008                      10.732      111,852
                                                                 2009                      14.097       62,395
                                                                 2010                      16.218       46,778
                                                                 2011                      15.042       40,437
                                                                 2012                      17.169       36,824
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager: Growth(R)                         2003             NA           NA           NA      114,295
Portfolio, Service Class                                         2004                                                95,010
                                                                 2005                                                76,487
                                                                 2006                                                64,347
                                                                 2007                                                55,496
                                                                 2008                                                41,239
                                                                 2009                                                29,092
                                                                 2010                                                18,648
                                                                 2011                                                16,312
                                                                 2012                                                13,436
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Asset Manager: Growth(R)                         2003             NA           NA           NA      438,544
Portfolio, Initial Class                                         2004                                               356,662
                                                                 2005                                               262,664
                                                                 2006                                               205,597
                                                                 2007                                               157,100
                                                                 2008                                               127,949
                                                                 2009                                               104,424
                                                                 2010                                                87,126
                                                                 2011                                                78,422
                                                                 2012                                                65,961
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:4-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Contrafund(R) Portfolio,                         2003                      23.452      446,856
Service Class 2 (01/01/2001)                                     2004                      26.792      767,894
                                                                 2005                      31.005    1,235,831
                                                                 2006                      34.275    1,526,651
                                                                 2007                      39.885    1,963,572
                                                                 2008                      22.672    1,153,433
                                                                 2009                      30.469    1,052,323
                                                                 2010                      35.326      914,442
                                                                 2011                      34.053      791,378
                                                                 2012                      39.214    1,489,373
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Contrafund(R) Portfolio,                         2003             NA           NA           NA      638,401
Service Class                                                    2004                                               622,636
                                                                 2005                                               646,309
                                                                 2006                                               592,967
                                                                 2007                                               533,126
                                                                 2008                                               316,539
                                                                 2009                                               219,712
                                                                 2010                                               171,461
                                                                 2011                                               138,632
                                                                 2012                                               120,522
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Contrafund(R) Portfolio,                         2003             NA           NA           NA    1,981,173
Initial Class                                                    2004                                             1,804,658
                                                                 2005                                             1,633,953
                                                                 2006                                             1,388,729
                                                                 2007                                             1,182,770
                                                                 2008                                               874,442
                                                                 2009                                               703,866
                                                                 2010                                               583,903
                                                                 2011                                               503,508
                                                                 2012                                               436,400
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Equity-Income Portfolio,                         2003                      23.802      596,628
Service Class 2 (01/01/2001)                                     2004                      26.265      821,828
                                                                 2005                      27.509    1,202,755
                                                                 2006                      32.729    1,509,056
                                                                 2007                      32.881    1,931,937
                                                                 2008                      18.647      803,910
                                                                 2009                      24.025      678,604
                                                                 2010                      27.376      546,611
                                                                 2011                      27.324      475,989
                                                                 2012                      31.712      383,451
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Equity-Income Portfolio,                         2003             NA           NA           NA      490,142
Service Class                                                    2004                                               477,376
                                                                 2005                                               472,238
                                                                 2006                                               446,553
                                                                 2007                                               419,707
                                                                 2008                                               205,618
                                                                 2009                                               161,998
                                                                 2010                                               123,371
                                                                 2011                                                91,229
                                                                 2012                                                68,623
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Equity-Income Portfolio,                         2003             NA           NA           NA    2,208,289
Initial Class                                                    2004                                             1,833,789
                                                                 2005                                             1,531,653
                                                                 2006                                             1,301,414
                                                                 2007                                             1,115,417
                                                                 2008                                               821,310
                                                                 2009                                               677,700
                                                                 2010                                               573,235
                                                                 2011                                               492,827
                                                                 2012                                               435,832
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Growth Portfolio, Service                        2003                      30.127      293,933
Class 2 (01/01/2001)                                             2004                      30.820      420,603
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:5-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
                                                                 2005                      32.258      518,529
                                                                 2006                      34.105      625,970
                                                                 2007                      42.853      385,350
                                                                 2008                      22.400      307,877
                                                                 2009                      28.436      264,940
                                                                 2010                      34.924      211,717
                                                                 2011                      34.619      173,705
                                                                 2012                      39.269      142,612
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Growth Portfolio,                                2003             NA           NA           NA      394,595
Service Class                                                    2004                                               344,066
                                                                 2005                                               294,794
                                                                 2006                                               254,473
                                                                 2007                                               191,310
                                                                 2008                                               128,416
                                                                 2009                                                97,484
                                                                 2010                                                68,339
                                                                 2011                                                54,933
                                                                 2012                                                46,187
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Growth Portfolio,                                2003             NA           NA           NA    1,312,378
Initial Class                                                    2004                                             1,118,425
                                                                 2005                                               862,163
                                                                 2006                                               718,374
                                                                 2007                                               567,411
                                                                 2008                                               464,476
                                                                 2009                                               383,365
                                                                 2010                                               338,798
                                                                 2011                                               293,222
                                                                 2012                                               250,381
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP High Income Portfolio,                           2003                       8.147    1,059,483
Service Class 2 (01/01/2001)                                     2004                       8.841    1,293,209
                                                                 2005                       8.973    1,476,568
                                                                 2006                       9.884    1,710,492
                                                                 2007                      10.054    1,649,397
                                                                 2008                       7.466    2,726,370
                                                                 2009                      10.626    3,406,720
                                                                 2010                      11.977    1,287,653
                                                                 2011                      12.318    4,346,195
                                                                 2012                      13.920    5,045,070
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP High Income Portfolio,                           2003             NA           NA           NA      597,022
Service Class                                                    2004                                               533,222
                                                                 2005                                               469,606
                                                                 2006                                               492,557
                                                                 2007                                               356,582
                                                                 2008                                               345,499
                                                                 2009                                               316,585
                                                                 2010                                               186,822
                                                                 2011                                               185,722
                                                                 2012                                               144,312
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP High Income Portfolio,                           2003             NA           NA           NA    1,945,727
Initial Class                                                    2004                                             1,284,451
                                                                 2005                                               943,169
                                                                 2006                                               718,313
                                                                 2007                                               511,382
                                                                 2008                                               500,407
                                                                 2009                                               507,888
                                                                 2010                                               355,989
                                                                 2011                                               344,826
                                                                 2012                                               321,881
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Investment Grade Bond                            2003                      14.490    1,156,571
Portfolio,  Service Class 2 (01/01/2001)                         2004                      14.977    1,413,321
                                                                 2005                      15.140    1,743,207
                                                                 2006                      15.641    1,948,921
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:6-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
                                                                 2007                      16.150    2,653,284
                                                                 2008                      15.468    2,527,783
                                                                 2009                      17.717    1,386,132
                                                                 2010                      18.893    1,146,155
                                                                 2011                      20.052      922,915
                                                                 2012                      20.996      882,942
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Investment Grade Bond                            2003             NA           NA           NA    3,486,280
Portfolio, Initial Class                                         2004                                             2,749,991
                                                                 2005                                             2,251,498
                                                                 2006                                             1,783,443
                                                                 2007                                             1,722,703
                                                                 2008                                             1,281,868
                                                                 2009                                               959,837
                                                                 2010                                               795,201
                                                                 2011                                               669,626
                                                                 2012                                               597,385
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Mid Cap Portfolio, Service                       2009          19.47       25.170      518,168       54,152
Class 2 (05/01/2009)                                             2010                      32.089      503,084       64,147
                                                                 2011                      28.367      308,395       51,562
                                                                 2012                      32.222      452,850       39,909
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Overseas Portfolio, Service                      2003                      15.372      213,241
Class 2 (01/01/2001)                                             2004                      17.279      427,850
                                                                 2005                      20.362      852,293
                                                                 2006                      23.791    1,270,006
                                                                 2007                      27.626    1,303,655
                                                                 2008                      15.355      678,087
                                                                 2009                      19.227      628,891
                                                                 2010                      21.511      550,717
                                                                 2011                      17.631      493,714
                                                                 2012                      21.044      411,976
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Overseas Portfolio, Service                      2003             NA           NA           NA      247,973
Class                                                            2004                                               275,370
                                                                 2005                                               326,035
                                                                 2006                                               329,153
                                                                 2007                                               304,203
                                                                 2008                                               167,010
                                                                 2009                                               113,746
                                                                 2010                                                75,326
                                                                 2011                                                59,458
                                                                 2012                                                44,436
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Fidelity(R) VIP Overseas Portfolio,                              2003             NA           NA           NA      934,337
Initial Class                                                    2004                                               833,483
                                                                 2005                                               747,371
                                                                 2006                                               710,580
                                                                 2007                                               641,896
                                                                 2008                                               456,078
                                                                 2009                                               364,521
                                                                 2010                                               316,706
                                                                 2011                                               264,400
                                                                 2012                                               222,929
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
IBBOTSON
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Ibbotson Balanced ETF Asset Allocation                           2011          10.79       10.022       32,167       11,308
Portfolio, Class II (05/01/2011)                                 2012                      11.012       69,809        4,262
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Ibbotson Growth ETF Asset Allocation                             2011          10.36        9.242       32,962        6,875
Portfolio, Class II (05/01/2011)                                 2012                      10.348       78,292          522
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Ibbotson Income and Growth ETF Asset                             2011          11.12       10.694      110,941       29,770
Allocation Portfolio, Class II (05/01/2011)                      2012                      11.438       95,195       44,578
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Invesco V.I. Global Core Equity                                  2003                      12.856      325,982      898,222
Fund, Series 1 (01/01/2001)                                      2004                      14.480      511,509      817,781
                                                                 2005                      15.203      524,612      679,250
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:7-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
                                                                 2006                      18.281      455,123      519,207
                                                                 2007                      19.339      407,495      425,290
                                                                 2008                      11.483      370,796      309,885
                                                                 2009                      13.214      335,224      227,520
                                                                 2010                      14.537      281,684      181,495
                                                                 2011                      12.845      255,054      159,288
                                                                 2012                      14.487      216,659      149,450
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Invesco V.I. Global Real Estate Fund,                            2009           8.50       12.075    1,161,792      116,687
Series I (05/01/2009)                                            2010                      14.070      446,657       39,493
                                                                 2011                      13.044    1,910,974      111,475
                                                                 2012                      16.571    2,160,207      115,439
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Invesco V.I. International Growth Fund,                          2008          31.91       19.943        5,505        8,197
Series I (05/01/2008)                                            2009                      26.757       47,586       17,636
                                                                 2010                      29.944       68,333       26,322
                                                                 2011                      27.690    1,010,614       72,387
                                                                 2012                      31.719    1,027,252       59,089
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Invesco V.I. Mid Cap Growth,                                     2012           3.97        3.899      287,154      172,680
Series I (05/01/2012) (named Invesco Van
Kampen Mid Cap Growth prior to April 29,
2013)
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS (R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS(R) New Discovery Series, Initial Class                       2003                      14.103      251,217      713,557
(01/01/2001)                                                     2004                      14.903      291,624      621,067
                                                                 2005                      15.560      240,329      472,785
                                                                 2006                      17.477      225,733      375,662
                                                                 2007                      17.774      208,148      280,561
                                                                 2008                      10.697      186,332      242,346
                                                                 2009                      17.318      184,093      189,365
                                                                 2010                      23.411      181,708      165,676
                                                                 2011                      20.831      166,144      131,323
                                                                 2012                      25.038      130,560      111,502
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS(R) Research International Series, Initial                    2008          15.06        8.843    3,241,216      435,860
Class (05/01/2008)                                               2009                      11.479    3,425,261      337,725
                                                                 2010                      12.613    3,412,799      257,865
                                                                 2011                      11.147    1,821,461      122,759
                                                                 2012                      12.898    2,040,937      116,872
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS(R) Strategic Income Series, Initial                          2003                      12.275      215,479      461,040
Class (01/01/2001)                                               2004                      13.118      377,445      473,351
                                                                 2005                      13.260      526,508      432,075
                                                                 2006                      14.032      646,058      436,454
                                                                 2007                      14.434      779,809      454,297
                                                                 2008                      12.595      460,850      277,077
                                                                 2009                      15.525      511,061      294,682
                                                                 2010                      16.950      425,944      222,584
                                                                 2011                      17.604      377,813      197,065
                                                                 2012                      19.351      348,776      178,575
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS(R) Total Return Series, Initial Class                        2008          19.48       15.340       37,529       14,174
(05/01/2008)                                                     2009                      17.962       92,795       18,062
                                                                 2010                      19.579      103,815       10,758
                                                                 2011                      19.758      115,161        9,885
                                                                 2012                      21.796       95,945       10,690
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
MFS(R) Utilities Series, Initial Class                           2003                      18.338      204,463    1,386,035
(01/01/2001)                                                     2004                      23.685      331,367    1,266,296
                                                                 2005                      27.454      475,120    1,154,249
                                                                 2006                      35.751      530,253    1,007,192
                                                                 2007                      45.360      609,082      841,533
                                                                 2008                      28.046      548,208      570,272
                                                                 2009                      37.068      506,690      447,179
                                                                 2010                      41.831      429,094      340,258
                                                                 2011                      44.292      372,077      284,364
                                                                 2012                      49.838      340,670      241,095
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:8-                                  Accumulation Unit Values

---------------------------------------------------------------- ---- -------------- --------------------------------------
                                                                                                        Number (#) of
                                                                                        Medley!       Accumulation Units
FUND COMPANY                                                              Medley!    Value ($) at       At End of Year
  Subaccount (inception date)                                    Year   Value($) at   End of Year        (December 31)
                                                                         Inception   (December 31) ------------------------
                                                                                                                Other VA-2
                                                                                                     Medley!     Annuities
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Neuberger Berman AMT Mid-Cap Intrinsic                           2008          15.76        8.749        4,020        1,118
Value Portfolio, Class I (05/01/2008)                            2009                      12.721       10,949       33,191
                                                                 2010                      15.917    2,044,221      151,105
                                                                 2011                      14.757       23,004       10,938
                                                                 2012                      16.904       33,874        5,546
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
PIMCO Total Return Portfolio,                                    2009          10.49       11.455    5,128,007      535,274
Administrative Class (05/01/2009)                                2010                      12.279    5,172,131      608,764
                                                                 2011                      12.615    7,852,388      590,068
                                                                 2012                      13.708    7,926,719      530,726
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
T. Rowe Price Blue Chip Growth                                   2008          11.00        6.674    4,207,576      570,171
Portfolio-II  (05/01/2008)                                       2009                       9.388    5,650,858      611,301
                                                                 2010                      10.798    2,765,236      279,933
                                                                 2011                      10.854    2,293,659      193,146
                                                                 2012                      12.689    2,893,305      192,107
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
THIRD AVENUE VARIABLE SERIES TRUST
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
Third Avenue Value Portfolio                                     2003                      21.518      724,909    1,416,630
(01/01/2001)                                                     2004                      25.594    1,026,292    1,500,471
                                                                 2005                      29.105    1,164,416    1,396,923
                                                                 2006                      33.431    1,263,537    1,328,375
                                                                 2007                      31.571    1,271,785    1,049,312
                                                                 2008                      17.645    1,232,313      715,740
                                                                 2009                      25.444    1,205,410      542,171
                                                                 2010                      28.778      675,400      378,519
                                                                 2011                      22.455      561,216      300,144
                                                                 2012                      28.350      470,416      245,893
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
UIF Emerging Markets Equity Portfolio,                           2003                       8.842      115,632      651,703
Class I (01/01/2001)                                             2004                      10.799      185,530      617,939
                                                                 2005                      14.341      539,504      803,653
                                                                 2006                      19.512      744,164      816,771
                                                                 2007                      27.185      842,896      699,425
                                                                 2008                      11.697    1,179,038      458,218
                                                                 2009                      19.710    1,156,128      417,967
                                                                 2010                      23.262    1,241,369      348,311
                                                                 2011                      18.865    1,931,878      292,657
                                                                 2012                      22.437    1,488,772      250,404
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
UIF Global Tactical Asset Allocation,                            2003                       9.862      107,888      377,879
Class I (01/01/2001)                                             2004                      11.484      141,267      360,160
                                                                 2005                      12.655      179,984      330,294
                                                                 2006                      15.710      244,472      420,206
                                                                 2007                      17.858      324,456      400,840
                                                                 2008                       9.806      273,447      285,804
                                                                 2009                      12.901      266,984      171,228
                                                                 2010                      13.520      204,352      125,954
                                                                 2011                      12.913      184,993      107,758
                                                                 2012                      14.576      133,665       79,447
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------
UIF Real Estate Portfolio, Class I                               2003                      16.870      294,834      768,230
(01/01/2001)                                                     2004                      22.828      464,510      766,808
                                                                 2005                      26.509      508,529      665,560
                                                                 2006                      36.304      601,795      628,321
                                                                 2007                      29.865      634,548      421,118
                                                                 2008                      18.397      789,657      352,906
                                                                 2009                      23.430      462,712      246,812
                                                                 2010                      30.193      391,206      196,146
                                                                 2011                      31.711      358,619      167,669
                                                                 2012                      36.421      340,598      154,090
---------------------------------------------------------------- ---- -------------- ------------ ------------ ------------

Medley!                                                     -A:9-                                  Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

---------------------------------------------- ---------------------------------
DISCLOSURE STATEMENT                           For annuity policies issued as a:
                                               |    Traditional IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------
You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
---------------
Eligibility
You are eligible to establish a Traditional IRA if you are younger than age
70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2013 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

                   Married Filing Jointly     Single/Head of Household
                   ----------------------     ------------------------
          Year              AGI                         AGI
          ----              ---                         ---
          2011       $90,000 - $110,000          $56,000 - $66,000
          2012       $92,000 - $112,000          $58,000 - $68,000
          2013       $95,000 - $115,000          $59,000 - $69,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $178,000 and the deductible contribution for you is phased out between $178,000 and $188,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life
You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2013. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $112,000. Your ability to contribute to your Roth IRA is phased out at $127,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $178,000. Your ability to contribute to your Roth IRA is phased out at $188,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

Required Payments From Your Roth IRA
Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

-------------------------------------------- -----------------------------------
          DISCLOSURE SUMMARY                   For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
 AMERITAS LIFE INSURANCE CORP.                     Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may have been purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

CONTRIBUTIONS
-------------
Contributions under the Policy must be remitted by the employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from an eligible retirement plan that meets the requirements of IRC Sections 403(b). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $17,500 for 2013. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or 457 plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5500 for 2013. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS
-----
For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS
-------------
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value in the case of salary reduction contributions will only be permitted:
        o    upon the Owner's severance of employment;
        o    after the Owner's age 59 1/2;
        o    due to disability within the meaning of IRC Section 72(m)(7);
        o    due to financial hardship;
        o    qualified reservist distribution.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, distributions of salary deferrals in excess of IRC limits contributed to the Policy are permitted, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Ameritas Life Insurance Corp.        -B:6-         Tax Qualified Plan Disclosure

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans document must both permit the transfer.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must begin for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

       The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

Ameritas Life Insurance Corp.        -B:7-         Tax Qualified Plan Disclosure

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                                  ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our website. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         A Statement of Additional Information, dated May 1, 2013, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus.

         For a free copy, access it on the SEC's website (www.sec.gov, select "More Search Options", then type "333-142483" in the "File Number" field and select "Find Companies"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriter

------------------------------------------ -----------

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields
------------------------------------------ -----------

ASSET ALLOCATION PROGRAM                       4
offered through Ameritas Investment Corp.
("AIC")

------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C)  2013 Ameritas Life Insurance Corp.

                                [Ameritas Logo]

                         Ameritas Life Insurance Corp.

Medley!                      Last Page               SEC Registration #811-05192

--------------------------------------------------------------------------------
Statement of Additional Information:  May 1, 2013
to accompany Policy Prospectuses dated May 1, 2013
                                                          [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.
VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
--------------------------------------------------------------------------------
         TABLE OF CONTENTS                   Page


GENERAL INFORMATION AND HISTORY                 1
SERVICES

PURCHASE OF SECURITIES BEING                    2
     OFFERED
UNDERWRITER

CALCULATION OF PERFORMANCE                      3
    STANDARDIZED PERFORMANCE
      REPORTING
    NON-STANDARDIZED PERFORMANCE
      REPORTING
    YIELDS

ASSET ALLOCATION PROGRAM                        4
offered through
AMERITAS INVESTMENT CORP. ("AIC")

OTHER INFORMATION                               6
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by sending an email to us through our website at ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life").
We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Ameritas Life maintains and services Policies described in this Statement of Additional Information and in the prospectus, in accordance with their terms.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2012 and 2011 and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012, have been audited by Deloitte & Touche LLP , independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account. Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). The 2010 services were

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1
provided under the Ameritas companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011 or 2012, and no amounts are reported for either of those years in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for Ameritas Life commissioned variable annuities, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

                                                              ---------------- ---------------- ---------------
AFFILIATE: *                                      YEAR:             2010             2011             2012
------------------------------------------------------------- ---------------- ---------------- ---------------
The Union Central Life Insurance Company                         $4,462,152           $0               $0
------------------------------------------------------------- ---------------- ---------------- ---------------
Acacia Life Insurance Company                                      $221,107           $0               $0
------------------------------------------------------------- ---------------- ---------------- ---------------
* Each affiliate listed is a wholly owned subsidiary of Ameritas Life.

Ameritas Life entered into a Service Agreement dated May 1, 2010, with its affiliate, Ameritas Investment Partners, Inc. ("AIP")(named Summit Investment Advisors, Inc. prior to May 1, 2013), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services AIP performed under this agreement for Ameritas Variable Separate Account VA-2, Ameritas Life paid AIP the following amounts in the last three years:

                                                              ---------------- ---------------- ---------------
                                                  YEAR:             2010             2011             2012
------------------------------------------------------------- ---------------- ---------------- ---------------
Ameritas Investment Partners, Inc.                                 $58,554          $91,922         $109,208
------------------------------------------------------------- ---------------- ---------------- ---------------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

Overture Medley (R)(SEC File No. 333-182090) is a flexible premium variable deferred annuity policy sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). Overture Annuity single premium variable annuity policies and Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim!, Overture Accent!, and Medley! (SEC File No. 333-142483) flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The Overture Medley(R) Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                   ---------------- ---------------- -----------------
                                                           YEAR:         2010             2011              2012
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commissions the Depositor paid to AIC that           $9,534,242       $10,841,929       $12,687,092
were paid to other broker-dealers and representatives (not kept by AIC).
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Variable annuity commissions earned and kept by AIC.                        $424           $22,807           $18,341
-----------------------------------------------------------------  ---------------- ---------------- -----------------
Fees the Depositor paid to AIC for variable annuity Principal           $256,379          $141,246          $187,050
Underwriter services.
-----------------------------------------------------------------  ---------------- ---------------- -----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period.
The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                    -----
                                      cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3
expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                            ASSET ALLOCATION PROGRAM
                                 offered through
                       AMERITAS INVESTMENT CORP. ("AIC")

The Service Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment adviser, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, AIP determines how available investment options can be used to

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4
implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. AIP may also choose passively managed index investment options to optimize returns for a given risk profile. AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5
impact of the models on insurance reserves. Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Non-Program Models
Please note that we offer non-program models for certain Policies. AIC does not develop, evaluate, or update the non-program models. AIC does not serve as the investment adviser for investment in the non-program models.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, select "More Search Options," then type "811-05192" in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                          SERVICE MARKS AND COPYRIGHTS

"Ameritas," the bison design, and "Overture Medley(R)" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI:6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2012 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2012, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 11, 2013

                                   AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                           STATEMENTS OF NET ASSETS
                                              DECEMBER 31, 2012

ASSETS
INVESTMENTS AT FAIR VALUE:
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
      1,105,552.242 shares at $19.94 per share (cost $23,286,572)                        $   22,044,712
    Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
      131,105.238 shares at $19.87 per share (cost $2,838,820)                                2,605,061
    Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
      620,898.087 shares at $19.62 per share (cost $13,536,418)                              12,182,020
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      379,674.001 shares at $42.05 per share (cost $11,812,686)                              15,965,292
    Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
      56,905.151 shares at $41.95 per share (cost $2,226,405)                                 2,387,171
    Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
      134,491.055 shares at $41.64 per share (cost $4,493,564)                                5,600,208
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      1,473,340.938 shares at $5.81 per share (cost $8,203,675)                               8,560,111
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      452,341.804 shares at $5.78 per share (cost $2,542,959)                                 2,614,536
    Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
      12,577,225.580 shares at $5.66 per share (cost $70,320,219)                            71,187,097
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      414,031.510 shares at $16.09 per share (cost $6,740,834)                                6,661,767
    Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
      74,806.895 shares at $16.02 per share (cost $1,384,847)                                 1,198,406
    Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
      546,629.822 shares at $15.95 per share (cost $9,569,022)                                8,718,746
    Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
      941,915.027 shares at $15.17 per share (cost $14,346,954)                              14,288,851
    Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
      127,689.670 shares at $15.08 per share (cost $1,896,764)                                1,925,560
    Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
      194,628.339 shares at $14.92 per share (cost $2,751,043)                                2,903,855
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
      1,225,016.625 shares at $13.06 per share (cost $15,528,839)                            15,998,717
    Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
      1,450,329.073 shares at $12.79 per share (cost $18,158,229)                            18,549,709
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      768,935.398 shares at $26.44 per share (cost $17,819,339)                              20,330,652
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      209,474.868 shares at $26.36 per share (cost $5,369,658)                                5,521,758

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                   AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                           STATEMENTS OF NET ASSETS
                                              DECEMBER 31, 2012


ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
      2,267,203.072 shares at $26.00 per share (cost $57,140,705)                        $   58,947,280
    Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
      103,657.271 shares at $15.14 per share (cost $1,406,753)                                1,569,371
    Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
      19,071.991 shares at $15.04 per share (cost $263,435)                                     286,843
    Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
      42,232.724 shares at $14.97 per share (cost $576,310)                                     632,224
    Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
      534,458.825 shares at $29.98 per share (cost $14,324,034)                              16,023,076
  The Alger Portfolios (Alger):
  -----------------------------
    Alger Balanced Portfolio, Class I-2 (Balanced) -
      717,953.258 shares at $11.84 per share (cost $9,034,052)                                8,500,567
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
      992,830.147 shares at $10.49 per share (cost $9,885,670)                               10,414,788
    MFS Utilities Series Portfolio, Initial Class (Utilities) -
      1,135,253.060 shares at $27.63 per share (cost $26,215,211)                            31,367,042
    MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
      383,784.282 shares at $15.72 per share (cost $5,684,347)                                6,033,089
    MFS Research International Series Portfolio, Initial Class (Research) -
      2,272,828.817 shares at $12.37 per share (cost $26,974,604)                            28,114,892
    MFS Total Return Series Portfolio, Initial Class (Total Return) -
      115,840.118 shares at $20.05 per share (cost $1,997,213)                                2,322,594
  The Universal Institutional Funds, Inc. (Van Kampen):
  -----------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      2,656,572.883 shares at $15.03 per share (cost $37,306,910)                            39,928,290
    UIF Global Tactical Asset Allocation Portfolio, Class I (Intl. Magnum) -
      322,071.913 shares at $9.55 per share (cost $3,477,954)                                 3,075,787
    UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
      1,171,909.301 shares at $15.59 per share (cost $15,604,491)                            18,270,066
  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Strategic Portfolio (Core Strat.) -
      832,053.370 shares at $17.57 per share (cost $13,883,137)                              14,619,178
    Calvert VP Money Market Portfolio (Money Market) -
      60,153,611.717 shares at $1.00 per share (cost $60,153,612)         $   60,153,612
        Dividends Receivable                                                          33
                                                                          --------------
          Total                                                                              60,153,645

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                   AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                           STATEMENTS OF NET ASSETS
                                              DECEMBER 31, 2012


ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert), continued:
  ---------------------------------------------------
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      221,078.723 shares at $46.96 per share (cost $6,885,319)                           $   10,381,857
    Calvert VP SRI Balanced Portfolio (Balanced) -
      2,548,679.222 shares at $1.909 per share (cost $4,550,874)                              4,865,429
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      113,303.424 shares at $32.66 per share (cost $3,284,400)                                3,700,490
    Calvert VP SRI Equity Portfolio (Equity) -
      240,045.809 shares at $21.37 per share (cost $4,201,319)                                5,129,779
    Calvert VP Income Portfolio (Income) -
      1,152,067.678 shares at $16.54 per share (cost $18,361,683)                            19,055,199
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
      1,536,118.535 shares at $6.90 per share (cost $9,814,627)                              10,599,218
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
      140,000.694 shares at $14.58 per share (cost $1,816,912)                                2,041,210
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      1,160,627.685 shares at $30.03 per share (cost $33,497,907)                            34,853,649
    Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
      2,470,844.883 shares at $15.47 per share (cost $32,377,333)                            38,223,970
    Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
      726,855.871 shares at $7.54 per share (cost $7,788,370)                                 5,480,493
    Invesco Van Kampen V.I. Mid Cap Growth Fund Portfolio, Series I (Mid Cap Growth) -
      464,984.712 shares at $3.92 per share (cost $1,852,924)                                 1,822,740
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      797,873.548 shares at $75.22 per share (cost $51,457,872)                              60,016,048
    Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
      494,640.775 shares at $62.39 per share (cost $27,453,954)                              30,860,638
    Calvert VP Nasdaq 100 Index Portfolio (Nasdaq-100 Index) -
      1,053,929.402 shares at $32.57 per share (cost $29,019,006)                            34,326,481
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      727,402.250 shares at $72.86 per share (cost $48,050,410)                              52,998,528
    Calvert VP Inflation Protected Plus Portfolio (Inflation) -
      1,049,867.445 shares at $62.44 per share (cost $61,081,862)                            65,553,723
    Calvert VP Natural Resources Portfolio (Natural Resources) -
      576,616.980 shares at $50.98 per share (cost $28,183,353)                              29,395,934

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                   AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                           STATEMENTS OF NET ASSETS
                                              DECEMBER 31, 2012


ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Products, Inc. (Summit), continued:
  ----------------------------------------------------
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      822,662.360 shares at $86.62 per share (cost $60,624,295)                         $    71,259,014
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      935,054.602 shares at $73.81 per share (cost $48,790,784)                              69,016,380
    Calvert VP Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
      2,474,062.055 shares at $56.06 per share (cost $135,026,199)                          138,695,919
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      1,384,034.601 shares at $14.41 per share (cost $24,738,456)                            19,943,939
  Dreyfus Investment Portfolios (Dreyfus):
  ----------------------------------------
    Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
      190,595.810 shares at $15.65 per share (cost $2,666,552)                                2,982,824
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      1,255,814.069 shares at $12.78 per share (cost $13,964,087)                            16,049,304
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      48,600.428 shares at $9.24 per share (cost $407,393)                                      449,068
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
      55,105.807 shares at $12.09 per share (cost $759,038)                                     666,229
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
      3,007,784.653 shares at $13.17 per share (cost $30,900,128)                            39,612,524
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      10,185,083.909 shares at $11.55 per share (cost $113,376,968)                         117,637,719
  Financial Investors Variable Insurance Trust (ALPS) (Ibbotson):
  ---------------------------------------------------------------
    Ibbotson Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
      79,453.168 shares at $10.26 per share (cost $842,939)                                     815,190
    Ibbotson Growth ETF Asset Allocation Portfolio, Class II (Growth) -
      87,124.548 shares at $9.36 per share (cost $847,672)                                      815,486
    Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
      147,654.125 shares at $10.81 per share (cost $1,628,188)                                1,596,141

                                                                                        ---------------
  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                        $ 1,428,348,084
                                                                                        ===============

The accompanying notes are an integral part of these financial statements.

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                    Equity-Income
                                                                                         IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     672,430
  Mortality and expense risk charge                                                      (292,300)
                                                                                    --------------
Net investment income(loss)                                                               380,130
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                       1,397,494
  Net realized gain(loss) on sale of fund shares                                         (172,156)
                                                                                    --------------
Net realized gain(loss)                                                                 1,225,338
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,629,593
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   3,235,061
                                                                                    ==============


                                                                                            Equity-Income IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     380,130   $     252,819
  Net realized gain(loss)                                                               1,225,338        (410,570)
  Net change in unrealized appreciation/depreciation                                    1,629,593         128,005
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       3,235,061         (29,746)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     191,502         200,659
  Subaccounts transfers (including fixed account), net                                   (823,569)       (695,007)
  Transfers for policyowner benefits and terminations                                  (2,072,634)     (3,057,460)
  Policyowner maintenance charges                                                         (53,720)        (59,141)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (2,758,421)     (3,610,949)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    476,640      (3,640,695)
Net assets at beginning of period                                                      21,568,072      25,208,767
                                                                                    --------------  --------------
Net assets at end of period                                                         $  22,044,712   $  21,568,072
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income                           Equity-Income
       SC                                      SC2                                  Growth IC
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        76,945                         $       347,953                         $        97,022
        (26,747)                               (108,813)                               (224,269)
----------------                        ----------------                        ----------------
         50,198                                 239,140                                (127,247)
----------------                        ----------------                        ----------------


        176,484                                 812,565                                       -
       (104,786)                               (407,980)                                814,674
----------------                        ----------------                        ----------------
         71,698                                 404,585                                 814,674
----------------                        ----------------                        ----------------

        288,615                               1,266,966                               1,460,073
----------------                        ----------------                        ----------------


$       410,511                         $     1,910,691                         $     2,147,500
================                        ================                        ================


          Equity-Income SC                        Equity-Income SC2                           Growth IC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        50,198     $        42,684     $       239,140     $       192,128     $      (127,247)    $      (174,774)
         71,698            (171,106)            404,585            (522,467)            814,674             667,117
        288,615             135,573           1,266,966             334,122           1,460,073            (591,503)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        410,511               7,151           1,910,691               3,783           2,147,500             (99,160)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          2,022                 900             238,380             420,224             178,254             186,407
       (378,792)           (438,031)         (1,168,593)           (531,914)           (778,668)           (755,446)
       (411,430)           (623,979)         (1,762,781)         (1,800,634)         (2,038,165)         (1,979,418)
           (787)               (869)            (41,375)            (49,993)            (49,599)            (53,848)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (788,987)         (1,061,979)         (2,734,369)         (1,962,317)         (2,688,178)         (2,602,305)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (378,476)         (1,054,828)           (823,678)         (1,958,534)           (540,678)         (2,701,465)
      2,983,537           4,038,365          13,005,698          14,964,232          16,505,970          19,207,435
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,605,061     $     2,983,537     $    12,182,020     $    13,005,698     $    15,965,292     $    16,505,970
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                       Growth SC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      11,996
  Mortality and expense risk charge                                                       (24,353)
                                                                                    --------------
Net investment income(loss)                                                               (12,357)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           28,335
                                                                                    --------------
Net realized gain(loss)                                                                    28,335
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            314,046
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     330,024
                                                                                    ==============


                                                                                              Growth SC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (12,357)  $     (20,976)
  Net realized gain(loss)                                                                  28,335          (5,743)
  Net change in unrealized appreciation/depreciation                                      314,046          25,705
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         330,024          (1,014)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       1,520           7,980
  Subaccounts transfers (including fixed account), net                                    (67,485)          5,038
  Transfers for policyowner benefits and terminations                                    (378,475)       (646,880)
  Policyowner maintenance charges                                                            (830)           (928)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (445,270)       (634,790)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (115,246)       (635,804)
Net assets at beginning of period                                                       2,502,417       3,138,221
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,387,171   $   2,502,417
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                           High Income                            High Income
   Growth SC2                                   IC                                     SC
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        20,098                         $       479,475                         $       146,246
        (52,292)                               (109,926)                                (26,135)
----------------                        ----------------                        ----------------
        (32,194)                                369,549                                 120,111
----------------                        ----------------                        ----------------


              -                                       -                                       -
        278,688                                 133,036                                  22,246
----------------                        ----------------                        ----------------
        278,688                                 133,036                                  22,246
----------------                        ----------------                        ----------------

        541,427                                 461,734                                 198,781
----------------                        ----------------                        ----------------


$       787,921                         $       964,319                         $       341,138
================                        ================                        ================


             Growth SC2                            High Income IC                          High Income SC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (32,194)    $       (50,499)    $       369,549     $       458,441     $       120,111     $       176,584
        278,688             256,413             133,036             163,220              22,246              30,613
        541,427            (250,066)            461,734            (425,013)            198,781            (143,493)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        787,921             (44,152)            964,319             196,648             341,138              63,704
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        156,963             155,586             147,126             136,278              30,622               1,294
       (346,076)           (301,695)            274,218             762,280             (49,562)            663,189
       (991,526)         (1,166,645)           (978,314)         (1,023,238)           (681,731)           (659,492)
        (20,555)            (23,694)            (16,175)            (16,907)               (604)               (631)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,201,194)         (1,336,448)           (573,145)           (141,587)           (701,275)              4,360
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (413,273)         (1,380,600)            391,174              55,061            (360,137)             68,064
      6,013,481           7,394,081           8,168,937           8,113,876           2,974,673           2,906,609
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,600,208     $     6,013,481     $     8,560,111     $     8,168,937     $     2,614,536     $     2,974,673
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                     High Income
                                                                                         SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $   3,972,398
  Mortality and expense risk charge                                                      (540,822)
                                                                                    --------------
Net investment income(loss)                                                             3,431,576
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           44,636
                                                                                    --------------
Net realized gain(loss)                                                                    44,636
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          4,104,057
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   7,580,269
                                                                                    ==============


                                                                                           High Income SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $   3,431,576   $   3,312,615
  Net realized gain(loss)                                                                  44,636         (23,252)
  Net change in unrealized appreciation/depreciation                                    4,104,057      (3,411,384)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       7,580,269        (122,021)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  12,785,207       7,257,988
  Subaccounts transfers (including fixed account), net                                  2,071,209      34,205,317
  Transfers for policyowner benefits and terminations                                  (4,267,094)     (2,954,354)
  Policyowner maintenance charges                                                        (518,060)       (274,015)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   10,071,262      38,234,936
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 17,651,531      38,112,915
Net assets at beginning of period                                                      53,535,566      15,422,651
                                                                                    --------------  --------------
Net assets at end of period                                                         $  71,187,097   $  53,535,566
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

  Overseas IC                              Overseas SC                            Overseas SC2
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$       125,359                         $        21,327                         $       146,427
        (87,136)                                (11,865)                                (75,687)
----------------                        ----------------                        ----------------
         38,223                                   9,462                                  70,740
----------------                        ----------------                        ----------------


         21,571                                   3,884                                  29,066
       (110,392)                                (92,902)                               (402,257)
----------------                        ----------------                        ----------------
        (88,821)                                (89,018)                               (373,191)
----------------                        ----------------                        ----------------

      1,226,635                                 312,105                               1,863,739
----------------                        ----------------                        ----------------


$     1,176,037                         $       232,549                         $     1,561,288
================                        ================                        ================


            Overseas IC                             Overseas SC                             Overseas SC2
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        38,223     $          (120)    $         9,462     $         4,043     $        70,740     $        29,856
        (88,821)             25,738             (89,018)            (62,321)           (373,191)           (173,703)
      1,226,635          (1,538,870)            312,105            (244,078)          1,863,739          (1,709,297)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,176,037          (1,513,252)            232,549            (302,356)          1,561,288          (1,853,144)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         88,508              99,580               1,897               1,640             205,880             351,912
       (331,283)           (639,903)            (55,798)           (107,734)           (622,183)           (441,332)
       (885,895)         (1,008,471)           (322,902)           (323,157)         (1,106,022)         (1,167,049)
        (16,226)            (20,838)               (351)               (458)            (24,810)            (31,996)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,144,896)         (1,569,632)           (377,154)           (429,709)         (1,547,135)         (1,288,465)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         31,141          (3,082,884)           (144,605)           (732,065)             14,153          (3,141,609)
      6,630,626           9,713,510           1,343,011           2,075,076           8,704,593          11,846,202
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     6,661,767     $     6,630,626     $     1,198,406     $     1,343,011     $     8,718,746     $     8,704,593
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Asset Mgr. IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     218,411
  Mortality and expense risk charge                                                      (192,670)
                                                                                    --------------
Net investment income(loss)                                                                25,741
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                         104,578
  Net realized gain(loss) on sale of fund shares                                          (65,013)
                                                                                    --------------
Net realized gain(loss)                                                                    39,565
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,511,910
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   1,577,216
                                                                                    ==============


                                                                                             Asset Mgr. IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      25,741   $      97,763
  Net realized gain(loss)                                                                  39,565         (71,786)
  Net change in unrealized appreciation/depreciation                                    1,511,910        (640,136)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       1,577,216        (614,159)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      55,732          56,472
  Subaccounts transfers (including fixed account), net                                   (235,190)       (645,998)
  Transfers for policyowner benefits and terminations                                  (2,097,299)     (2,550,628)
  Policyowner maintenance charges                                                         (47,421)        (55,243)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (2,324,178)     (3,195,397)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (746,962)     (3,809,556)
Net assets at beginning of period                                                      15,035,813      18,845,369
                                                                                    --------------  --------------
Net assets at end of period                                                         $  14,288,851   $  15,035,813
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            Asset Mgr.
  Asset Mgr. SC                                SC2                                Inv. Bond IC
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        27,155                         $        37,303                         $       369,601
        (18,811)                                (26,019)                               (204,387)
----------------                        ----------------                        ----------------
          8,344                                  11,284                                 165,214
----------------                        ----------------                        ----------------


         14,141                                  21,728                                 429,546
         (1,989)                                 33,536                                 195,432
----------------                        ----------------                        ----------------
         12,152                                  55,264                                 624,978
----------------                        ----------------                        ----------------

        191,740                                 247,153                                 (41,726)
----------------                        ----------------                        ----------------


$       212,236                         $       313,701                         $       748,466
================                        ================                        ================


            Asset Mgr. SC                          Asset Mgr. SC2                           Inv. Bond IC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         8,344     $        17,260     $        11,284     $        24,836     $       165,214     $       336,682
         12,152              (1,167)             55,264              26,790             624,978             651,693
        191,740             (83,662)            247,153            (160,131)            (41,726)             50,444
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        212,236             (67,569)            313,701            (108,505)            748,466           1,038,819
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


            198               5,198             305,095             283,184             123,650             132,739
        (45,850)            (76,072)           (163,576)           (230,706)            266,574            (375,360)
       (195,025)           (526,274)           (345,558)           (440,043)         (2,254,494)         (2,888,117)
           (513)               (602)             (7,253)             (8,050)            (23,395)            (25,542)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (241,190)           (597,750)           (211,292)           (395,615)         (1,887,665)         (3,156,280)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (28,954)           (665,319)            102,409            (504,120)         (1,139,199)         (2,117,461)
      1,954,514           2,619,833           2,801,446           3,305,566          17,137,916          19,255,377
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,925,560     $     1,954,514     $     2,903,855     $     2,801,446     $    15,998,717     $    17,137,916
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Inv. Bond SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     392,848
  Mortality and expense risk charge                                                      (159,220)
                                                                                    --------------
Net investment income(loss)                                                               233,628
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                         500,283
  Net realized gain(loss) on sale of fund shares                                          132,270
                                                                                    --------------
Net realized gain(loss)                                                                   632,553
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (2,273)
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     863,908
                                                                                    ==============


                                                                                            Inv. Bond SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     233,628   $     398,679
  Net realized gain(loss)                                                                 632,553         722,377
  Net change in unrealized appreciation/depreciation                                       (2,273)         54,588
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         863,908       1,175,644
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     879,054         519,459
  Subaccounts transfers (including fixed account), net                                    396,093      (1,161,409)
  Transfers for policyowner benefits and terminations                                  (2,033,798)     (3,613,794)
  Policyowner maintenance charges                                                         (61,790)        (68,019)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (820,441)     (4,323,763)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     43,467      (3,148,119)
Net assets at beginning of period                                                      18,506,242      21,654,361
                                                                                    --------------  --------------
Net assets at end of period                                                         $  18,549,709   $  18,506,242
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

 Contrafund IC                           Contrafund SC                           Contrafund SC2
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$       270,547                         $        68,504                         $       655,181
       (284,555)                                (53,574)                               (381,219)
----------------                        ----------------                        ----------------
        (14,008)                                 14,930                                 273,962
----------------                        ----------------                        ----------------


              -                                       -                                       -
        385,984                                  (8,248)                                (17,948)
----------------                        ----------------                        ----------------
        385,984                                  (8,248)                                (17,948)
----------------                        ----------------                        ----------------

      2,574,822                                 813,306                               5,830,223
----------------                        ----------------                        ----------------


$     2,946,798                         $       819,988                         $     6,086,237
================                        ================                        ================


           Contrafund IC                           Contrafund SC                           Contrafund SC2
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (14,008)    $       (90,341)    $        14,930     $        (6,382)    $       273,962     $       (28,797)
        385,984             182,462              (8,248)           (113,636)            (17,948)           (592,762)
      2,574,822            (880,783)            813,306             (84,965)          5,830,223            (348,700)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      2,946,798            (788,662)            819,988            (204,983)          6,086,237            (970,259)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        233,500             276,837              15,714               6,659           6,285,347           1,571,103
       (496,379)         (1,066,450)             97,684            (119,288)         23,881,314          (1,898,453)
     (2,731,798)         (2,591,116)           (923,386)         (1,237,540)         (4,014,756)         (3,963,742)
        (41,334)            (46,532)             (1,406)             (1,594)           (239,580)            (93,232)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (3,036,011)         (3,427,261)           (811,394)         (1,351,763)         25,912,325          (4,384,324)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (89,213)         (4,215,923)              8,594          (1,556,746)         31,998,562          (5,354,583)
     20,419,865          24,635,788           5,513,164           7,069,910          26,948,718          32,303,301
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    20,330,652     $    20,419,865     $     5,521,758     $     5,513,164     $    58,947,280     $    26,948,718
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                    Asset Mgr. Gr.
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      21,977
  Mortality and expense risk charge                                                       (22,620)
                                                                                    --------------
Net investment income(loss)                                                                  (643)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                           5,648
  Net realized gain(loss) on sale of fund shares                                           31,841
                                                                                    --------------
Net realized gain(loss)                                                                    37,489
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            176,885
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     213,731
                                                                                    ==============

                                                                                           Asset Mgr. Gr. IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (643)  $       4,009
  Net realized gain(loss)                                                                  37,489          24,983
  Net change in unrealized appreciation/depreciation                                      176,885        (158,728)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         213,731        (129,736)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       8,471          20,976
  Subaccounts transfers (including fixed account), net                                    (21,004)        (57,157)
  Transfers for policyowner benefits and terminations                                    (266,774)       (155,543)
  Policyowner maintenance charges                                                          (3,464)         (3,846)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (282,771)       (195,570)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (69,040)       (325,306)
Net assets at beginning of period                                                       1,638,411       1,963,717
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,569,371   $   1,638,411
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Asset Mgr. Gr.                           Asset Mgr. Gr.
       SC                                      SC2                                Mid Cap SC2
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$         3,826                         $         7,013                         $        62,049
         (2,899)                                 (5,472)                               (118,763)
----------------                        ----------------                        ----------------
            927                                   1,541                                 (56,714)
----------------                        ----------------                        ----------------


          1,079                                   2,310                               1,281,212
          3,219                                   6,479                                 620,871
----------------                        ----------------                        ----------------
          4,298                                   8,789                               1,902,083
----------------                        ----------------                        ----------------

         34,788                                  73,400                                 (51,273)
----------------                        ----------------                        ----------------


$        40,013                         $        83,730                         $     1,794,096
================                        ================                        ================


         Asset Mgr. Gr. SC                       Asset Mgr. Gr. SC2                         Mid Cap SC2
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           927     $         1,804     $         1,541     $         2,808     $       (56,714)    $      (126,718)
          4,298               4,529               8,789               8,054           1,902,083           2,686,864
         34,788             (28,415)             73,400             (60,339)            (51,273)         (3,786,283)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         40,013             (22,082)             83,730             (49,477)          1,794,096          (1,226,137)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -               5,358                 848           2,753,337           2,697,243
            339                  66              (6,756)            (76,380)          2,414,745          (8,329,870)
        (58,253)            (48,356)            (57,015)            (23,805)         (1,042,849)         (1,038,901)
            (85)                (98)             (1,360)             (1,551)            (91,400)            (95,864)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (57,999)            (48,388)            (59,773)           (100,888)          4,033,833          (6,767,392)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (17,986)            (70,470)             23,957            (150,365)          5,827,929          (7,993,529)
        304,829             375,299             608,267             758,632          10,195,147          18,188,676
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       286,843     $       304,829     $       632,224     $       608,267     $    16,023,076     $    10,195,147
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Alger
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     132,312
  Mortality and expense risk charge                                                      (102,945)
                                                                                    --------------
Net investment income(loss)                                                                29,367
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                         (146,688)
                                                                                    --------------
Net realized gain(loss)                                                                  (146,688)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            586,828
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     469,507
                                                                                    ==============


                                                                                              Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      29,367   $     183,964
  Net realized gain(loss)                                                                (146,688)       (179,625)
  Net change in unrealized appreciation/depreciation                                      586,828         (96,797)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         469,507         (92,458)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     206,111         142,911
  Subaccounts transfers (including fixed account), net                                   (407,456)       (398,500)
  Transfers for policyowner benefits and terminations                                  (1,239,456)     (1,369,011)
  Policyowner maintenance charges                                                         (19,664)        (23,307)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,460,465)     (1,647,907)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (990,958)     (1,740,365)
Net assets at beginning of period                                                       9,491,525      11,231,890
                                                                                    --------------  --------------
Net assets at end of period                                                         $   8,500,567   $   9,491,525
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                        MFS
--------------------------------------------------------------------------------------------------------------------
                                                                                      New
 Strategic Inc.                             Utilities                              Discovery
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$       602,120                         $     2,146,807                         $             -
       (100,975)                               (330,590)                                (65,903)
----------------                        ----------------                        ----------------
        501,145                               1,816,217                                 (65,903)
----------------                        ----------------                        ----------------


              -                                       -                                 595,531
        134,453                                 794,688                                 148,571
----------------                        ----------------                        ----------------
        134,453                                 794,688                                 744,102
----------------                        ----------------                        ----------------

        338,635                               1,068,946                                 463,183
----------------                        ----------------                        ----------------


$       974,233                         $     3,679,851                         $     1,141,382
================                        ================                        ================


           Strategic Inc.                            Utilities                             New Discovery
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       501,145     $       493,147     $     1,816,217     $       713,661     $       (65,903)    $       (79,369)
        134,453             104,504             794,688           1,025,232             744,102           1,409,688
        338,635            (201,145)          1,068,946             241,457             463,183          (2,233,013)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        974,233             396,506           3,679,851           1,980,350           1,141,382            (902,694)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        160,566             235,385           1,331,994           1,181,772             280,133             312,396
        264,862            (172,698)           (991,715)         (1,962,980)           (642,107)             25,275
     (1,275,812)         (1,349,414)         (4,118,416)         (4,571,519)           (858,213)         (1,338,509)
        (23,248)            (25,015)            (70,939)            (78,240)            (16,000)            (19,682)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (873,632)         (1,311,742)         (3,849,076)         (5,430,967)         (1,236,187)         (1,020,520)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        100,601            (915,236)           (169,225)         (3,450,617)            (94,805)         (1,923,214)
     10,314,187          11,229,423          31,536,267          34,986,884           6,127,894           8,051,108
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    10,414,788     $    10,314,187     $    31,367,042     $    31,536,267     $     6,033,089     $     6,127,894
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 MFS
                                                                                    ------------------------------

                                                                                      Research
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     632,060
  Mortality and expense risk charge                                                      (219,042)
                                                                                    --------------
Net investment income(loss)                                                               413,018
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          (42,254)
                                                                                    --------------
Net realized gain(loss)                                                                   (42,254)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          3,528,977
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   3,899,741
                                                                                    ==============


                                                                                              Research
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     413,018   $     130,752
  Net realized gain(loss)                                                                 (42,254)      1,906,724
  Net change in unrealized appreciation/depreciation                                    3,528,977      (3,401,921)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       3,899,741      (1,364,445)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   4,927,614       6,574,199
  Subaccounts transfers (including fixed account), net                                   (376,536)    (27,442,641)
  Transfers for policyowner benefits and terminations                                  (1,799,870)     (2,126,826)
  Policyowner maintenance charges                                                        (188,693)       (252,287)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    2,562,515     (23,247,555)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  6,462,256     (24,612,000)
Net assets at beginning of period                                                      21,652,636      46,264,636
                                                                                    --------------  --------------
Net assets at end of period                                                         $  28,114,892   $  21,652,636
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                  MFS                                                    Van Kampen
--------------------------------------- ----------------------------------------------------------------------------
                                            Emerging
  Total Return                               Markets                              Intl. Magnum
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        66,776                         $             -                         $        69,242
        (21,645)                               (384,639)                                (33,577)
----------------                        ----------------                        ----------------
         45,131                                (384,639)                                 35,665
----------------                        ----------------                        ----------------


              -                                       -                                       -
         75,535                                (298,047)                               (245,179)
----------------                        ----------------                        ----------------
         75,535                                (298,047)                               (245,179)
----------------                        ----------------                        ----------------

        120,526                               7,827,100                                 611,853
----------------                        ----------------                        ----------------


$       241,192                         $     7,144,414                         $       402,339
================                        ================                        ================


            Total Return                          Emerging Markets                          Intl. Magnum
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        45,131     $        43,650     $      (384,639)    $      (199,328)    $        35,665     $        13,121
         75,535              28,323            (298,047)            152,945            (245,179)           (183,585)
        120,526             (49,037)          7,827,100          (8,996,968)            611,853              (7,180)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        241,192              22,936           7,144,414          (9,043,351)            402,339            (177,644)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         32,995             258,213           6,187,551           6,326,095              58,097              81,668
       (168,051)             21,595         (12,029,451)         11,028,168            (686,764)           (108,850)
       (245,961)            (70,724)         (3,767,357)         (3,444,020)           (437,723)           (469,235)
         (5,522)             (5,517)           (245,983)           (247,475)             (9,343)            (12,211)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (386,539)            203,567          (9,855,240)         13,662,768          (1,075,733)           (508,628)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (145,347)            226,503          (2,710,826)          4,619,417            (673,394)           (686,272)
      2,467,941           2,241,438          42,639,116          38,019,699           3,749,181           4,435,453
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,322,594     $     2,467,941     $    39,928,290     $    42,639,116     $     3,075,787     $     3,749,181
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Van Kampen
                                                                                    ------------------------------
                                                                                      U.S. Real
                                                                                        Estate
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     160,673
  Mortality and expense risk charge                                                      (182,520)
                                                                                    --------------
Net investment income(loss)                                                               (21,847)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          368,585
                                                                                    --------------
Net realized gain(loss)                                                                   368,585
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          2,134,091
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   2,480,829
                                                                                    ==============


                                                                                           U.S. Real Estate
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (21,847)  $     (26,266)
  Net realized gain(loss)                                                                 368,585         104,601
  Net change in unrealized appreciation/depreciation                                    2,134,091         749,898
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       2,480,829         828,233
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   1,022,216       1,257,501
  Subaccounts transfers (including fixed account), net                                     58,378      (1,351,193)
  Transfers for policyowner benefits and terminations                                  (2,190,471)     (1,794,098)
  Policyowner maintenance charges                                                         (40,494)        (39,152)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,150,371)     (1,926,942)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  1,330,458      (1,098,709)
Net assets at beginning of period                                                      16,939,608      18,038,317
                                                                                    --------------  --------------
Net assets at end of period                                                         $  18,270,066   $  16,939,608
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------
                                             Money
   Core Strat.                               Market                                Small Cap
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        63,843                         $         5,289                         $             -
       (294,017)                               (500,923)                               (126,119)
----------------                        ----------------                        ----------------
       (230,174)                               (495,634)                               (126,119)
----------------                        ----------------                        ----------------


              -                                       -                                 379,530
     (1,263,349)                                      -                                 988,775
----------------                        ----------------                        ----------------
     (1,263,349)                                      -                               1,368,305
----------------                        ----------------                        ----------------

      3,369,884                                       -                                  45,353
----------------                        ----------------                        ----------------


$     1,876,361                         $      (495,634)                        $     1,287,539
================                        ================                        ================


             Core Strat.                            Money Market                             Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      (230,174)    $      (401,504)    $      (495,634)    $      (502,548)    $      (126,119)    $      (142,444)
     (1,263,349)          5,833,959                   -                   -           1,368,305           1,264,126
      3,369,884          (9,812,008)                  -                   -              45,353          (1,538,242)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,876,361          (4,379,553)           (495,634)           (502,548)          1,287,539            (416,560)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      2,372,598           9,846,093           8,756,885           6,015,964             213,696             248,202
    (29,427,028)        (48,427,485)         17,218,660          12,345,031            (502,171)           (238,461)
     (3,266,602)         (5,823,216)        (16,241,640)        (20,907,423)         (1,418,708)         (1,974,512)
       (141,005)           (413,059)           (280,350)           (218,183)            (28,695)            (32,253)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
    (30,462,037)        (44,817,667)          9,453,555          (2,764,611)         (1,735,878)         (1,997,024)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    (28,585,676)        (49,197,220)          8,957,921          (3,267,159)           (448,339)         (2,413,584)
     43,204,854          92,402,074          51,195,724          54,462,883          10,830,196          13,243,780
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    14,619,178     $    43,204,854     $    60,153,645     $    51,195,724     $    10,381,857     $    10,830,196
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Calvert
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      59,575
  Mortality and expense risk charge                                                       (48,298)
                                                                                    --------------
Net investment income(loss)                                                                11,277
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           45,906
                                                                                    --------------
Net realized gain(loss)                                                                    45,906
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            380,577
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     437,760
                                                                                    ==============


                                                                                              Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      11,277   $      16,210
  Net realized gain(loss)                                                                  45,906          (4,950)
  Net change in unrealized appreciation/depreciation                                      380,577         152,453
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         437,760         163,713
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     104,849         320,253
  Subaccounts transfers (including fixed account), net                                    155,634        (109,945)
  Transfers for policyowner benefits and terminations                                    (508,058)       (271,717)
  Policyowner maintenance charges                                                         (11,823)        (12,306)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (259,398)        (73,715)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    178,362          89,998
Net assets at beginning of period                                                       4,687,067       4,597,069
                                                                                    --------------  --------------
Net assets at end of period                                                         $   4,865,429   $   4,687,067
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

    Mid Cap                                  Equity                                  Income
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$             -                         $         5,063                         $       645,355
        (35,966)                                (48,117)                               (181,058)
----------------                        ----------------                        ----------------
        (35,966)                                (43,054)                                464,297
----------------                        ----------------                        ----------------


        422,721                                 169,354                                       -
        139,111                                 343,897                                 149,634
----------------                        ----------------                        ----------------
        561,832                                 513,251                                 149,634
----------------                        ----------------                        ----------------

         42,751                                 323,127                                 889,329
----------------                        ----------------                        ----------------


$       568,617                         $       793,324                         $     1,503,260
================                        ================                        ================


              Mid Cap                                  Equity                                  Income
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (35,966)    $       (37,798)    $       (43,054)    $       (47,429)    $       464,297     $       664,732
        561,832             313,201             513,251             123,383             149,634             103,042
         42,751            (202,644)            323,127            (220,616)            889,329             (77,764)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        568,617              72,759             793,324            (144,662)          1,503,260             690,010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -             156,457             234,779             383,881             388,956
       (123,408)           (153,048)           (711,786)            454,163            (747,574)         (1,566,535)
       (554,204)           (205,134)           (457,361)           (348,973)         (2,796,949)         (3,430,947)
        (10,941)            (12,028)            (14,604)            (16,142)            (59,358)            (69,191)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (688,553)           (370,210)         (1,027,294)            323,827          (3,220,000)         (4,677,717)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (119,936)           (297,451)           (233,970)            179,165          (1,716,740)         (3,987,707)
      3,820,426           4,117,877           5,363,749           5,184,584          20,771,939          24,759,646
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,700,490     $     3,820,426     $     5,129,779     $     5,363,749     $    19,055,199     $    20,771,939
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                          American Century
                                                                                    ------------------------------
                                                                                       Income &
                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     227,302
  Mortality and expense risk charge                                                      (104,967)
                                                                                    --------------
Net investment income(loss)                                                               122,335
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          143,107
                                                                                    --------------
Net realized gain(loss)                                                                   143,107
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,141,698
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   1,407,140
                                                                                    ==============


                                                                                           Income & Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     122,335   $      66,505
  Net realized gain(loss)                                                                 143,107        (100,497)
  Net change in unrealized appreciation/depreciation                                    1,141,698         284,238
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       1,407,140         250,246
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     309,940         373,036
  Subaccounts transfers (including fixed account), net                                   (388,305)        372,199
  Transfers for policyowner benefits and terminations                                  (1,529,862)     (2,021,761)
  Policyowner maintenance charges                                                         (32,773)        (34,410)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,641,000)     (1,310,936)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (233,860)     (1,060,690)
Net assets at beginning of period                                                      10,833,078      11,893,768
                                                                                    --------------  --------------
Net assets at end of period                                                         $  10,599,218   $  10,833,078
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

           American Century                                                 AIM
--------------------------------------- ----------------------------------------------------------------------------
     Mid Cap                                   Intl.
      Value                                   Growth                                 Global
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$        39,441                         $       491,655                         $       193,592
        (18,001)                               (285,305)                               (284,253)
----------------                        ----------------                        ----------------
         21,440                                 206,350                                 (90,661)
----------------                        ----------------                        ----------------


        111,764                                       -                                       -
         78,521                                  (3,126)                                133,098
----------------                        ----------------                        ----------------
        190,285                                  (3,126)                                133,098
----------------                        ----------------                        ----------------

         62,647                               4,368,609                               7,639,103
----------------                        ----------------                        ----------------


$       274,372                         $     4,571,833                         $     7,681,540
================                        ================                        ================


           Mid Cap Value                            Intl. Growth                              Global
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        21,440     $         6,859     $       206,350     $      (106,428)    $       (90,661)    $       844,558
        190,285             144,506              (3,126)             10,953             133,098               8,487
         62,647            (193,556)          4,368,609          (3,393,936)          7,639,103          (3,549,990)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        274,372             (42,191)          4,571,833          (3,489,411)          7,681,540          (2,696,945)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        226,060             192,327           7,028,920           4,192,002           7,104,383           4,096,973
        105,350            (183,362)         (4,119,780)         27,683,963            (362,395)         19,232,880
       (255,281)           (151,650)         (2,338,417)         (1,120,330)         (2,302,784)           (963,322)
         (5,066)             (4,636)           (252,188)           (131,242)           (264,313)           (138,993)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         71,063            (147,321)            318,535          30,624,393           4,174,891          22,227,538
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        345,435            (189,512)          4,890,368          27,134,982          11,856,431          19,530,593
      1,695,775           1,885,287          29,963,281           2,828,299          26,367,539           6,836,946
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,041,210     $     1,695,775     $    34,853,649     $    29,963,281     $    38,223,970     $    26,367,539
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 AIM
                                                                                    ------------------------------

                                                                                     Global Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     136,630
  Mortality and expense risk charge                                                       (55,284)
                                                                                    --------------
Net investment income(loss)                                                                81,346
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                         (497,178)
                                                                                    --------------
Net realized gain(loss)                                                                  (497,178)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,066,650
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     650,818
                                                                                    ==============


                                                                                             Global Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      81,346   $     152,436
  Net realized gain(loss)                                                                (497,178)       (541,273)
  Net change in unrealized appreciation/depreciation                                    1,066,650        (364,342)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         650,818        (753,179)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      57,342          87,822
  Subaccounts transfers (including fixed account), net                                    (62,936)         94,997
  Transfers for policyowner benefits and terminations                                    (649,393)       (890,751)
  Policyowner maintenance charges                                                         (12,165)        (14,894)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (667,152)       (722,826)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (16,334)     (1,476,005)
Net assets at beginning of period                                                       5,496,827       6,972,832
                                                                                    --------------  --------------
Net assets at end of period                                                         $   5,480,493   $   5,496,827
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                  AIM                                                      Summit
--------------------------------------- ----------------------------------------------------------------------------
     Mid Cap                                   S&P                                  Russell
     Growth                                  MidCap                                Small Cap
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$             -                         $       557,285                         $       293,913
        (13,278)                               (572,382)                               (254,918)
----------------                        ----------------                        ----------------
        (13,278)                                (15,097)                                 38,995
----------------                        ----------------                        ----------------


            608                               1,454,854                               1,507,183
        (38,236)                              1,084,849                                 266,214
----------------                        ----------------                        ----------------
        (37,628)                              2,539,703                               1,773,397
----------------                        ----------------                        ----------------

        (30,184)                              6,311,078                               1,952,572
----------------                        ----------------                        ----------------


$       (81,090)                        $     8,835,684                         $     3,764,964
================                        ================                        ================


           Mid Cap Growth                             S&P MidCap                         Russell Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (13,278)    $             -     $       (15,097)    $      (139,218)    $        38,995     $      (160,416)
        (37,628)                  -           2,539,703             770,831           1,773,397           4,333,028
        (30,184)                  -           6,311,078          (3,892,642)          1,952,572          (4,832,042)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (81,090)                  -           8,835,684          (3,261,029)          3,764,964            (659,430)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         54,263                   -           5,486,299           4,794,305           4,384,094           4,717,111
      2,090,836                   -          (4,290,734)         13,293,838             563,740         (17,532,299)
       (237,470)                  -          (5,569,838)         (6,393,346)         (2,584,698)         (3,213,489)
         (3,799)                  -            (292,393)           (247,322)           (170,303)           (198,683)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      1,903,830                   -          (4,666,666)         11,447,475           2,192,833         (16,227,360)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,822,740                   -           4,169,018           8,186,446           5,957,797         (16,886,790)
              -                   -          55,847,030          47,660,584          24,902,841          41,789,631
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,822,740     $             -     $    60,016,048     $    55,847,030     $    30,860,638     $    24,902,841
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                Summit
                                                                                    ------------------------------
                                                                                      Nasdaq-100
                                                                                        Index
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     233,248
  Mortality and expense risk charge                                                      (289,141)
                                                                                    --------------
Net investment income(loss)                                                               (55,893)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                       2,001,915
  Net realized gain(loss) on sale of fund shares                                          825,742
                                                                                    --------------
Net realized gain(loss)                                                                 2,827,657
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,823,885
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   4,595,649
                                                                                    ==============


                                                                                           Nasdaq-100 Index
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (55,893)  $    (188,122)
  Net realized gain(loss)                                                               2,827,657       3,114,022
  Net change in unrealized appreciation/depreciation                                    1,823,885      (2,128,203)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       4,595,649         797,697
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   6,499,573       5,600,369
  Subaccounts transfers (including fixed account), net                                 (1,710,979)     (7,806,792)
  Transfers for policyowner benefits and terminations                                  (2,335,165)     (2,377,903)
  Policyowner maintenance charges                                                        (242,573)       (213,117)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    2,210,856      (4,797,443)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  6,806,505      (3,999,746)
Net assets at beginning of period                                                      27,519,976      31,519,722
                                                                                    --------------  --------------
Net assets at end of period                                                         $  34,326,481   $  27,519,976
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
      EAFE                                                                          Natural
      Intl.                                 Inflation                              Resources
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$     1,188,815                         $     1,005,832                         $         4,859
       (430,770)                               (464,905)                               (240,503)
----------------                        ----------------                        ----------------
        758,045                                 540,927                                (235,644)
----------------                        ----------------                        ----------------


              -                                 182,604                                 716,156
        179,267                                  89,050                                 133,999
----------------                        ----------------                        ----------------
        179,267                                 271,654                                 850,155
----------------                        ----------------                        ----------------

      6,572,156                               2,492,167                                 552,698
----------------                        ----------------                        ----------------


$     7,509,468                         $     3,304,748                         $     1,167,209
================                        ================                        ================


             EAFE Intl.                              Inflation                           Natural Resources
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       758,045     $       734,932     $       540,927     $       434,356     $      (235,644)    $      (118,937)
        179,267           2,430,858             271,654             464,197             850,155             134,899
      6,572,156          (9,030,468)          2,492,167           1,667,805             552,698          (2,885,207)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      7,509,468          (5,864,678)          3,304,748           2,566,358           1,167,209          (2,869,245)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      9,932,325          10,412,303          11,459,975           5,486,918           5,470,802           4,517,083
     (5,923,754)        (13,028,547)         16,792,408          18,077,816             580,605           5,036,657
     (3,433,929)         (3,366,439)         (3,763,566)         (2,231,421)         (1,999,421)         (1,462,862)
       (386,916)           (391,452)           (448,086)           (195,291)           (206,114)           (161,452)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        187,726          (6,374,135)         24,040,731          21,138,022           3,845,872           7,929,426
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      7,697,194         (12,238,813)         27,345,479          23,704,380           5,013,081           5,060,181
     45,301,334          57,540,147          38,208,244          14,503,864          24,382,853          19,322,672
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    52,998,528     $    45,301,334     $    65,553,723     $    38,208,244     $    29,395,934     $    24,382,853
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                Summit
                                                                                    ------------------------------

                                                                                        S&P 500
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $   1,242,740
  Mortality and expense risk charge                                                      (645,264)
                                                                                    --------------
Net investment income(loss)                                                               597,476
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          486,241
                                                                                    --------------
Net realized gain(loss)                                                                   486,241
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          7,603,141
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   8,686,858
                                                                                    ==============


                                                                                               S&P 500
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     597,476   $     463,136
  Net realized gain(loss)                                                                 486,241       2,620,274
  Net change in unrealized appreciation/depreciation                                    7,603,141      (3,935,603)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       8,686,858        (852,193)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  10,121,507       5,424,334
  Subaccounts transfers (including fixed account), net                                   (344,967)     30,917,567
  Transfers for policyowner benefits and terminations                                  (5,769,819)     (5,279,348)
  Policyowner maintenance charges                                                        (420,156)       (212,088)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    3,586,565      30,850,465
                                                                                     --------------  --------------

Total increase(decrease) in net assets                                                 12,273,423      29,998,272
Net assets at beginning of period                                                      58,985,591      28,987,319
                                                                                    --------------  --------------
Net assets at end of period                                                         $  71,259,014   $  58,985,591
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                    Summit                                                  Third Avenue
------------------------------------------------------------------------------- ------------------------------------

     Zenith                                 Barclays                                  Value
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$     1,229,963                         $     3,084,501                         $       172,630
       (646,580)                             (1,055,870)                               (195,853)
----------------                        ----------------                        ----------------
        583,383                               2,028,631                                 (23,223)
----------------                        ----------------                        ----------------


              -                                 681,460                                       -
      1,297,122                                 195,659                              (1,704,506)
----------------                        ----------------                        ----------------
      1,297,122                                 877,119                              (1,704,506)
----------------                        ----------------                        ----------------

      7,722,231                                 523,459                               6,294,419
----------------                        ----------------                        ----------------


$     9,602,736                         $     3,429,209                         $     4,566,690
================                        ================                        ================


               Zenith                                 Barclays                                 Value
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       583,383     $       605,570     $     2,028,631     $     1,691,512     $       (23,223)    $     168,403
      1,297,122           9,130,481             877,119           1,034,336          (1,704,506)       (1,859,709)
      7,722,231         (10,556,081)            523,459           3,726,579           6,294,419        (3,912,654)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      9,602,736            (820,030)          3,429,209           6,452,427           4,566,690        (5,603,960)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      8,266,128           9,319,422          28,093,445          19,473,706             292,551           441,725
     (1,836,895)        (31,720,974)         12,840,159          22,339,657          (1,154,650)       (1,147,481)
     (6,157,381)         (7,413,462)         (7,644,218)         (5,205,755)         (2,716,480)       (4,453,378)
       (376,939)           (414,977)         (1,127,973)           (743,583)            (50,282)          (66,637)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (105,087)        (30,299,991)         32,161,413          35,864,025          (3,628,861)       (5,225,771)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      9,497,649         (31,050,021)         35,590,622          42,316,452             937,829       (10,829,731)
     59,518,731          90,568,752         103,105,297          60,788,845          19,006,110        29,835,841
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    69,016,380      $   59,518,731     $   138,695,919     $   103,105,297     $    19,943,939     $  19,006,110
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Dreyfus
                                                                                    ------------------------------

                                                                                        MidCap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       7,116
  Mortality and expense risk charge                                                       (29,425)
                                                                                    --------------
Net investment income(loss)                                                               (22,309)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           44,074
                                                                                    --------------
Net realized gain(loss)                                                                    44,074
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            490,674
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     512,439
                                                                                    ==============


                                                                                                MidCap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (22,309)  $     (19,113)
  Net realized gain(loss)                                                                  44,074         (33,972)
  Net change in unrealized appreciation/depreciation                                      490,674          37,907
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         512,439         (15,178)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      81,328         172,912
  Subaccounts transfers (including fixed account), net                                   (252,697)       (337,604)
  Transfers for policyowner benefits and terminations                                    (390,669)       (333,976)
  Policyowner maintenance charges                                                          (9,117)         (9,350)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (571,155)       (508,018)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (58,716)       (523,196)
Net assets at beginning of period                                                       3,041,540       3,564,736
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,982,824   $   3,041,540
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                    Scudder                                               Neuberger Berman
------------------------------------------------------------------------------- ------------------------------------
      Small
    Mid Value                               Thematic                                Regency
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$       176,325                         $         5,942                         $         4,038
       (135,740)                                 (3,902)                                 (5,712)
----------------                        ----------------                        ----------------
         40,585                                   2,040                                  (1,674)
----------------                        ----------------                        ----------------


              -                                       -                                 173,868
        158,217                                   2,279                                  46,796
----------------                        ----------------                        ----------------
        158,217                                   2,279                                 220,664
----------------                        ----------------                        ----------------

      1,565,268                                  59,604                                (132,951)
----------------                        ----------------                        ----------------


$     1,764,070                         $        63,923                         $        86,039
================                        ================                        ================


          Small Mid Value                            Thematic                                 Regency
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        40,585     $       (15,541)    $         2,040     $        (1,332)    $        (1,674)    $      (144,865)
        158,217              74,524               2,279              10,448             220,664           7,371,762
      1,565,268          (1,153,591)             59,604             (76,342)           (132,951)         (5,811,743)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,764,070          (1,094,608)             63,923             (67,226)             86,039           1,415,154
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      2,951,419           2,257,632              12,383              19,509              24,873           2,917,198
     (1,580,140)          5,945,264              46,605              (8,689)            134,712         (37,460,809)
     (1,143,490)           (701,401)            (44,977)            (21,834)            (75,832)         (1,166,772)
       (109,847)            (79,408)             (1,143)             (1,176)             (1,834)           (123,244)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        117,942           7,422,087              12,868             (12,190)             81,919         (35,833,627)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,882,012           6,327,479              76,791             (79,416)            167,958         (34,418,473)
     14,167,292           7,839,813             372,277             451,693             498,271          34,916,744
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    16,049,304     $    14,167,292     $       449,068     $       372,277     $       666,229     $       498,271
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                T. Rowe
                                                                                    ------------------------------

                                                                                      Blue Chip
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                      (301,380)
                                                                                    --------------
Net investment income(loss)                                                              (301,380)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          373,895
                                                                                    --------------
Net realized gain(loss)                                                                   373,895
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          4,838,897
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   4,911,412
                                                                                    ==============


                                                                                              Blue Chip
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $    (301,380)  $    (265,978)
  Net realized gain(loss)                                                                 373,895       1,754,760
  Net change in unrealized appreciation/depreciation                                    4,838,897        (962,349)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       4,911,412         526,433
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   7,014,862       6,133,400
  Subaccounts transfers (including fixed account), net                                  3,235,472     (10,269,503)
  Transfers for policyowner benefits and terminations                                  (2,239,018)     (2,060,688)
  Policyowner maintenance charges                                                        (272,988)       (219,362)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    7,738,328      (6,416,153)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 12,649,740      (5,889,720)
Net assets at beginning of period                                                      26,962,784      32,852,504
                                                                                    --------------  --------------
Net assets at end of period                                                         $  39,612,524   $  26,962,784
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                 Pimco                                                    Ibbotson
--------------------------------------- ----------------------------------------------------------------------------

  Total Return                               Balanced                                Growth
----------------                        ----------------                        ----------------

      2012                                     2012                                   2012
----------------                        ----------------                        ----------------

$     2,913,351                         $        13,780                         $         8,209
       (982,010)                                 (5,106)                                 (4,197)
----------------                        ----------------                        ----------------
      1,931,341                                   8,674                                   4,012
----------------                        ----------------                        ----------------


      2,195,841                                  39,639                                  48,645
        780,119                                  (7,699)                                 (4,735)
----------------                        ----------------                        ----------------
      2,975,960                                  31,940                                  43,910
----------------                        ----------------                        ----------------

      4,378,357                                  12,284                                  10,056
----------------                        ----------------                        ----------------


$     9,285,658                         $        52,898                         $        57,978
================                        ================                        ================


            Total Return                             Balanced                                 Growth
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     1,931,341     $     1,615,268     $         8,674     $         1,452     $         4,012     $         2,149
      2,975,960           1,585,185              31,940              (3,794)             43,910              (1,879)
      4,378,357          (1,081,405)             12,284             (40,034)             10,056             (42,243)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      9,285,658           2,119,048              52,898             (42,376)             57,978             (41,973)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


     24,374,764          19,357,963              22,168              16,454             205,370              66,027
    (13,759,102)         21,442,513             333,724             603,049             242,689             395,741
     (7,771,014)         (6,706,142)            (27,953)           (141,146)            (56,490)            (50,724)
       (930,059)           (717,225)             (1,201)               (427)             (2,186)               (946)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      1,914,589          33,377,109             326,738             477,930             389,383             410,098
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     11,200,247          35,496,157             379,636             435,554             447,361             368,125
    106,437,472          70,941,315             435,554                   -             368,125                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$   117,637,719     $   106,437,472     $       815,190     $       435,554     $       815,486     $       368,125
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Ibbotson
                                                                                    ------------------------------

                                                                                        Income
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      21,098
  Mortality and expense risk charge                                                       (13,247)
                                                                                    --------------
Net investment income(loss)                                                                 7,851
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                          39,528
  Net realized gain(loss) on sale of fund shares                                           (5,947)
                                                                                    --------------
Net realized gain(loss)                                                                    33,581
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             53,291
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      94,723
                                                                                    ==============


                                                                                                Income
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $       7,851   $       1,742
  Net realized gain(loss)                                                                  33,581             625
  Net change in unrealized appreciation/depreciation                                       53,291         (85,338)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          94,723         (82,971)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       6,120          12,386
  Subaccounts transfers (including fixed account), net                                    194,859       1,861,238
  Transfers for policyowner benefits and terminations                                    (199,841)       (284,139)
  Policyowner maintenance charges                                                          (3,403)         (2,831)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       (2,265)      1,586,654
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     92,458       1,503,683
Net assets at beginning of period                                                       1,503,683               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,596,141   $   1,503,683
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2012 AND 2011


1.  ORGANIZATION

    Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987 as a separate investment account within Ameritas Life Insurance Corp. (the "Company"), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are used only to support the variable annuity products issued by the Company.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2012, there are sixty-five subaccounts available within the Account listed as follows:

Fidelity Management & Research                       Massachusetts Financial Services
Company (Advisor)                                    Company
  Fidelity (Fund Series short cite)                    MFS
    *Equity-Income IC (Subaccount short cite)            *Strategic Inc.
    *Equity-Income SC                                    *Utilities
    *Equity-Income SC2                                   *New Discovery
    *Growth IC                                           *Research
    *Growth SC                                            (Commenced May 2, 2008)
    *Growth SC2                                          *Total Return
    *High Income IC                                       (Commenced April 30, 2008)
    *High Income SC
    *High Income SC2                                 Morgan Stanley Investment
    *Overseas IC                                     Management Inc.
    *Overseas SC                                       Van Kampen
    *Overseas SC2                                        *Emerging Markets
    *Asset Mgr. IC                                       *Intl. Magnum
    *Asset Mgr. SC                                       *U.S. Real Estate
    *Asset Mgr. SC2
    *Inv. Bond IC                                    Calvert Investment Management, Inc.
    *Inv. Bond SC2                                   (See Note 3)
    *Contrafund IC                                     Calvert
    *Contrafund SC                                       *Core Strat.
    *Contrafund SC2                                      *Money Market
    *Asset Mgr. Gr. IC                                   *Small Cap
    *Asset Mgr. Gr. SC                                   *Balanced
    *Asset Mgr. Gr. SC2                                  *Mid Cap
    *Mid Cap SC2                                         *Equity
                                                         *Income
Fred Alger Management, Inc.
 Alger
  *Balanced

                                     FS-39

1.  ORGANIZATION, continued

American Century Investment                        The Dreyfus Corporation
Management, Inc.                                     Dreyfus
  American Century                                     *MidCap
    *Income & Growth
    *Mid Cap Value                                 Deutsche Investment Management
     (Commenced May 16, 2008)                      Americas Inc.
                                                     Scudder
Invesco Advisers, Inc.                                 *Small Mid Value
(formerly Invesco Advisors, Inc.)                       (Commenced April 30, 2008)
  AIM                                                  *Thematic
    *Intl. Growth                                       (Commenced May 2, 2008)
     (Commenced May 15, 2008)
    *Global                                        Neuberger Berman Management LLC
     (Commenced May 1, 2009)                         Neuberger Berman
    *Global Value (formerly Invesco V.I.               *Regency (formerly Neuberger
      Global Value Equity Fund Portfolio, Series I)      Berman AMT Regency Portfolio, Class I)
    *Mid Cap Growth                                      (Commenced May 14, 2008)
     (Commenced April 27, 2012)
                                                   T. Rowe Price Associates, Inc.
Calvert Investment Management, Inc.                  T. Rowe
(See Note 3)                                           *Blue Chip
  Summit                                                (Commenced April 30, 2008)
    *S&P MidCap
    *Russell Small Cap
    *Nasdaq-100 Index                              Pacific Investment Management
    *EAFE Intl.                                    Company LLC
     (Commenced May 7, 2008)                         Pimco
    *Inflation                                         *Total Return
     (Commenced April 30, 2008)                         (Commenced May 1, 2009)
    *Natural Resources
     (Commenced May 2, 2008)                       ALPS Advisors, Inc.
    *S&P 500                                         Ibbotson
     (Commenced December 12, 2008)                     *Balanced
    *Zenith                                             (Commenced April 29, 2011)
     (Commenced December 12, 2008)                     *Growth
    *Barclays                                           (Commenced April 29, 2011)
     (Commenced May 3, 2010)                           *Income
                                                        (Commenced April 29, 2011)
Third Avenue Management LLC
  Third Avenue
    *Value

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

       o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
       o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
       o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES

     Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2012 and 2011, as follows:

                                     Investment           Management/
                                    Advisory Fee       Administrative Fee
                                  ----------------   ----------------------
Calvert:
 Core Strat.                           0.00750                0.00050
 Money Market                          0.00200                0.00050
 Small Cap                             0.00850                0.00050
 Balanced                              0.00425                0.00275
 Mid Cap                               0.00650                0.00250
 Equity                                0.00500                0.00200
 Income                                0.00400                0.00300
Summit:
 S&P MidCap                            0.00300                0.00100
 Russell Small Cap                     0.00350                0.00100
 Nasdaq-100 Index                      0.00350                0.00100
 EAFE Intl.                            0.00560                0.00100
 Inflation                             0.00500                0.00100
 Natural Resources                     0.00550                0.00100
 S&P 500                               0.00250                0.00100
 Zenith                                0.00640                0.00100
 Barclays                              0.00300                0.00100

4.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2012 were as follows:

                                                  Purchases         Sales
                                                 -----------     -----------
Fidelity:
  Equity-Income IC                               $ 2,397,903     $ 3,378,701
  Equity-Income SC                                   354,411         916,715
  Equity-Income SC2                                1,925,396       3,608,060
  Growth IC                                          390,600       3,206,025
  Growth SC                                           86,653         544,280
  Growth SC2                                         266,539       1,499,927
  High Income IC                                   2,690,921       2,894,517
  High Income SC                                     596,781       1,177,945
  High Income SC2                                 15,692,189       2,189,350
  Overseas IC                                        322,631       1,407,733
  Overseas SC                                         41,672         405,479
  Overseas SC2                                       810,254       2,257,582
  Asset Mgr. IC                                      458,827       2,652,686
  Asset Mgr. SC                                       48,238         266,942
  Asset Mgr. SC2                                     611,928         790,207
  Inv. Bond IC                                     2,449,164       3,742,070
  Inv. Bond SC2                                    2,951,506       3,038,037
  Contrafund IC                                      697,209       3,747,228
  Contrafund SC                                      552,523       1,348,987
  Contrafund SC2                                  30,029,127       3,842,840
  Asset Mgr. Gr. IC                                  126,624         404,389
  Asset Mgr. Gr. SC                                   20,231          76,225
  Asset Mgr. Gr. SC2                                  92,570         148,491
  Mid Cap SC2                                      7,960,782       2,702,450

Alger:
  Balanced                                           572,066       2,003,163

MFS:
  Strategic Inc.                                   2,360,719       2,733,206
  Utilities                                        3,329,141       5,362,000
  New Discovery                                    1,883,485       2,590,043
  Research                                         5,927,402       2,951,869
  Total Return                                       241,360         582,768

Van Kampen:
  Emerging Markets                                 2,645,416      12,885,295
  Intl. Magnum                                       170,142       1,210,209
  U.S. Real Estate                                 1,902,972       3,075,189

                                     FS-43

4.   PURCHASES AND SALES OF INVESTMENTS, continued

                                                  Purchases         Sales
                                                 -----------     -----------
Calvert:
  Core Strat.                                    $   875,623     $31,567,835
  Money Market                                    29,403,537      20,445,594
  Small Cap                                        1,337,676       2,820,142
  Balanced                                           530,866         778,986
  Mid Cap                                            440,901         742,699
  Equity                                             804,977       1,705,971
  Income                                           1,522,892       4,278,595

American Century:
  Income & Growth                                  1,168,520       2,687,186
  Mid Cap Value                                    1,055,440         851,173

AIM:
  Intl. Growth                                     5,446,698       4,921,813
  Global                                           5,787,540       1,703,310
  Global Value                                       361,614         947,421
  Mid Cap Growth                                   2,468,607         577,447

Summit:
  S&P MidCap                                       5,172,119       8,399,027
  Russell Small Cap                                5,894,506       2,155,496
  Nasdaq-100 Index                                 7,595,744       3,438,867
  EAFE Intl.                                       5,548,699       4,602,928
  Inflation                                       25,964,398       1,200,135
  Natural Resources                                6,334,403       2,008,019
  S&P 500                                          7,883,479       3,699,437
  Zenith                                           5,189,932       4,711,637
  Barclays                                        38,987,063       4,115,559

Third Avenue:
  Value                                              845,542       4,497,625

Dreyfus:
  MidCap                                             436,194       1,029,658

Scudder:
  Small Mid Value                                  2,251,516       2,092,989
  Thematic                                            99,258          84,349

Neuberger Berman:
  Regency                                            729,378         475,264

T. Rowe:
  Blue Chip                                        9,007,668       1,570,719

                                     FS-44

4.   PURCHASES AND SALES OF INVESTMENTS, continued

                                                  Purchases         Sales
                                                 -----------     -----------
Pimco:
  Total Return                                   $29,371,077     $23,329,307

Ibbotson:
  Balanced                                           651,207         276,157
  Growth                                             706,916         264,877
  Income                                             366,961         321,846

5.   FINANCIAL HIGHLIGHTS

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2012, these fees range between .85 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.10 percent annualized, depending on the product and options selected.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity:
Equity-Income IC
----------------
2012                  36.14   62.37            435,832   22,044,712     3.04      1.25    1.40    15.67     15.85
2011                  31.24   53.84            492,827   21,568,072     2.38      1.25    1.40    (0.43)    (0.28)
2010                  31.37   53.99            573,235   25,208,767     1.75      1.25    1.40    13.55     13.72
2009                  27.63   47.47            677,701   26,333,095     2.23      1.25    1.40    28.40     28.59
2008                  21.52   36.92            821,310   24,653,422     2.23      1.25    1.40   (43.45)   (43.37)

                                     FS-45

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Equity-Income SC
----------------
2012                  37.96   37.96             68,623    2,605,061     2.74      0.95    0.95    16.08     16.08
2011                  32.70   32.70             91,229    2,983,537     2.15      0.95    0.95    (0.09)    (0.09)
2010                  32.73   32.73            123,371    4,038,365     1.62      0.95    0.95    14.00     14.00
2009                  28.71   28.71            161,998    4,651,401     2.09      0.95    0.95    28.81     28.81
2008                  22.29   22.29            205,618    4,583,534     1.66      0.95    0.95   (43.25)   (43.25)

Equity-Income SC2
-----------------
2012                  31.71   31.71            384,142   12,182,020     2.73      0.85    0.85    16.06     16.06
2011                  27.32   27.32            475,989   13,005,698     2.22      0.85    0.85    (0.19)    (0.19)
2010                  27.38   27.38            546,611   14,964,232     1.50      0.85    0.85    13.95     13.95
2009                  24.03   24.03            678,604   16,303,737     2.02      0.80    0.80    28.84     28.84
2008                  18.65   18.65            803,910   14,989,284     1.29      0.80    0.80   (43.29)   (43.29)

Growth IC
---------
2012                  49.20   69.44            250,381   15,965,292     0.57      1.25    1.40    13.09     13.26
2011                  43.50   61.31            293,222   16,505,970     0.35      1.25    1.40    (1.18)    (1.04)
2010                  44.02   61.96            338,798   19,207,435     0.27      1.25    1.40    22.45     22.64
2009                  35.95   50.52            383,365   17,732,241     0.42      1.25    1.40    26.51     26.70
2008                  28.42   39.87            464,476   16,962,969     0.76      1.25    1.40   (47.90)   (47.83)

Growth SC
---------
2012                  51.69   51.69             46,187    2,387,171     0.47      0.95    0.95    13.46     13.46
2011                  45.55   45.55             54,933    2,502,417     0.24      0.95    0.95    (0.80)    (0.80)
2010                  45.92   45.92             68,339    3,138,221     0.15      0.95    0.95    22.89     22.89
2009                  37.37   37.37             97,484    3,642,843     0.31      0.95    0.95    26.94     26.94
2008                  29.44   29.44            128,416    3,780,351     0.59      0.95    0.95   (47.73)   (47.73)

Growth SC2
----------
2012                  39.27   39.27            142,612    5,600,208     0.33      0.85    0.85    13.43     13.43
2011                  34.62   34.62            173,705    6,013,481     0.12      0.85    0.85    (0.87)    (0.87)
2010                  34.92   34.92            211,717    7,394,081     0.03      0.85    0.85    22.82     22.82
2009                  28.44   28.44            264,940    7,533,875     0.20      0.80    0.80    26.95     26.95
2008                  22.40   22.40            307,877    6,896,381     0.53      0.80    0.80   (47.73)   (47.73)

High Income IC
--------------
2012                  17.22   41.63            321,881    8,560,111     5.81      1.25    1.40    12.64     12.81
2011                  15.29   36.90            344,826    8,168,937     7.05      1.25    1.40     2.59      2.75
2010                  14.90   35.92            355,989    8,113,876     6.84      1.25    1.40    12.25     12.41
2009                  13.28   31.95            507,888   10,608,962     8.18      1.25    1.40    41.96     42.18
2008                   9.35   22.47            500,407    7,168,959     7.88      1.25    1.40   (26.03)   (25.92)

                                     FS-46

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
High Income SC
--------------
2012                  18.12   18.12            144,312    2,614,536     5.33      0.95    0.95    13.11     13.11
2011                  16.02   16.02            185,722    2,974,673     7.11      0.95    0.95     2.95      2.95
2010                  15.56   15.56            186,822    2,906,609     6.68      0.95    0.95    12.72     12.72
2009                  13.80   13.80            316,585    4,369,841     7.69      0.95    0.95    42.42     42.42
2008                   9.69    9.69            345,499    3,348,534     7.77      0.95    0.95   (25.77)   (25.77)

High Income SC2
---------------
2012                  13.92   13.92          5,114,159   71,187,097     6.25      0.85    0.85    13.00     13.00
2011                  12.32   12.32          4,346,195   53,535,566     0.01      0.85    0.85     2.84      2.84
2010                  11.98   11.98          1,287,653   15,422,651     4.56      0.85    0.85    12.71     12.71
2009                  10.63   10.63          3,406,720   36,201,103     9.15      0.80    0.80    42.32     42.32
2008                   7.47    7.47          2,726,370   20,356,057     0.53      0.80    0.80   (25.74)   (25.74)

Overseas IC
-----------
2012                  25.46   30.61            222,929    6,661,767     1.90      1.25    1.40    19.06     19.24
2011                  21.38   25.67            264,400    6,630,626     1.31      1.25    1.40   (18.31)   (18.19)
2010                  26.18   31.38            316,706    9,713,510     1.37      1.25    1.40    11.55     11.71
2009                  23.47   28.09            364,522   10,001,116     2.05      1.25    1.40    24.78     24.96
2008                  18.81   22.48            456,078   10,015,819     2.24      1.25    1.40   (44.59)   (44.50)

Overseas SC
-----------
2012                  26.97   26.97             44,436    1,198,406     1.71      0.95     0.95   19.40     19.40
2011                  22.59   22.59             59,458    1,343,011     1.18      0.95     0.95  (18.01)   (18.01)
2010                  27.55   27.55             75,326    2,075,076     1.13      0.95     0.95   11.93     11.93
2009                  24.61   24.61            113,746    2,799,562     1.84      0.95     0.95   25.25     25.25
2008                  19.65   19.65            167,010    3,281,969     1.87      0.95     0.95  (44.40)   (44.40)

Overseas SC2
------------
2012                  21.04   21.04            414,317    8,718,746     1.65      0.85     0.85   19.36     19.36
2011                  17.63   17.63            493,714    8,704,593     1.13      0.85     0.85  (18.04)   (18.04)
2010                  21.51   21.51            550,717   11,846,202     1.14      0.85     0.85   11.88     11.88
2009                  19.23   19.23            628,891   12,091,630     1.92      0.80     0.80   25.22     25.22
2008                  15.35   15.35            678,087   10,411,812     1.63      0.80     0.80  (44.42)   (44.42)

Asset Mgr. IC
-------------
2012                  25.63   40.09            375,655   14,288,851     1.46      1.25     1.40   10.91     11.08
2011                  23.10   36.09            438,922   15,035,813     1.84      1.25     1.40   (3.91)    (3.77)
2010                  24.04   37.50            529,768   18,845,369     1.63      1.25     1.40   12.68     12.85
2009                  21.34   33.23            613,355   19,312,151     2.28      1.25     1.40   27.32     27.51
2008                  16.76   26.06            765,426   18,821,099     2.46      1.25     1.40  (29.71)   (29.61)

                                     FS-47

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Asset Mgr. SC
-------------
2012                  26.90   26.90             71,581    1,925,560     1.37      0.95     0.95   11.36     11.36
2011                  24.16   24.16             80,912    1,954,514     1.69      0.95     0.95   (3.60)    (3.60)
2010                  25.06   25.06            104,546    2,619,833     1.50      0.95     0.95   13.33     13.33
2009                  22.11   22.11            136,193    3,011,449     2.24      0.95     0.95   27.72     27.72
2008                  17.31   17.31            159,545    2,762,045     2.15      0.95     0.95  (29.49)   (29.49)

Asset Mgr. SC2
--------------
2012                  21.43   21.43            135,499    2,903,855     1.22      0.85     0.85   11.28     11.28
2011                  19.26   19.26            145,470    2,801,446     1.64      0.85     0.85   (3.63)    (3.63)
2010                  19.98   19.98            165,408    3,305,566     1.45      0.85     0.85   13.00     13.00
2009                  17.68   17.68            176,866    3,127,875     2.12      0.80     0.80   27.74     27.74
2008                  13.84   13.84            236,279    3,271,224     2.55      0.80     0.80  (29.47)   (29.47)

Inv. Bond IC
------------
2012                  23.40   24.96            597,385   15,998,717     2.24      0.95     1.40    4.42      4.89
2011                  22.41   23.79            669,626   17,137,916     3.12      0.95     1.40    5.85      6.32
2010                  21.17   22.38            795,201   19,255,377     3.23      0.95     1.40    6.31      6.79
2009                  19.91   20.95            959,837   21,816,816     8.73      0.95     1.40   14.12     14.63
2008                  17.45   18.28          1,281,869   25,210,634     4.65      0.95     1.40   (4.59)    (4.17)

Inv. Bond SC2
-------------
2012                  21.00   21.00            883,489   18,549,709     2.10      0.85     0.85    4.71      4.71
2011                  20.05   20.05            922,915   18,506,242     2.88      0.85     0.85    6.13      6.13
2010                  18.89   18.89          1,146,155   21,654,361     3.10      0.85     0.85    6.64      6.64
2009                  17.72   17.72          1,386,132   24,557,607     9.16      0.80     0.80   14.54     14.54
2008                  15.47   15.47          2,527,783   39,095,708     4.13      0.80     0.80   (4.22)    (4.22)

Contrafund IC
-------------
2012                  43.57   48.06            436,400   20,330,652     1.29      1.25     1.40   14.79     14.97
2011                  37.96   41.80            503,508   20,419,865     0.96      1.25     1.40   (3.87)    (3.73)
2010                  39.49   43.42            583,903   24,635,788     1.18      1.25     1.40   15.59     15.77
2009                  34.16   37.51            703,865   25,675,809     1.34      1.25     1.40   33.83     34.03
2008                  25.52   27.98            874,442   23,841,416     0.87      1.25     1.40  (43.31)   (43.23)

Contrafund SC
-------------
2012                  45.82   45.82            120,522    5,521,758     1.22      0.95     0.95   15.21     15.21
2011                  39.77   39.77            138,632    5,513,164     0.85      0.95     0.95   (3.55)    (3.55)
2010                  41.23   41.23            171,461    7,069,910     1.01      0.95     0.95   16.00     16.00
2009                  35.54   35.54            219,712    7,809,533     1.17      0.95     0.95   34.39     34.39
2008                  26.45   26.45            316,539    8,372,305     0.70      0.95     0.95  (43.16)   (43.16)

                                     FS-48

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Contrafund SC2
--------------
2012                  39.21   39.21          1,503,230   58,947,280     1.46      0.85     0.85   15.16     15.16
2011                  34.05   34.05            791,378   26,948,718     0.75      0.85     0.85   (3.60)    (3.60)
2010                  35.33   35.33            914,442   32,303,301     1.00      0.85     0.85   15.94     15.94
2009                  30.47   30.47          1,052,323   32,063,132     1.17      0.80     0.80   34.39     34.39
2008                  22.67   22.67          1,153,433   26,150,089     0.59      0.80     0.80  (43.16)   (43.16)

Asset Mgr. Gr. IC
-----------------
2012                  20.40   25.67             65,961    1,569,371     1.34      1.25     1.40   13.84     14.02
2011                  17.92   22.52             78,422    1,638,411     1.58      1.25     1.40   (7.47)    (7.33)
2010                  19.36   24.30             87,126    1,963,717     1.10      1.25     1.40   14.73     14.90
2009                  16.88   21.15            104,424    2,042,020     1.51      1.25     1.40   31.07     31.26
2008                  12.88   16.11            127,949    1,900,617     1.67      1.25     1.40  (36.70)   (36.61)

Asset Mgr. Gr. SC
-----------------
2012                  21.35   21.35             13,436      286,843     1.26      0.95     0.95   14.24     14.24
2011                  18.69   18.69             16,312      304,829     1.47      0.95     0.95   (7.15)    (7.15)
2010                  20.13   20.13             18,648      375,299     0.92      0.95     0.95   15.08     15.08
2009                  17.49   17.49             29,092      508,769     1.34      0.95     0.95   31.54     31.54
2008                  13.30   13.30             41,239      548,294     1.61      0.95     0.95  (36.48)   (36.48)

Asset Mgr. Gr. SC2
------------------
2012                  17.17   17.17             36,824      632,224     1.09      0.85     0.85   14.14     14.14
2011                  15.04   15.04             40,437      608,267     1.22      0.85     0.85   (7.25)    (7.25)
2010                  16.22   16.22             46,778      758,632     0.69      0.85     0.85   15.04     15.04
2009                  14.10   14.10             62,395      879,571     1.12      0.80     0.80   31.36     31.36
2008                  10.73   10.73            111,852    1,200,353     1.72      0.80     0.80  (36.45)   (36.45)

Mid Cap SC2
-----------
2012                  31.58   32.22            497,882   16,023,076     0.47      0.85     1.40   12.97     13.59
2011                  27.96   28.37            359,957   10,195,147     0.02      0.85     1.40  (12.09)   (11.60)
2010                  31.80   32.09            567,231   18,188,676     0.12      0.85     1.40   26.79     27.49
2009                  25.08   25.17            572,320   14,402,204     0.47      0.80     1.40   26.04     29.28
2008                      -       -                  -            -        -         -        -       -         -

Alger:
Balanced
--------
2012                  17.68   18.83            364,454    8,500,567     1.42      0.85     1.40    4.75      5.33
2011                  16.78   17.98            430,306    9,491,525     2.84      0.85     1.40   (1.36)    (0.81)
2010                  16.92   18.23            511,957   11,231,890     2.55      0.85     1.40    8.81      9.40
2009                  15.46   16.75            636,852   12,650,007     3.19      0.80     1.40   27.46     28.22
2008                  12.06   13.14            760,726   11,825,109     2.65      0.80     1.40  (32.71)   (32.30)

                                     FS-49

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
MFS:
Strategic Inc.
--------------
2012                  19.35   19.43            529,177   10,414,788     5.79      0.85     1.40    9.32      9.92
2011                  17.60   17.77            574,879   10,314,187     5.53      0.85     1.40    3.29      3.85
2010                  16.95   17.21            648,528   11,229,423     4.88      0.85     1.40    8.58      9.18
2009                  15.53   15.85            805,743   12,779,941     9.25      0.80     1.40   22.53     23.26
2008                  12.59   12.93            737,927    9,534,908     7.75      0.80     1.40  (13.26)   (12.74)

Utilities
---------
2012                  49.84   52.75            583,211   31,367,042     6.76      0.85     1.40   11.90     12.52
2011                  44.29   47.14            656,442   31,536,267     3.16      0.85     1.40    5.31      5.88
2010                  41.83   44.77            769,352   34,986,884     3.30      0.85     1.40   12.23     12.85
2009                  37.07   39.89            953,869   38,623,225     4.93      0.80     1.40   31.37     32.17
2008                  28.05   30.36          1,118,480   34,542,888     1.60      0.80     1.40  (38.54)   (38.17)

New Discovery
-------------
2012                  23.79   25.04            244,151    6,033,089        -      0.85     1.40   19.54     20.20
2011                  19.91   20.83            297,467    6,127,894        -      0.85     1.40  (11.51)   (11.02)
2010                  22.49   23.41            347,384    8,051,108        -      0.85     1.40   34.45     35.19
2009                  16.73   17.32            373,458    6,414,232        -      0.80     1.40   60.92     61.89
2008                  10.40   10.70            428,677    4,559,035        -      0.80     1.40  (40.18)   (39.81)

Research
--------
2012                  12.56   12.90          2,182,055   28,114,892     2.52      0.85     1.40   15.07     15.71
2011                  10.92   11.15          1,944,220   21,652,636     1.26      0.85     1.40  (12.11)   (11.62)
2010                  12.42   12.61          3,670,664   46,264,636     1.71      0.85     1.40    9.27      9.88
2009                  11.37   11.48          3,762,986   43,171,751     1.85      0.80     1.40   29.04     29.82
2008                   8.81    8.84          3,677,075   32,505,056        -      0.80     1.40  (41.90)   (41.28)

Total Return
------------
2012                  21.12   21.80            106,766    2,322,594     2.76      0.85     1.40    9.11     10.31
2011                  19.36   19.76            125,046    2,467,941     2.68      0.85     1.40    0.14      0.91
2010                  19.33   19.58            114,573    2,241,438     2.76      0.85     1.40    8.53      9.00
2009                  17.81   17.96            110,858    1,990,268     2.22      0.80     1.40   16.39     17.09
2008                  15.30   15.34             51,702      793,417        -      0.80     1.40  (20.76)   (20.55)

Van Kampen:
Emerging Markets
----------------
2012                  22.44   24.18          1,750,572   39,928,290        -      0.85     1.40   18.28     18.93
2011                  18.86   20.45          2,224,535   42,639,116     0.43      0.85     1.40  (19.35)   (18.90)
2010                  23.26   25.35          1,589,680   38,019,699     0.61      0.85     1.40   17.38     18.02
2009                  19.71   21.60          1,574,095   32,125,286        -      0.80     1.40   67.49     68.51
2008                  11.70   12.90          1,637,257   19,894,728        -      0.80     1.40  (57.23)   (56.97)

                                     FS-50

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Van Kampen, continued:
Intl. Magnum
------------
2012                  13.68   14.58            213,111    3,075,787     2.06      0.85     1.40   12.26     12.88
2011                  12.18   12.91            292,750    3,749,181     1.32      0.85     1.40   (5.01)    (4.49)
2010                  12.83   13.52            330,306    4,435,453     2.92      0.85     1.40    4.22      4.79
2009                  12.31   12.90            438,211    5,629,555     3.00      0.80     1.40   30.69     31.56
2008                   9.42    9.81            559,250    5,476,770     3.19      0.80     1.40  (45.40)   (45.09)

U.S. Real Estate
----------------
2012                  36.38   36.42            495,100   18,270,066     0.87      0.85     1.40   14.22     14.85
2011                  31.71   31.85            526,288   16,939,608     0.84      0.85     1.40    4.45      5.03
2010                  30.19   30.49            587,352   18,038,317     2.20      0.85     1.40   28.16     28.87
2009                  23.43   23.79            709,524   16,938,976     3.16      0.80     1.40   26.57     27.36
2008                  18.40   18.80          1,142,563   21,412,284     3.40      0.80     1.40  (38.76)   (38.40)

Calvert:
Core Strat.
-----------
2012                  19.56   21.27            719,610   14,619,178     0.22      0.85     1.40   10.77     11.39
2011                  17.65   19.10          2,302,380   43,204,854     0.35      0.85     1.40  (14.03)   (13.56)
2010                  20.54   22.10          4,232,836   92,402,074     0.41      0.85     1.40    9.04      9.64
2009                  18.83   20.15          4,429,491   88,080,373     1.44      0.80     1.40   41.45     42.30
2008                  13.31   14.16          4,049,730   56,444,306     0.93      0.80     1.40  (41.24)   (40.89)

Money Market
------------
2012                   1.15    1.20         50,073,742   60,153,645     0.01      0.85     1.40   (1.38)    (0.83)
2011                   1.16    1.21         41,294,675   51,195,724     0.01      0.85     1.40   (1.37)    (0.83)
2010                   1.17    1.23         43,120,715   54,462,883     0.10      0.85     1.40   (1.29)    (0.75)
2009                   1.18    1.25         49,532,751   64,197,279     0.94      0.80     1.40   (0.52)     0.08
2008                   1.18    1.25         80,541,598  103,697,670     2.96      0.80     1.40    1.57      2.18

Small Cap
---------
2012                  44.35   46.25            203,287   10,381,857        -      0.85     1.40   12.44     13.06
2011                  39.23   41.13            240,300   10,830,196        -      0.85     1.40   (3.37)    (2.84)
2010                  40.38   42.57            284,488   13,243,780        -      0.85     1.40   35.57     36.31
2009                  29.62   31.40            661,935   21,239,228     0.08      0.80     1.40   32.90     33.70
2008                  22.15   23.62            590,953   14,602,128        -      0.80     1.40  (37.88)   (37.51)

Balanced
--------
2012                   2.46    2.53          1,934,538    4,865,429     1.20      0.85     1.40    8.97      9.57
2011                   2.26    2.31          2,038,955    4,687,067     1.31      0.85     1.40    3.12      3.68
2010                   2.19    2.23          2,070,265    4,597,069     1.37      0.85     1.40   10.55     11.15
2009                   1.98    2.00          2,360,891    4,720,972     2.09      0.80     1.40   23.55     24.30
2008                   1.60    1.61          2,688,395    4,335,308     2.35      0.80     1.40  (32.28)   (31.87)

                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert, continued:
Mid Cap
-------
2012                  39.25   39.42             93,674    3,700,490        -      0.85     1.40   15.13     15.76
2011                  34.05   34.09            111,847    3,820,426        -      0.85     1.40    0.91      1.47
2010                  33.56   33.78            122,237    4,117,877        -      0.85     1.40   29.65     30.36
2009                  25.75   26.06            139,821    3,618,100        -      0.80     1.40   30.19     30.97
2008                  19.66   20.02            182,633    3,613,970        -      0.80     1.40  (38.07)   (37.69)

Equity
------
2012                  21.48   22.76            226,239    5,129,779     0.09      0.85     1.40   14.34     14.97
2011                  18.79   19.80            271,724    5,363,749        -      0.85     1.40   (2.71)    (2.17)
2010                  19.27   20.24            257,070    5,184,584     0.06      0.85     1.40   15.64     16.27
2009                  16.66   17.41            277,278    4,808,189     0.38      0.80     1.40   32.40     33.19
2008                  12.58   13.07            322,743    4,209,246        -      0.80     1.40  (36.69)   (36.31)

Income
------
2012                  24.44   25.99            737,243   19,055,199     3.22      0.85     1.40    7.17      7.76
2011                  22.81   24.12            865,717   20,771,939     3.80      0.85     1.40    2.48      3.04
2010                  22.25   23.41          1,062,808   24,759,646     3.93      0.85     1.40    6.37      6.96
2009                  20.92   21.89          1,398,215   30,483,140     4.32      0.80     1.40   19.11     19.82
2008                  17.56   18.27          2,547,353   46,372,608     4.25      0.80     1.40  (12.87)   (12.35)

American Century:
Income & Growth
---------------
2012                   8.24    8.91          1,205,791   10,599,218     2.07      0.85     1.40   13.15     13.77
2011                   7.28    7.83          1,401,620   10,833,078     1.55      0.85     1.40    1.69      2.24
2010                   7.16    7.66          1,572,327   11,893,768     1.50      0.85     1.40   12.57     13.18
2009                   6.36    6.77          1,894,536   12,675,554     4.82      0.80     1.40   16.46     17.16
2008                   5.46    5.78          2,182,141   12,468,763     2.20      0.80     1.40  (35.50)   (35.11)

Mid Cap Value
-------------
2012                  15.51   16.86            121,502    2,041,210     2.03      0.85     1.40   14.71     15.34
2011                  14.35   14.62            116,397    1,695,775     1.34      0.85     1.40   (2.07)    (1.53)
2010                  14.65   14.84            127,321    1,885,287     2.37      0.85     1.40   17.60     18.25
2009                  12.48   12.55             91,490    1,146,007     4.01      0.80     1.40   28.14     28.91
2008                   9.74    9.74             82,450      802,138        -      0.80     1.40  (24.39)   (22.66)

AIM:
Intl. Growth
------------
2012                  31.10   31.72          1,099,799   34,853,649     1.51      0.85     1.40   13.92     14.55
2011                  27.30   27.69          1,083,001   29,963,281     0.25      0.85     1.40   (8.03)    (7.53)
2010                  29.68   29.94             94,655    2,828,299     2.43      0.85     1.40   11.30     11.91
2009                  26.67   26.76             65,221    1,742,956     2.04      0.80     1.40   33.37     34.17
2008                  19.94   20.00             13,703      273,472     1.47      0.80     1.40  (37.46)     0.18

                                     FS-52

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
AIM, continued:
Global
------
2012                  16.24   16.57          2,308,377   38,223,970     0.59      0.85     1.40   26.34     27.03
2011                  12.86   13.04          2,022,448   26,367,539     5.78      0.85     1.40   (7.80)    (7.29)
2010                  13.94   14.07            486,150    6,836,946     2.84      0.85     1.40   15.89     16.52
2009                  12.03   12.08          1,278,479   15,434,499        -      0.80     1.40   34.30     42.06
2008                      -       -                  -            -        -         -        -       -         -

Global Value
------------
2012                  14.49   15.20            366,108    5,480,493     2.51      0.85     1.40   12.16     12.78
2011                  12.85   13.55            414,342    5,496,827     3.37      0.85     1.40  (12.12)   (11.64)
2010                  14.54   15.42            463,178    6,972,832     1.92      0.85     1.40    9.41     10.01
2009                  13.21   14.10            562,744    7,725,183     7.27      0.80     1.40   14.39     15.07
2008                  11.48   12.32            680,681    8,180,631     2.64      0.80     1.40  (40.98)   (40.62)

Mid Cap Growth
--------------
2012                   3.88    3.90            467,992    1,822,740        -      0.85     1.40   (2.65)    (2.29)
2011                      -       -                  -            -        -         -        -       -         -
2010                      -       -                  -            -        -         -        -       -         -
2009                      -       -                  -            -        -         -        -       -         -
2008                      -       -                  -            -        -         -        -       -         -

Summit:
S&P MidCap
----------
2012                  21.72   23.31          2,670,184   60,016,048     0.95      0.85     1.40   15.67     16.31
2011                  18.78   20.04          2,890,381   55,847,030     0.73      0.85     1.40   (3.59)    (3.06)
2010                  19.48   20.67          2,415,862   47,660,584     1.07      0.85     1.40   24.24     24.92
2009                  15.68   16.55            562,867    9,119,813     0.91      0.80     1.40   34.49     35.33
2008                  11.66   12.23            630,565    7,525,802     2.14      0.80     1.40  (37.52)   (37.15)

Russell Small Cap
-----------------
2012                  15.43   16.52          1,870,835   30,860,638     1.04      0.85     1.40   13.89     14.52
2011                  13.55   14.43          1,728,186   24,902,841     0.41      0.85     1.40   (6.20)    (5.68)
2010                  14.44   15.30          2,733,011   41,789,631     0.86      0.85     1.40   24.34     25.02
2009                  11.62   12.23            385,031    4,718,016     0.58      0.80     1.40   24.45     25.20
2008                   9.33    9.77            471,050    4,608,351     2.03      0.80     1.40  (34.88)   (34.49)

Nasdaq-100 Index
----------------
2012                   6.38    6.87          5,027,305   34,326,481     0.72      0.85     1.40   15.98     16.62
2011                   5.51    5.89          4,698,115   27,519,976     0.26      0.85     1.40    1.59      2.16
2010                   5.42    5.76          5,499,465   31,519,722     0.30      0.85     1.40   17.95     18.60
2009                   4.59    4.86          1,242,891    5,945,769     0.09      0.80     1.40   51.38     52.29
2008                   3.03    3.19          1,234,078    3,874,989     0.04      0.80     1.40  (42.71)   (43.36)

                                     FS-53

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Summit, continued:
EAFE Intl.
----------
2012                  76.25   78.25            677,970   52,998,528     2.41      0.85     1.40   15.69     16.33
2011                  65.92   67.26            674,035   45,301,334     2.28      0.85     1.40  (13.92)   (13.44)
2010                  76.58   77.71            740,955   57,540,147     2.21      0.85     1.40    5.24      5.81
2009                  72.77   73.44              8,320      609,925     2.75      0.80     1.40   26.08     26.84
2008                  57.71   57.90              6,483      375,082     3.60      0.80     1.40  (42.25)   (41.10)

Inflation
---------
2012                  65.23   66.94            980,044   65,553,723     1.88      0.85     1.40    6.22      6.81
2011                  61.41   62.67            610,225   38,208,244     2.45      0.85     1.40    8.89      9.48
2010                  56.40   57.24            253,746   14,503,864     1.53      0.85     1.40    4.85      5.43
2009                  53.79   54.30            418,491   22,703,692     0.48      0.80     1.40    6.13      6.77
2008                  50.68   50.85            227,171   11,546,475     2.88      0.80     1.40   (6.82)    (5.77)

Natural Resources
-----------------
2012                  49.52   50.85            578,932   29,395,934     0.02      0.85     1.40    3.44      4.01
2011                  47.88   48.89            499,380   24,382,853     0.36      0.85     1.40  (11.37)   (10.88)
2010                  54.02   54.86            352,601   19,322,672     0.55      0.85     1.40   15.60     16.23
2009                  46.73   47.20             59,146    2,784,184     0.30      0.80     1.40   29.26     30.03
2008                  36.16   36.30             47,445    1,720,263     0.14      0.80     1.40  (46.63)   (46.28)

S&P 500
-------
2012                  95.46   97.66            733,014   71,259,014     1.87      0.85     1.40   13.94     14.57
2011                  83.78   85.24            694,857   58,985,591     2.06      0.85     1.40    0.32      0.88
2010                  83.51   84.50            345,274   28,987,319     1.40      0.85     1.40   13.10     13.72
2009                  73.84   74.31            421,665   31,221,060     1.94      0.80     1.40   24.36     25.11
2008                  59.37   59.39            513,787   30,510,163     1.65      0.80     1.40    2.74      2.77

Zenith
------
2012                  75.82   77.57            894,730   69,016,380     1.89      0.85     1.40   15.42     16.06
2011                  65.69   66.84            894,827   59,518,731     1.80      0.85     1.40   (3.04)    (2.51)
2010                  67.76   68.56          1,324,743   90,568,752     1.44      0.85     1.40   10.05     10.66
2009                  61.57   61.95          1,596,210   98,738,233     2.14      0.80     1.40   23.66     24.41
2008                  49.78   49.80          1,569,986   78,178,183     0.52      0.80     1.40    2.78      2.81

Barclays
--------
2012                  58.63   59.48          2,332,547  138,695,919     2.52      0.85     1.40    2.38      2.95
2011                  57.26   57.77          1,785,050  103,105,297     2.84      0.85     1.40    6.89      7.48
2010                  53.57   53.75          1,131,014   60,788,845     2.70      0.85     1.40    2.61      3.39
2009                      -       -                  -            -        -         -        -       -         -
2008                      -       -                  -            -        -         -        -       -         -

                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Third Avenue:
Value
-----
2012                  26.40   28.35            716,767   19,943,939     0.87      0.85     1.40   25.56     26.25
2011                  21.02   22.46            861,360   19,006,110     1.66      0.85     1.40  (22.40)   (21.97)
2010                  27.09   28.78          1,053,919   29,835,841     3.26      0.85     1.40   12.49     13.10
2009                  24.08   25.44          1,747,581   43,930,137        -      0.80     1.40   43.34     44.20
2008                  16.80   17.64          1,948,052   33,956,450     0.84      0.80     1.40  (44.44)   (44.11)

Dreyfus:
MidCap
------
2012                  22.85   24.24            124,230    2,982,824     0.23      0.85     1.40   17.68     18.33
2011                  19.42   20.49            150,094    3,041,540     0.36      0.85     1.40   (1.19)    (0.65)
2010                  19.65   20.62            174,799    3,564,736     0.94      0.85     1.40   25.19     25.87
2009                  15.70   16.38            155,799    2,536,202     1.00      0.80     1.40   33.45     34.25
2008                  11.76   12.20            192,025    2,329,551     0.81      0.80     1.40  (41.28)   (40.92)
1,329,013

Scudder:
Small Mid Value
---------------
2012                  12.68   13.01          1,235,282   16,049,304     1.15      0.85     1.40   12.18     12.80
2011                  11.30   11.53          1,229,887   14,167,292     0.74      0.85     1.40   (7.38)    (6.86)
2010                  12.20   12.39            633,725    7,839,813     1.96      0.85     1.40   21.36     22.03
2009                  10.05   10.15          1,603,658   16,266,347     1.49      0.80     1.40   27.91     28.67
2008                   7.86    7.89          1,023,997    8,074,060        -      0.80     1.40  (32.81)   (30.75)

Thematic
--------
2012                   9.09    9.33             48,325      449,068     1.41      0.85     1.40   16.94     17.59
2011                   7.77    7.93             47,064      372,277     0.61      0.85     1.40  (15.57)   (15.11)
2010                   9.20    9.34             48,451      451,693     1.02      0.85     1.40   12.08     12.70
2009                   8.21    8.29             49,158      406,752     1.15      0.80     1.40   41.83     42.68
2008                   5.79    5.81             27,165      157,701        -      0.80     1.40  (47.35)   (46.85)

Neuberger Berman:
Regency
-------
2012                  16.03   16.90             39,518      666,229     0.67      0.85     1.40   13.89     14.55
2011                  14.07   14.76             33,942      498,271     0.02      0.85     1.40   (7.77)    (7.28)
2010                  15.71   15.92          2,195,326   34,916,744     1.33      0.85     1.40   24.44     25.12
2009                  12.62   12.72             44,140      558,689     2.05      0.80     1.40   44.53     45.40
2008                   8.74    8.75              5,138       44,944     1.39      0.80     1.40  (46.72)   (42.30)

                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued


                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.      Expenses as a
                          Unit                          Net Assets    Income      % of Average          Total
                        Value ($)           Units           ($)       Ratio %      Net Assets          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
T. Rowe:
Blue Chip
---------
2012                  12.36   12.69          3,125,354   39,612,524        -      0.85     1.40   16.26     16.91
2011                  10.63   10.85          2,486,804   26,962,784        -      0.85     1.40   (0.04)     0.52
2010                  10.64   10.80          3,045,170   32,852,504        -      0.85     1.40   14.39     15.02
2009                   9.30    9.39          6,262,158   58,753,761        -      0.80     1.40   39.83     40.66
2008                   6.65    6.67          4,777,748   31,877,934     0.16      0.80     1.40  (39.77)   (39.33)

Pimco:
Total Return
------------
2012                  13.43   13.71          8,588,316  117,637,719     2.58      0.85     1.40    8.08      8.66
2011                  12.42   12.62          8,442,455  106,437,472     2.64      0.85     1.40    2.17      2.74
2010                  12.16   12.28          5,780,894   70,941,315     2.42      0.85     1.40    6.61      7.19
2009                  11.40   11.46          5,663,280   64,860,419     2.99      0.80     1.40    7.89      9.20
2008                      -       -                  -            -        -         -        -       -         -

Ibbotson:
Balanced
--------
2012                  10.91   11.01             74,070      815,190     2.39      0.85     1.40    9.28      9.88
2011                   9.99   10.02             43,475      435,554     0.90      0.85     1.40   (7.54)    (7.20)
2010                      -       -                  -            -        -         -        -       -         -
2009                      -       -                  -            -        -         -        -       -         -
2008                      -       -                  -            -        -         -        -       -         -

Growth
------
2012                  10.26   10.35             78,814      815,486     1.70      0.85     1.40   11.35     11.96
2011                   9.24    9.25             39,837      368,125     1.24      0.85     1.40  (11.05)    (1.12)
2010                      -       -                  -            -        -         -        -       -         -
2009                      -       -                  -            -        -         -        -       -         -
2008                      -       -                  -            -        -         -        -       -         -

Income
------
2012                  11.33   11.44            139,774    1,596,141     1.50      0.85     1.40    6.37      6.96
2011                  10.65   10.69            140,711    1,503,683     0.74      0.85     1.40   (4.27)    (3.92)
2010                      -       -                  -            -        -         -        -       -         -
2009                      -       -                  -            -        -         -        -       -         -
2008                      -       -                  -            -        -         -        -       -         -

6.   CHANGES IN UNITS OUTSTANDING

     The change in units outstanding for the periods ended December 31, were as follows:

                                                    2012             2011
                                               --------------   --------------
Fidelity:
Equity-Income IC
----------------
Units issued                                         126,977          150,267
Units redeemed                                      (183,972)        (230,675)
                                               --------------   --------------
Net increase(decrease)                               (56,995)         (80,408)
                                               ==============   ==============

Equity-Income SC
----------------
Units issued                                          21,479           29,036
Units redeemed                                       (44,085)         (61,178)
                                               --------------   --------------
Net increase(decrease)                               (22,606)         (32,142)
                                               ==============   ==============

Equity-Income SC2
-----------------
Units issued                                         562,618          674,391
Units redeemed                                      (654,465)        (745,013)
                                               --------------   --------------
Net increase(decrease)                               (91,847)         (70,622)
                                               ==============   ==============

Growth IC
---------
Units issued                                          51,400           63,569
Units redeemed                                       (94,241)        (109,145)
                                               --------------   --------------
Net increase(decrease)                               (42,841)         (45,576)
                                               ==============   ==============

Growth SC
---------
Units issued                                           9,831           14,387
Units redeemed                                       (18,577)         (27,793)
                                               --------------   --------------
Net increase(decrease)                                (8,746)         (13,406)
                                               ==============   ==============

Growth SC2
----------
Units issued                                         153,873          210,335
Units redeemed                                      (184,966)        (248,347)
                                               --------------   --------------
Net increase(decrease)                               (31,093)         (38,012)
                                               ==============   ==============

High Income IC
--------------
Units issued                                         432,708          391,221
Units redeemed                                      (455,653)        (402,384)
                                               --------------   --------------
Net increase(decrease)                               (22,945)         (11,163)
                                               ==============   ==============

High Income SC
--------------
Units issued                                         265,712          254,343
Units redeemed                                      (307,122)        (255,443)
                                               --------------   --------------
Net increase(decrease)                               (41,410)          (1,100)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Fidelity, continued:
High Income SC2
---------------
Units issued                                      19,207,170       11,609,649
Units redeemed                                   (18,439,206)      (8,551,107)
                                               --------------   --------------
Net increase(decrease)                               767,964        3,058,542
                                               ==============   ==============

Overseas IC
-----------
Units issued                                          90,974           91,371
Units redeemed                                      (132,445)        (143,677)
                                               --------------   --------------
Net increase(decrease)                               (41,471)         (52,306)
                                               ==============   ==============

Overseas SC
-----------
Units issued                                          20,950           30,019
Units redeemed                                       (35,972)         (45,887)
                                               --------------   --------------
Net increase(decrease)                               (15,022)         (15,868)
                                               ==============   ==============

Overseas SC2
------------
Units issued                                         659,126          701,858
Units redeemed                                      (738,523)        (758,861)
                                               --------------   --------------
Net increase(decrease)                               (79,397)         (57,003)
                                               ==============   ==============

Asset Mgr. IC
-------------
Units issued                                          25,563           27,883
Units redeemed                                       (88,830)        (118,729)
                                               --------------   --------------
Net increase(decrease)                               (63,267)         (90,846)
                                               ==============   ==============

Asset Mgr. SC
-------------
Units issued                                           3,937           10,618
Units redeemed                                       (13,268)         (34,252)
                                               --------------   --------------
Net increase(decrease)                                (9,331)         (23,634)
                                               ==============   ==============

Asset Mgr. SC2
--------------
Units issued                                          63,169           80,274
Units redeemed                                       (73,140)        (100,212)
                                               --------------   --------------
Net increase(decrease)                                (9,971)         (19,938)
                                               ==============   ==============

Inv. Bond IC
------------
Units issued                                         312,585          323,454
Units redeemed                                      (384,826)        (449,029)
                                               --------------   --------------
Net increase(decrease)                               (72,241)        (125,575)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Fidelity, continued:
Inv. Bond SC2
-------------
Units issued                                       1,220,050        1,287,096
Units redeemed                                    (1,259,476)      (1,510,336)
                                               --------------   --------------
Net increase(decrease)                               (39,426)        (223,240)
                                               ==============   ==============

Contrafund IC
-------------
Units issued                                         163,549          158,510
Units redeemed                                      (230,657)        (238,905)
                                               --------------   --------------
Net increase(decrease)                               (67,108)         (80,395)
                                               ==============   ==============

Contrafund SC
-------------
Units issued                                          47,631           30,808
Units redeemed                                       (65,741)         (63,637)
                                               --------------   --------------
Net increase(decrease)                               (18,110)         (32,829)
                                               ==============   ==============

Contrafund SC2
--------------
Units issued                                       2,955,689          881,045
Units redeemed                                    (2,243,837)      (1,004,109)
                                               --------------   --------------
Net increase(decrease)                               711,852         (123,064)
                                               ==============   ==============

Asset Mgr. Gr. IC
-----------------
Units issued                                          31,181           28,304
Units redeemed                                       (43,642)         (37,008)
                                               --------------   --------------
Net increase(decrease)                               (12,461)          (8,704)
                                               ==============   ==============

Asset Mgr. Gr. SC
-----------------
Units issued                                           3,206            2,042
Units redeemed                                        (6,082)          (4,378)
                                               --------------   --------------
Net increase(decrease)                                (2,876)          (2,336)
                                               ==============   ==============

Asset Mgr. Gr. SC2
------------------
Units issued                                           8,489            8,247
Units redeemed                                       (12,102)         (14,588)
                                               --------------   --------------
Net increase(decrease)                                (3,613)          (6,341)
                                               ==============   ==============

Mid Cap SC2
-----------
Units issued                                       1,622,543        1,498,894
Units redeemed                                    (1,484,618)      (1,706,168)
                                               --------------   --------------
Net increase(decrease)                               137,925         (207,274)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Alger:
Balanced
--------
Units issued                                         125,018          131,569
Units redeemed                                      (190,870)        (213,220)
                                               --------------   --------------
Net increase(decrease)                               (65,852)         (81,651)
                                               ==============   ==============

MFS:
Strategic Inc.
--------------
Units issued                                         481,324          521,146
Units redeemed                                      (527,026)        (594,795)
                                               --------------   --------------
Net increase(decrease)                               (45,702)         (73,649)
                                               ==============   ==============

Utilities
---------
Units issued                                         411,165          456,853
Units redeemed                                      (484,396)        (569,763)
                                               --------------   --------------
Net increase(decrease)                               (73,231)        (112,910)
                                               ==============   ==============

New Discovery
-------------
Units issued                                         278,301          423,793
Units redeemed                                      (331,617)        (473,710)
                                               --------------   --------------
Net increase(decrease)                               (53,316)         (49,917)
                                               ==============   ==============

Research
--------
Units issued                                       8,693,503        9,815,955
Units redeemed                                    (8,455,668)     (11,542,399)
                                               --------------   --------------
Net increase(decrease)                               237,835       (1,726,444)
                                               ==============   ==============

Total Return
------------
Units issued                                          82,384          111,669
Units redeemed                                      (100,664)        (101,196)
                                               --------------   --------------
Net increase(decrease)                               (18,280)          10,473
                                               ==============   ==============

Van Kampen:
Emerging Markets
----------------
Units issued                                       6,548,007        5,942,559
Units redeemed                                    (7,021,970)      (5,307,704)
                                               --------------   --------------
Net increase(decrease)                              (473,963)         634,855
                                               ==============   ==============

Intl. Magnum
------------
Units issued                                         261,176          363,561
Units redeemed                                      (340,815)        (401,117)
                                               --------------   --------------
Net increase(decrease)                               (79,639)         (37,556)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Van Kampen, continued:
U.S. Real Estate
----------------
Units issued                                         385,945          440,024
Units redeemed                                      (417,133)        (501,088)
                                               --------------   --------------
Net increase(decrease)                               (31,188)         (61,064)
                                               ==============   ==============

Calvert:
Core Strat.
-----------
Units issued                                       2,893,491        8,650,532
Units redeemed                                    (4,476,261)     (10,580,988)
                                               --------------   --------------
Net increase(decrease)                            (1,582,770)      (1,930,456)
                                               ==============   ==============

Money Market
------------
Units issued                                     100,582,722       79,822,725
Units redeemed                                   (91,803,655)     (81,648,765)
                                               --------------   --------------
Net increase(decrease)                             8,779,067       (1,826,040)
                                               ==============   ==============

Small Cap
---------
Units issued                                         135,538          163,402
Units redeemed                                      (172,551)        (207,590)
                                               --------------   --------------
Net increase(decrease)                               (37,013)         (44,188)
                                               ==============   ==============

Balanced
--------
Units issued                                         929,349          997,048
Units redeemed                                    (1,033,766)      (1,028,358)
                                               --------------   --------------
Net increase(decrease)                              (104,417)         (31,310)
                                               ==============   ==============

Mid Cap
-------
Units issued                                               -                -
Units redeemed                                       (18,173)         (10,390)
                                               --------------   --------------
Net increase(decrease)                               (18,173)         (10,390)
                                               ==============   ==============

Equity
------
Units issued                                         241,981          262,187
Units redeemed                                      (287,466)        (247,533)
                                               --------------   --------------
Net increase(decrease)                               (45,485)          14,654
                                               ==============   ==============

Income
------
Units issued                                         847,639          998,964
Units redeemed                                      (976,113)      (1,196,055)
                                               --------------   --------------
Net increase(decrease)                              (128,474)        (197,091)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
American Century:
Income & Growth
---------------
Units issued                                       1,748,773        1,918,092
Units redeemed                                    (1,944,602)      (2,088,799)
                                               --------------   --------------
Net increase(decrease)                              (195,829)        (170,707)
                                               ==============   ==============

Mid Cap Value
-------------
Units issued                                         194,359          148,756
Units redeemed                                      (189,254)        (159,680)
                                               --------------   --------------
Net increase(decrease)                                 5,105          (10,924)
                                               ==============   ==============

AIM:
Intl. Growth
------------
Units issued                                       4,487,248        2,703,139
Units redeemed                                    (4,470,450)      (1,714,793)
                                               --------------   --------------
Net increase(decrease)                                16,798          988,346
                                               ==============   ==============

Global
------
Units issued                                       9,347,005        5,789,764
Units redeemed                                    (9,061,076)      (4,253,466)
                                               --------------   --------------
Net increase(decrease)                               285,929        1,536,298
                                               ==============   ==============

Global Value
------------
Units issued                                         363,818          410,787
Units redeemed                                      (412,052)        (459,623)
                                               --------------   --------------
Net increase(decrease)                               (48,234)         (48,836)
                                               ==============   ==============

Mid Cap Growth
--------------
Units issued                                         940,997                -
Units redeemed                                      (473,005)               -
                                               --------------   --------------
Net increase(decrease)                               467,992                -
                                               ==============   ==============

Summit:
S&P MidCap
----------
Units issued                                       5,747,467        5,660,647
Units redeemed                                    (5,967,664)      (5,186,128)
                                               --------------   --------------
Net increase(decrease)                              (220,197)         474,519
                                               ==============   ==============

Russell Small Cap
-----------------
Units issued                                       5,609,989        5,938,183
Units redeemed                                    (5,467,340)      (6,943,008)
                                               --------------   --------------
Net increase(decrease)                               142,649       (1,004,825)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Summit, continued:
Nasdaq-100 Index
----------------
Units issued                                      17,856,116       17,458,403
Units redeemed                                   (17,526,926)     (18,259,753)
                                               --------------   --------------
Net increase(decrease)                               329,190         (801,350)
                                               ==============   ==============

EAFE Intl.
----------
Units issued                                       2,785,039        2,593,024
Units redeemed                                    (2,781,104)      (2,659,944)
                                               --------------   --------------
Net increase(decrease)                                 3,935          (66,920)
                                               ==============   ==============

Inflation
---------
Units issued                                       3,136,793        1,642,913
Units redeemed                                    (2,766,974)      (1,286,434)
                                               --------------   --------------
Net increase(decrease)                               369,819          356,479
                                               ==============   ==============

Natural Resources
-----------------
Units issued                                       2,162,350        1,586,136
Units redeemed                                    (2,082,798)      (1,439,357)
                                               --------------   --------------
Net increase(decrease)                                79,552          146,779
                                               ==============   ==============

S&P 500
-------
Units issued                                       2,033,643        1,195,052
Units redeemed                                    (1,995,486)        (845,469)
                                               --------------   --------------
Net increase(decrease)                                38,157          349,583
                                               ==============   ==============

Zenith
------
Units issued                                       2,359,278        2,602,722
Units redeemed                                    (2,359,375)      (3,032,638)
                                               --------------   --------------
Net increase(decrease)                                   (97)        (429,916)
                                               ==============   ==============

Barclays
--------
Units issued                                       9,087,396        6,564,510
Units redeemed                                    (8,539,899)      (5,910,474)
                                               --------------   --------------
Net increase(decrease)                               547,497          654,036
                                               ==============   ==============

Third Avenue:
Value
-----
Units issued                                         795,157          890,926
Units redeemed                                      (939,750)      (1,083,485)
                                               --------------   --------------
Net increase(decrease)                              (144,593)        (192,559)
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Dreyfus:
MidCap
------
Units issued                                         147,112          175,793
Units redeemed                                      (172,976)        (200,498)
                                               --------------   --------------
Net increase(decrease)                               (25,864)         (24,705)
                                               ==============   ==============

Scudder:
Small Mid Value
---------------
Units issued                                       4,791,602        3,630,098
Units redeemed                                    (4,786,207)      (3,033,936)
                                               --------------   --------------
Net increase(decrease)                                 5,395          596,162
                                               ==============   ==============

Thematic
--------
Units issued                                          45,662           47,404
Units redeemed                                       (44,401)         (48,791)
                                               --------------   --------------
Net increase(decrease)                                 1,261           (1,387)
                                               ==============   ==============

Neuberger Berman:
Regency
-------
Units issued                                          64,423        3,045,007
Units redeemed                                       (58,847)      (5,206,391)
                                               --------------   --------------
Net increase(decrease)                                 5,576       (2,161,384)
                                               ==============   ==============

T. Rowe:
Blue Chip
---------
Units issued                                      11,190,353       10,083,078
Units redeemed                                   (10,551,803)     (10,641,444)
                                               --------------   --------------
Net increase(decrease)                               638,550         (558,366)
                                               ==============   ==============

Pimco:
Total Return
------------
Units issued                                      32,793,579       27,971,460
Units redeemed                                   (32,647,718)     (25,309,899)
                                               --------------   --------------
Net increase(decrease)                               145,861        2,661,561
                                               ==============   ==============

Ibbotson:
Balanced
--------
Units issued                                          93,198           92,747
Units redeemed                                       (62,603)         (49,272)
                                               --------------   --------------
Net increase(decrease)                                30,595           43,475
                                               ==============   ==============

Growth
------
Units issued                                          76,002           51,746
Units redeemed                                       (37,025)         (11,909)
                                               --------------   --------------
Net increase(decrease)                                38,977           39,837
                                               ==============   ==============

                                                    2012             2011
                                               --------------   --------------
Ibbotson, contiuned:
Income
------
Units issued                                          61,738          230,603
Units redeemed                                       (62,675)         (89,892)
                                               --------------   --------------
Net increase(decrease)                                  (937)         140,711
                                               ==============   ==============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012, and the related notes to the statutory basis financial statements.

Management's Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures performed depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 28, 2013

                                              AMERITAS LIFE INSURANCE CORP.
                                             Balance Sheets - Statutory Basis
                                               (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
               ADMITTED ASSETS                                                        2012             2011
                                                                                ---------------- ----------------
Bonds                                                                           $     1,692,490  $     1,665,427
Preferred stocks                                                                          8,039           11,481
Common stocks                                                                         1,041,799        1,022,490
Mortgage loans                                                                          569,496          415,493
Real estate:
 Properties occupied by the company                                                      22,684           23,722
 Properties held for the production of income                                            29,962           29,063
 Properties held for sale                                                                   697                -
Cash, cash equivalents, and short-term investments                                       76,332          119,360
Loans on insurance contracts                                                             97,236           94,304
Other investments                                                                       100,495          102,816
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,639,230        3,484,156

Investment income due and accrued                                                        24,300           24,558
Deferred and uncollected premiums                                                        35,531           23,294
Federal income tax recoverable - affiliates                                              10,165           19,340
Net deferred income tax asset                                                            37,498           27,574
Other admitted assets                                                                    29,185           26,663
Separate account assets                                                               4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,997,932  $     7,278,337
                                                                                ================ ================

               LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     2,042,509  $     1,837,390
Deposit-type funds                                                                      210,599          205,982
Reserves for unpaid claims                                                               42,865           40,210
Dividends payable to policyholders                                                        8,471            8,440
Interest maintenance reserve                                                              8,538            4,525
Accrued commissions, expenses and insurance taxes                                        55,813           47,393
Accrued separate account transfers                                                      (63,367)         (64,430)
Asset valuation reserve                                                                  64,266           52,001
Borrowed money                                                                              314                -
Other liabilities                                                                       107,484          124,926
Separate account liabilities                                                          4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Liabilities                                                                6,699,515        5,929,189
                                                                                ---------------- ----------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
 and outstanding                                                                          2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                               -            9,895
Unassigned surplus                                                                      838,479          879,315
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,298,417        1,349,148
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,997,932  $     7,278,337
                                                                                ================ ================

           The accompanying notes are an integral part of these statutory basis financial statements.

                                       1

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                           (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
 Premium income                                                                 $     1,494,912  $     1,265,260  $     1,154,797
 Net investment income                                                                  130,625          162,405          127,839
 Commissions and expense allowances on reinsurance ceded                                  8,451            3,136            2,823
 Miscellaneous income                                                                    47,141           41,806           39,454
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,681,129        1,472,607        1,324,913
                                                                                ---------------- ---------------- ----------------

Expenses
 Benefits to policyholders                                                            1,071,445        1,043,317          976,962
 Change in reserves for life, accident and health policies                              196,594           83,696           17,331
 Commissions                                                                             81,718           62,384           53,775
 General insurance expenses                                                             220,957          177,670          142,200
 Taxes, licenses and fees                                                                25,437           20,410           15,198
 Net transfers to separate accounts                                                      79,085           31,233           35,708
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,675,236        1,418,710        1,241,174
                                                                                ---------------- ---------------- ----------------

Gain from Operations before Dividends, Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                        5,893           53,897           83,739

 Dividends to policyholders                                                               8,430            8,321            8,969
                                                                                ---------------- ---------------- ----------------

Gain (Loss) from Operations before Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                       (2,537)          45,576           74,770

 Federal income tax expense (benefit)                                                    (4,280)          18,393            1,401
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains (Losses)                           1,743           27,183           73,369

 Net realized capital gains (losses)                                                     (1,715)            (996)           4,581
                                                                                ---------------- ---------------- ----------------
Net Income                                                                                   28           26,187           77,950

Change in special surplus - additional deferred tax asset                                     -              782              298
Unassigned surplus
 Change in net unrealized capital gains, net of taxes                                    17,084           27,432           20,816
 Change in net deferred income taxes                                                     18,223           18,322           (1,769)
 Change in non-admitted assets                                                          (14,498)         (21,562)           6,813
 Change in asset valuation reserve                                                      (12,265)          (2,669)         (22,226)
 Change in liability for reinsurance in unauthorized companies                              (20)               -               (1)
 Change in minimum pension liability                                                     (1,167)          (1,183)               -
 Change in pension liability tax                                                            408                -                -
 Correction of an error (Note 1)                                                         (8,524)          (9,038)               -
 Dividends paid to stockholder                                                          (50,000)         (20,000)               -
                                                                                ---------------- ---------------- ----------------
Net Change in Capital and Surplus                                                       (50,731)          18,271           81,881
Capital and Surplus at the Beginning of the Year                                      1,349,148        1,330,877        1,248,996
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,298,417  $     1,349,148  $     1,330,877
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                 AMERITAS LIFE INSURANCE CORP.
                                          Statements of Cash Flows - Statutory Basis
                                                       (in thousands)


                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,484,190  $     1,260,871  $     1,158,269
Net investment income received                                                          128,972          165,308          130,261
Miscellaneous income                                                                     55,325           44,878           42,109
Benefits paid to policyholders                                                       (1,061,904)      (1,040,033)        (986,021)
Net transfers to separate accounts                                                      (78,022)         (20,621)         (41,547)
Commissions, expenses and taxes paid                                                   (324,225)        (241,521)        (211,339)
Dividends paid to policyholders                                                          (8,399)          (8,465)          (8,761)
Federal income taxes received (paid)                                                      2,222          (38,273)           9,573
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 198,159          122,144           92,544
                                                                                ---------------- ---------------- ----------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       472,367          393,214          352,659
Cost of investments acquired                                                           (633,388)        (462,054)        (446,616)
Net change in loans on insurance contracts                                               (2,990)           4,069            2,372
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                (164,011)         (64,771)         (91,585)
                                                                                ---------------- ---------------- ----------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Proceeds from borrowings                                                                    314                -                -
Change in deposit-type funds                                                              4,617            7,480            1,093
Dividends to stockholder                                                                (50,000)         (20,000)               -
Other miscellaneous, net                                                                (32,107)          32,670           11,486
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                               (77,176)          20,150           12,579
                                                                                ---------------- ---------------- ----------------

Net Change in Cash, Cash Equivalents and Short-Term Investments                         (43,028)          77,523           13,538

Cash, Cash Equivalents and Short-Term Investments
  - Beginning of Year                                                                   119,360           41,837           28,299
                                                                                ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments
  - End of Year                                                                 $        76,332  $       119,360  $        41,837
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements - Statutory Basis
(in thousands)


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of Ameritas Mutual Holding Company ("AMHC"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 19.3% of Paycor, Inc., a payroll processing company, and the remaining 80.7% ownership is with an unaffiliated third party.

Prior to May 3, 2012, AMHC was named UNIFI Mutual Holding Company ("UNIFI"). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company ("UCL"), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, BNL Financial Corporation ("BNL Financial"), a holding company (dissolved December 31, 2102), and Brokers National Life Assurance Company ("BNL Assurance") (distributed to the Company as a result of BNL Financial's dissolution December 31, 2012), an Arkansas domiciled life insurance company. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property (liquidated as of October 1, 2012), Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business (liquidated as of January 1, 2012).

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $5,000 and $7,500 as of December 31, 2012 and 2011, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $822,594 and $816,746 and the value of affiliated mutual funds was $2,191 and $1,953 at December 31, 2012 and 2011, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $926, $3,578 and $2,961 were recorded as realized losses during 2012, 2011 and 2010, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $27,485 and $29,998, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(4,722), $5,068 and $(1,122) for the years ended December 31, 2012, 2011 and 2010, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $(10,096), $20,635 and $(1,990) for the years ended December 31, 2012, 2011 and
2010, respectively.

The Company purchases and sells call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through March 20, 2013.

In 2012, the Company began purchasing and selling call options ("Index call options") to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. The Company holds call options which expire monthly until November 29, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

In 2012, the Company began purchasing and selling exchange traded call options ("Exchange traded index call options") based on multiple equity indices to hedge equity index annuity contracts. The Company has purchased and written Exchange traded index call options that expire through December 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

In 2012, the Company began purchasing and selling exchange traded put options ("Equity put options") based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Equity put options that expire through September 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $2,557 and $2,565, respectively. The notional amount of the options at December 31, 2012 was $34,543. The notional amount of the Volatility call options at December 31, 2011 was a liability of $(8,323).

The options are carried at their fair value and are reflected in "Other investments" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired options are reflected in "Net investment income" and changes in the fair value of open options are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The expired options of $531 and $38 were recorded in "Net investment income" for the years ended December 31, 2012 and 2011, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $(3,135) and $269 for the years ended December 31, 2012 and 2011, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.
The amount excluded from unassigned surplus was $35 and $34 at December 31, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $100,797 and $86,299 at December 31, 2012 and 2011, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $13,250 and $12,788, operating software at cost $2,995 and $2,542, and non-operating software at cost of $37,154 and $33,028 are carried at cost less accumulated depreciation at December 31, 2012 and 2011, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $42,985 and $39,235, was $2,498 and $2,137, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis.
EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense of $5,874, $7,327 and $7,704 was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2012.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Actuarial Standard of Practice No. 5,
Section 5.14. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,083,687 or 13.5% and $2,571,087 or 14.2% of the individual life policies in force as of December 31, 2012 and 2011, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $2,065, $1,267 and $983 for 2012, 2011 and 2010, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $0 and $416 at December 31, 2012 and 2011, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2012, the Internal Revenue Service ("IRS") completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009. The Company is in agreement with the IRS field examination report which was forwarded to the Joint Committee on Taxation in late 2012.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 61 - Revised "Life, Deposit-type and Accident and Health Reinsurance" ("SSAP No. 61R")
In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers. The revisions to this statement are effective for the reporting periods beginning on or after December 31, 2012. The adoption of the statement is not expected to have a material impact to the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SSAP No. 103")
In March 2012, the NAIC issued SSAP No. 103, which supersedes SSAP No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The statement has an effective date of January 1, 2013 with prospective application. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 102,"Accounting for Pensions, A Replacement of SSAP No. 89" ("SSAP No. 102")
In March 2012, the NAIC issued SSAP No. 102, which replaces SSAP No. 89 for the
accounting and related reporting for pension obligations.   The statement is
effective beginning January 1, 2013. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 92, "Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14" ("SSAP No. 92")
In March 2012, the NAIC issued SSAP No. 92, which supersedes SSAP No. 14 "Postretirement Benefits Other Than Pensions". The statement is effective beginning January 1, 2013. The adoption of this statement will not have a material impact on the Company's financial position or results of operations as these obligations are held by AHC.

Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101")
In November 2011, the NAIC adopted SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement was effective on January 1, 2012. This guidance provides that the deferred tax asset admissibility and the reversal and surplus limitation parameters in the admissibility tests are determined based on the risk-based capital level of the Company as of the current year end. It also requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not some portion or all of the gross deferred tax assets will not be realized. Finally, the guidance sets a more likely than not threshold for the recording of contingent tax liabilities. Additionally, the special surplus for the additional deferred tax asset was released and presented net upon adoption. The adoption of this statement had no impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R")
In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2012 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" ("SSAP No. 35R")
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products. This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected related to a prior year as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected related to a prior year as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company. The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012. Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution. BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $    127,276  $     12,896  $         -   $    140,172
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    144,105        11,694          (47)       155,752
Hybrid securities                                  14,376         2,593            -         16,969
Industrial and miscellaneous (unaffiliated)     1,406,733       138,698       (1,579)     1,543,852
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,692,490  $    165,881  $    (1,626)  $  1,856,745
====================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $     99,010  $     11,830  $         -   $    110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    192,203        15,628            -        207,831
Hybrid securities                                  16,075         1,280         (305)        17,050
Industrial and miscellaneous (unaffiliated)     1,358,325       116,780       (4,006)     1,471,099
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,665,613  $    145,518  $    (4,311)  $  1,806,820
====================================================================================================

At December 31, 2011 the amortized cost of bonds was reduced by $186 of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427.

The cost or amortized cost and fair value of bonds at December 31, 2012 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                          Cost or
                                                                                                         Amortized
                                                                                                            Cost       Fair Value
----------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                                $    79,327   $     80,757
Due after one year through five years                                                                      432,762        477,332
Due after five years through ten years                                                                     831,219        924,128
Due after ten years                                                                                        280,749        299,862
Bonds with multiple repayment dates                                                                         68,433         74,666
----------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                            $ 1,692,490   $  1,856,745
==================================================================================================================================

Sales of bond investments in 2012, 2011 and 2010 resulted in proceeds of $96,234, $36,883 and $50,390 respectively, on which the Company realized gross gains of $10,612, $3,695 and $4,605, respectively, and gross losses of $669, $104 and $296, respectively.

Realized capital gains (losses) are as follows:

                                                                                             Years Ended December 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012             2011             2010
----------------------------------------------------------------------------------------------------------------------------------
Bonds:
    Gross realized capital gains on sales                                       $        10,612  $         3,695  $         4,605
    Gross realized capital losses on sales                                                 (669)            (104)            (296)
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains on sales                                                       9,943            3,591            4,309
Other, including impairments and net gain on dispositions
   other than sales                                                                         (51)          (2,969)          (1,298)
----------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                               9,892              622            3,011
Preferred stocks                                                                            388                -            1,012
Common stocks                                                                             3,616            6,097           11,067
Mortgage loans                                                                             (340)               -             (762)
Real estate                                                                               2,189            2,786            4,080
Other investments                                                                          (149)          (3,067)          (2,851)
----------------------------------------------------------------------------------------------------------------------------------
Realized capital gains before federal income taxes
  and transfer to IMR                                                                    15,596            6,438           15,557
Realized capital gains transferred to IMR                                                 9,351            3,449            4,822
Federal income tax expense                                                                7,960            3,985            6,154
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $        (1,715) $          (996) $         4,581
==================================================================================================================================

The Company has an agreement with the FHLB of Topeka to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for variable rate short term advances (lines of credit) up to $100,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2012 and 2011 the Company owned $4,573 of FHLB stock. The Company had no outstanding balance related to the lines of credit at December 31, 2012 or 2011.

As of December 31, 2012 and 2011, the Company had issued $100,000 of funding agreements with the FHLB. There is $157,859 and $106,814 of bonds pledged as collateral at December 31, 2012 and 2011, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to enhance investment yields through investment spread strategy. The related reserves are reported in deposit-type funds of $100,032 and $100,025 on the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          -  $          -     $          7  $         -        $           7 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                 6,370           (47)              11            -                6,381          (47)
Industrial and miscellaneous
  (unaffiliated)                              57,057        (1,282)          11,631         (297)              68,688       (1,579)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                   63,427        (1,329)          11,649         (297)              75,076       (1,626)
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks                                 20,467        (1,505)          11,029         (780)              31,496       (2,285)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $     83,894  $     (2,834)    $     22,678  $    (1,077)       $     106,572 $     (3,911)
====================================================================================================================================

                                                                            December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          8  $          -     $          -  $         -        $           8 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                    12             -                -            -                   12            -
Hybrid securities                              8,205          (305)               -            -                8,205         (305)
Industrial and miscellaneous
  (unaffiliated)                             117,441        (2,912)          10,846       (1,094)             128,287       (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                  125,666        (3,217)          10,846       (1,094)             136,512       (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                               1,979           (75)               -            -                1,979          (75)
Common Stocks                                 76,703       (10,751)           3,074       (1,281)              79,777      (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $    204,348  $    (14,043)    $     13,920  $    (2,375)       $     218,268 $    (16,418)
====================================================================================================================================

The unrealized losses related to bonds in 2012 and 2011 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2012 and 2011.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2012 and 2011 are temporary. During 2012, 2011 and 2010, the Company recorded no other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2012 and 2011, bonds totaling $65,876 and $84,558, respectively, (3.7% and 4.7%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2012, 2011 and 2010, the Company recorded realized losses for other-than-temporary impairments on bonds of $568, $3,203 and $1,490, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2012 and 2011, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $1,703 and $3,342 and a fair value of $2,093 and $4,366, respectively. Additionally, as of December 31, 2012 and 2011, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $847 and $1,001 and a fair value of $888 and $1,153, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

                                                              Amortized Cost           OTTI Recognized in Loss
                                                               Before OTTI          -----------------------------
                                                                                      Interest     Non-interest       Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $              788      $         -  $        429       $          424
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                         $          564    $            280        $      284        $          280       $      340
05953YCF6                                    224                  79               145                    79               84
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          788    $            359        $      429        $          359       $      424
====================================================================================================================================

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                                     OTTI Recognized in Loss
                                  Amortized Cost         -----------------------------------------------
                                   Before OTTI                 Interest               Non-interest                  Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $            450           $                -      $               325              $          357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,659           $                -      $               478              $        1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $              -           $                -      $                 -              $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,746           $                -      $             1,311              $          479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $          450    $            125        $      325        $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          450    $            125        $      325        $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $          654    $            309        $      345        $          309       $       58
05949CKB1                                  1,005                 872               133                   872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,659    $          1,181        $      478        $        1,181       $    1,074
====================================================================================================================================

                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $        1,746    $            435        $    1,311        $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,746    $            435        $    1,311        $          435       $      479
====================================================================================================================================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2012 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        6,417    $     6,370    $     (47)     $          551    $      514     $     (37)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:
                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Region
--------------------------------------------------------------------------------
New England and Mid Atlantic     $   30,911      5.4%     $   16,896      4.1%
South Atlantic                      193,603     34.0          52,898     12.7
North Central                       151,740     26.6         130,847     31.5
South Central                        67,068     11.8          77,986     18.8
Mountain                             59,579     10.5          64,306     15.5
Pacific                              66,595     11.7          72,560     17.4
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Property Type
--------------------------------------------------------------------------------
Apartment and residential        $  158,376     27.8%     $   20,358      4.9%
Warehouses and industrial           159,466     28.1         152,656     36.7
Retail and shopping center           74,670     13.1          69,029     16.6
Office                              150,000     26.3         147,834     35.6
Other                                26,984      4.7          25,616      6.2
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principle and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
DSCR Distribution
  Below 1.0                                        $      33,489  $      50,966
  1.0 - 1.2                                               73,348         63,021
  1.2 - 1.8                                              216,022        218,911
  Greater than 1.8                                       102,086         73,842
--------------------------------------------------------------------------------
  Total                                            $     424,945  $     406,740
================================================================================

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
Loan to Value
  Below 60%                                        $      13,785  $       8,753
--------------------------------------------------------------------------------
  Total                                            $      13,785  $       8,753
================================================================================

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

                                                 December 31, 2012
--------------------------------------------------------------------------------
                                         Residential
                                            First        Second
                                          Mortgages      Trusts       Total
--------------------------------------------------------------------------------
Performing                           $         98,248  $    18,122  $  116,370
Non-performing                                 14,396            -      14,396
--------------------------------------------------------------------------------
Total                                $        112,644  $    18,122  $  130,766
================================================================================

The Company owned no residential mortgage loans at December 31, 2011.

An aging analysis of the loans held by the Company is summarized as follows:

                                                                                              December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Commercial         Residential            Total
------------------------------------------------------------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                           $            2,273  $            2,602  $            4,875
Carry value of loans 90 days or more past due                                          3,760              14,396              18,156
Carry value of current loans                                                         432,697             113,768             546,465
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                     $          438,730  $          130,766  $          569,496
====================================================================================================================================

                                                                  December 31,
                                                                      2011
--------------------------------------------------------------------------------
                                                                   Commercial
--------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                 $       2,353
Carry value of loans 90 days or more past due                               -
Carry value of current loans                                          413,140
--------------------------------------------------------------------------------
Total                                                           $     415,493
================================================================================

At December 31, 2012, the average size of an individual commercial mortgage loan was $1,741. The average size of an individual residential mortgage loan was $206. For commercial mortgage loans, the Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $18,347 and $8,190 at December 31, 2012 and 2011, respectively. As of December 31, 2012, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.63% for residential mortgage loans.

In 2012, the Company issued 24 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.25% totaling $69,317. The Company also acquired 636 residential mortgage loans totaling $130,766 (see Note 4). Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2012, the Company held 21 residential mortgage loans totaling $10,242 with interest more than 180 days past due. The Company is no longer accruing interest on these loans, so the interest due on these loans is $0. At December 31, 2011, the Company held no mortgages with interest more than 180 days past due. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial mortgage loans are evaluated individually for impairment. At December 31, 2012 and 2011, the Company held two impaired mortgage loans with a total carrying value of $3,797 and $3,801, respectively. There was interest income recognized on these loans of $282 in 2012 and $276 in 2011 subsequent to impairment. The Company impaired one mortgage loan during 2012 and recognized a loss of $340. Subsequent to impairment, the deed in lieu of foreclosure was obtained and the adjusted cost of $2,000 was transferred to real estate. The Company had no impairments for mortgage loans during 2011.

Real estate consists of home office property, commercial and residential property held for the production of income and residential property held for sale. The two single family residential properties classified as held for sale are located in Woodbridge, VA and Arnold, MD and have carry values of $372 and $325, respectively. Accumulated depreciation for real estate was $42,600 and $42,237 as of December 31, 2012 and 2011, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                        Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Income:
  Bonds                                                                $         87,065   $          90,083  $         92,507
  Preferred stocks                                                                  682                 823               902
  Common stocks                                                                  16,855              14,380             2,913
  Mortgage loans                                                                 26,302              25,871            25,201
  Real estate *                                                                  14,106              15,128            16,385
  Loans on insurance contracts                                                    6,148               5,606             5,928
  Short-term investments                                                             98                  46                45
  Derivatives                                                                    (9,566)             20,674            (1,990)
  Other investments                                                              11,764               8,348             6,453
  Amortization of interest maintenance reserve                                    2,065               1,267               983
------------------------------------------------------------------------------------------------------------------------------------
  Gross investment income                                                       155,519             182,226           149,327
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Depreciation                                                                    3,543               3,435             4,417
  Other                                                                          21,351              16,386            17,071
------------------------------------------------------------------------------------------------------------------------------------
  Total investment expenses                                                      24,894              19,821            21,488
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                              $        130,625   $         162,405  $        127,839
====================================================================================================================================

* Includes amounts for the occupancy of company-owned property of $4,929, $5,141 and $5,150 in 2012, 2011, and 2010, respectively.

Fair Value Measurements
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2012 about the Company's financial assets and liabilities measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Common Stock
    Industrial and Misc                                                $     212,440  $           -  $           -  $     212,440
    Parent, Subsidiaries and Affiliates                                        2,191              -              -          2,191
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    214,631              -              -        214,631
  Derivative assets
    Index Call Options                                                           911          1,560              -          2,471
    Volatility Call Options                                                      279              -              -            279
    Equity Put Options                                                         1,465              -              -          1,465
------------------------------------------------------------------------------------------------------------------------------------
      Total Derivatives                                                        2,655          1,560              -          4,215
Separate account assets                                                    4,221,921              -              -      4,221,921
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   4,439,207  $       1,560  $           -  $   4,440,767
====================================================================================================================================

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Bonds
    Industrial and Misc                                                $           -  $         679  $          26  $         705
------------------------------------------------------------------------------------------------------------------------------------
      Total Bonds                                                                  -            679             26            705
  Common Stock
    Industrial and Misc                                                      201,171              -              -        201,171
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    201,171              -              -        201,171
  Other Investments                                                                -              -            410            410
Separate account assets                                                    3,672,525              -              -      3,672,525
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   3,873,696  $         679  $         436  $   3,874,811
====================================================================================================================================

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2012, there were no NAIC 6 bonds carried at fair value. At December 31, 2011, there were two NAIC 6 bonds carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data. These assets also include index call options starting in 2012. The Company used broker quotes for the monthly valuation of index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets
At December 31, 2012, the Company did not classify any non-agency mortgage-backed securities carried at fair value due to NAIC 6 rating in Level
3. As December 31, 2011, the Company classified in Level 3 several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. The Company did not classify any limited partnerships carried at fair value in Level 3 at December 31, 2012. The Company classified one limited partnership carried at fair value in Level 3 at December 31, 2011. The limited partnership fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the year ended December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2012     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2012
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $       26   $          -   $        (23)   $         11   $      (14)    $        -    $        -
  Other Investments                 410              -           (175)              -         (235)             -             -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $      436   $          -   $       (198)   $         11   $     (249)    $        -    $        -
====================================================================================================================================

The following table summarizes changes to our financial instruments for the year-end December 31, 2011 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2011     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $      274   $         26   $       (274)   $          -   $        -     $        -    $       26
  Other Investments                 879            410           (879)              -            -              -           410
  Mortgages
    Commercial                    3,750              -              -               -            -         (3,750)            -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $    4,903   $        436   $     (1,153)   $          -   $        -     $   (3,750)   $      436
====================================================================================================================================

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2012 or 2011.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described above.

For the year ended December 31, 2012:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,856,745     $ 1,692,490     $         -     $ 1,557,682     $   299,063     $         -
Preferred Stocks                             8,750           8,039               -           6,593           2,157               -
Common Stocks                              219,205         219,205         214,632           4,573               -               -
Mortgage Loans                             602,132         569,496               -               -         602,132               -
Cash, cash equivalents and
  short-term investments                    76,332          76,332          76,332               -               -               -
Loans on insurance contracts               110,963          97,236               -               -         110,963               -
Other investments                            7,823           7,578           2,655           1,560           3,608               -
Investment income due and accrued           24,300          24,300          24,300               -               -               -
Separate account assets                  4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 7,128,273     $ 6,916,699     $ 4,539,942     $ 1,570,408     $ 1,017,923     $         -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   210,770     $   210,599     $         -     $         -     $   210,770     $         -
Separate account liabilities             4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 4,432,793     $ 4,432,622     $ 4,222,023     $         -     $   210,770     $         -
====================================================================================================================================

For the year ended December 31, 2011:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,806,820     $ 1,665,427     $         -     $ 1,509,828     $ 296,992     $           -
Preferred Stocks                            12,101          11,481               -           9,997         2,104                 -
Common Stocks                              205,744         205,744         201,171           4,573             -                 -
Mortgage Loans                             436,872         415,493               -               -       436,872                 -
Cash, cash equivalents and short-term
  investments                              119,360         119,360         119,360               -             -                 -
Loans on insurance contracts                98,467          94,304               -               -        98,467                 -
Other investments                            3,851           3,851               -               -         3,851                 -
Investment income due and accrued           24,558          24,558          24,558               -             -                 -
Separate account assets                  3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 6,380,525     $ 6,212,970     $ 4,017,841     $ 1,524,398     $ 838,286     $           -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   206,233     $   205,982     $         -     $         -     $ 206,233     $           -
Separate account liabilities             3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 3,878,985     $ 3,878,734     $ 3,672,752     $         -     $ 206,233     $           -
====================================================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair value of commercial mortgage loans was estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for commercial mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Commercial mortgage loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. The fair value of residential mortgage loans acquired in 2012 was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: Exchange traded call and put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2. The fair value for other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the deferred tax assets will be realized.

The Company has elected to present prior year amounts in accordance with SSAP No. 101 and current statutory financial statement presentation guidance. The adoption of SSAP No. 101 had no impact on the Company's financial position.

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                       $ 100,715  $   7,350  $ 108,065
Statutory valuation allowance adjustments                                                               -          -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                100,715      7,350    108,065
Deferred tax assets non-admitted                                                                   42,073          -     42,073
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                        58,642      7,350     65,992
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (10,564)   (17,930)   (28,494)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                                $  48,078  $ (10,580) $  37,498
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  22,193  $   3,720  $  25,913
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 188,763
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  24,864  $   3,630  $  28,494
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  58,642  $   7,350  $  65,992
------------------------------------------------------------------------------------------------------------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  79,577   $   4,560  $  84,137
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                79,577       4,560     84,137
Deferred tax assets non-admitted                                                                  36,564           -     36,564
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       43,013       4,560     47,573
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (8,493)    (11,506)   (19,999)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  34,520   $  (6,946) $  27,574
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2011 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  25,261  $       -  $  25,261
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 197,875
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  15,439  $   4,560  $  19,999
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  43,013  $   4,560  $  47,573
------------------------------------------------------------------------------------------------------------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2011 to December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  21,138   $   2,790  $  23,928
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                21,138       2,790     23,928
Deferred tax assets non-admitted                                                                   5,509           -      5,509
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       15,629       2,790     18,419
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (2,071)     (6,424)    (8,495)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  13,558   $  (3,634) $   9,924
====================================================================================================================================

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  (3,068) $   3,720  $     652
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $  (9,112)
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $   9,425  $    (930) $   8,495
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  15,629  $   2,790  $  18,419
------------------------------------------------------------------------------------------------------------------------------------

The Company used the following amounts in determining the DTA admissibility:

                                                                                                             2012         2011
------------------------------------------------------------------------------------------------------------------------------------
Ratio percentage used to determine recovery period and
  threshold limitation above [Ex DTA ACL RBC ratio]                                                           987%           1,002%
Amount of adjusted capital and surplus used to determine
  recovery period and threshold limitation above                                                       $ 1,258,420     $ 1,319,168
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                  20%
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                        0%                 0%                   0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Change
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                  0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                 20%
------------------------------------------------------------------------------------------------------------------------------------

The Company's tax-planning strategies did not include the use of reinsurance related tax planning strategies.

The provision for incurred federal income taxes on earnings are:

                                                                                              Years ended December 31,
                                                                                ----------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Federal income (loss)                                                           $     (3,926)       $     19,605        $    17,419
Foreign                                                                                    -                   -                  -
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                              (3,926)             19,605             17,419
Federal income tax on net capital gains                                               11,232               5,192              7,842
Other                                                                                   (354)             (1,212)           (16,018)
------------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax incurred                                         $      6,952        $     23,585        $     9,243
====================================================================================================================================

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
  Ordinary
    Discounting of unpaid losses                           $         150  $         172  $         177  $        (22)  $         (5)
    Unearned premium reserve                                         439            385            433            54            (48)
    Policyholder reserves                                         25,989         14,564          9,409        11,425          5,155
    Deferred acquisition costs                                    21,384         18,535         17,348         2,849          1,187
    Policyholder dividends accrual                                 2,964          2,953          3,002            11            (49)
    Fixed assets                                                      63             56             48             7              8
    Compensation and benefits accrual                             20,418         18,248          7,958         2,170         10,290
    Receivables - nonadmitted                                     20,554         17,406         16,616         3,148            790
    Net operating loss carry-forward                                  45              -              -            45              -
    Other (including items <5% of total
      ordinary tax assets)                                         8,709          7,258          5,907         1,451          1,351
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                   100,715         79,577         60,898        21,138         18,679
    Non-admitted deferred tax assets                              42,073         36,564         18,044         5,509         18,520
------------------------------------------------------------------------------------------------------------------------------------
    Admitted ordinary deferred tax assets                  $      58,642  $      43,013  $      42,854  $     15,629   $        159
====================================================================================================================================

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
  Capital
    Investments                                            $       4,507  $       1,609  $       1,897  $      2,898   $       (288)
    Real Estate                                                    2,256          2,239          2,006            17            233
    Other (including items <5% of total
      ordinary tax assets)                                           587            712            663          (125)            49
------------------------------------------------------------------------------------------------------------------------------------
    Admitted capital deferred tax assets                           7,350          4,560          4,566         2,790             (6)
------------------------------------------------------------------------------------------------------------------------------------
    Admitted deferred tax assets                           $      65,992  $      47,573  $      47,420  $     18,419   $        153
====================================================================================================================================

Deferred tax liabilities:
  Ordinary
    Investments                                            $       1,409  $       1,498  $       1,407  $        (89)  $         91
    Fixed assets                                                   5,022          4,598          4,583           424             15
    Policyholder reserves                                            111            148             81           (37)            67
    Unearned commissions                                           3,749          1,977            233         1,772          1,744
    Other (including items <5% of total
      ordinary tax liabilities)                                      273            272            256             1             16
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      10,564  $       8,493  $       6,560  $      2,071   $      1,933
====================================================================================================================================

  Capital
    Investments                                            $      17,598  $      11,089  $      16,968  $      6,509   $     (5,879)
    Real estate                                                      332            417            475           (85)           (58)
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      17,930  $      11,506  $      17,443  $      6,424   $     (5,937)
====================================================================================================================================

  Deferred tax liabilities                                 $      28,494  $      19,999  $      24,003  $      8,495   $     (4,004)
------------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax assets                                  $      37,498  $      27,574  $      23,417  $      9,924   $      4,157
====================================================================================================================================

The change in the net admitted deferred tax asset was $5,280, $4,157 and $(1,091) for the years ended December 31, 2012, 2011 and 2010, respectively.
The change in non-admitted deferred tax assets of $5,509, $18,520 and $(6,466) was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                                   2012                2011                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $ 108,065           $  84,137           $  23,928
Total deferred tax liabilities                                                     28,494              19,999               8,495
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  79,571           $  64,138              15,433
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     3,243
Adjust due to BNL Financial dissolution                                                                                       (45)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                        $ 18,631
====================================================================================================================================

                                                                                   2011                2010                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  84,137           $  65,464           $  18,673
Total deferred tax liabilities                                                     19,999              24,003              (4,004)
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  64,138           $  41,461              22,677
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                    (4,355)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  18,322
====================================================================================================================================

                                                                                   2010                2009                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  65,464           $  66,750           $  (1,286)
Total deferred tax liabilities                                                     24,003              17,732               6,271
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  41,461           $  49,018              (7,557)
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     5,788
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  (1,769)
====================================================================================================================================

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2012, 2011 and 2010 were as follows:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from operations before income taxes                             $  (2,537)          $  45,576           $  74,768
Net realized capital gains before income taxes                                     15,596               6,438              15,557
Prior year reserve errors                                                          (8,524)             (7,985)                  -
Prior year IBNR error                                                                   -              (1,053)                  -
Change in pension liability                                                        (1,167)             (1,183)                  -
Change in unauthorized reinsurance                                                    (20)                  -                  (1)
------------------------------------------------------------------------------------------------------------------------------------
Total pre-tax statutory income                                                      3,348              41,793              90,324
Change in non-admitted assets                                                      (8,991)             (2,258)                645
IMR amortization                                                                   (2,065)             (1,267)               (983)
Tax-exempt income                                                                  (9,818)            (10,988)             (9,897)
Investment in subsidiary held for sale                                             (2,888)                  -                   -
Dividend from affiliate                                                           (12,176)            (10,611)                  -
IRS examination                                                                     1,111                   -                   -
Non-deductible expense                                                              2,310               1,598               1,041
Other                                                                                 (38)                  -                (611)
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (29,207)             18,267              80,519
Statutory tax rate                                                                   0.35                0.35                0.35
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (10,222)              6,393              28,182
Change in federal income tax reserve                                                 (416)                 12             (15,907)
Tax credits                                                                        (1,041)             (1,142)             (1,263)
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

Federal and foreign income tax incurred                                         $   6,952           $  23,585           $   9,243
Change in deferred income tax                                                     (18,631)            (18,322)              1,769
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

At December 31, 2012, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The following is income tax incurred that is available for recoupment in the event of future net losses:

Tax Year:                        Ordinary           Capital            Total
--------------------------------------------------------------------------------
2010                             $  18,699          $   7,215          $  25,914
2011                             $       -          $       -          $       -
2012                             $       -          $       -          $       -
--------------------------------------------------------------------------------

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company                    PRB Administrators, Inc.
Summit Investment Advisors                  Union Central Mortgage Funding, Inc.
Ameritas Mortgage Funding, Inc.             Acacia Federal Savings Bank
Ameritas Life Insurance Corp.               Acacia Service Corporation
Acacia Life Insurance Company               Acacia Realty Corporation
Ameritas Investment Corp.                   Calvert Investments, Inc.
BNL Financial Corporation                   Calvert Investment Management, Inc.
Ameritas Life Insurance Corp. of New York   Calvert Investment Administrative Service, Inc.
The Union Central Life Insurance Company    Calvert Investment Distributors, Inc.
PRBA, Inc.                                  Calvert Investment Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of Acacia Federal Savings Bank ("AFSB"), a subsidiary owned by the Company and Acacia Life, to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction is targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate. Additionally on this date, the Company made a capital contribution of $1,067 to AFSB. On April 30, 2012, the Company received a common stock cash dividend of $1,479 from AFSB.

The Company received a common stock cash dividend of $10,000 from Acacia Life on December 17, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253. See Note 2 for further details.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On November 30, 2012, the Company made an $800 capital contribution to AIC.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2012, 2011 and 2010, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 5, 2012, the Company redeemed 100,000 shares at $2,500. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $125 on March 14, 2012, $125 on June 5, 2012, $111 on September 4, 2012 and $83
on December 13, 2012.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,174,068 and $1,057,580 as of December 31, 2012 and 2011, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. ("AIC"). Policies placed by this affiliate generated commission and general insurance expense of $19,625, $15,449 and $14,253 for the years ended December 31, 2012, 2011 and 2010, respectively.

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

Effective April 1, 2002, Ameritas Variable Life Insurance Company (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. No balance of goodwill remains at December 31, 2012. Amortization of goodwill was $270, $1,079 and $1,079 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2012 and 2011, which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.


                                                      2012            2011
--------------------------------------------------------------------------------
Ameritas Holding Company                           $(4,196)        $(3,298)
The Union Central Life Insurance Company             1,516           6,431
Ameritas Life Insurance Corp. of New York            2,140           2,089
Ameritas Investment Corp.                              649             129
Summit Investment Advisors, Inc.                       340             201
Acacia Life Insurance Company                        8,963           1,961
Acacia Federal Savings Bank                            437              71
Calvert Investments, Inc.                              168             180
Brokers National Life Assurance Company                209               -
--------------------------------------------------------------------------------
Total                                              $10,226         $ 7,764
================================================================================

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2012 and 2011, reducing the respective ceded allowance to $22 and $21 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $284 and $306 of additional reserves as of December 31, 2012 and 2011, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $82,403, $102,756 and $27,712 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,903, $3,705 and $3,546 of which $3,738, $3,563 and $3,460 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2012, 2011 and 2010, respectively.

Beginning in 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $2,618 and $3,429 for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001. The bonds are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year's earnings. The bonds are fully callable and redeemable at par at any time. BNL Financial called these bonds in January 2012 at which time accruing for interest ceased. The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2012. No balance was outstanding at any time during 2012 and 2011. The line of credit expires May 31, 2013.

NOTE 7 - EMPLOYEE BENEFITS

The Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2012 and 2011, and is a non-admitted asset.

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,373, $7,904 and $3,957 in 2012, 2011 and 2010, respectively, for its participation in the Pension Plan.

The Company also participates in the postretirement benefit plans sponsored by AHC. The expense for the postretirement benefit plan was paid entirely by AHC.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan.

The measurement date for the Company's pension benefits was December 31 for 2012, 2011 and 2010. A summary of the assets, obligations and assumptions are as follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Change in projected benefit obligation:
    Projected benefit obligation at beginning of year                           $     14,223        $     12,747       $     13,700
    Service cost                                                                         181                 129                112
    Interest cost                                                                        651                 702                755
    Actuarial loss                                                                     1,496               1,730                237
    Benefits paid                                                                     (1,085)             (1,085)            (1,179)
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Projected benefit obligation at end of year                                 $     15,466        $     14,223       $     12,747
====================================================================================================================================

  Funded status:
    Unrecognized net loss                                                       $      4,966        $      3,698       $      2,094
    Accrued liabilities                                                         $    (10,500)       $    (10,525)      $    (10,653)

  Accumulated benefit obligation for vested employees                           $     12,850        $     11,708       $     10,759

  Components of net periodic benefit cost:
    Service cost                                                                $        181        $        129       $        112
    Interest cost                                                                        651                 702                755
    Amount of recognized losses                                                          228                 126                107
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Total net periodic benefit cost                                             $      1,060        $        957       $         96
====================================================================================================================================

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Weighted average
assumptions:
  Discount rate for benefit obligation                                             3.74%               4.76%               5.75%
  Discount rate for net periodic benefit cost                                      4.76%               5.75%               6.00%
  Expected compensation increase or benefit obligation                             5.00%               5.00%               5.00%
  Expected compensation increase for net periodic benefit cost                     5.00%               5.00%               5.00%
  Expected return on plan assets                                                    N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Information for pension benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                    $     15,466        $     14,223       $     12,747
Accumulated benefit obligation                                                  $     12,850        $     11,708       $     10,759
------------------------------------------------------------------------------------------------------------------------------------

Future expected pension benefit payments are as follows:

  Year                                                             Amount
--------------------------------------------------------------------------------
  2013                                                             $ 1,085
  2014                                                               1,085
  2015                                                               1,077
  2016                                                               1,065
  2017                                                               1,045
2018-2022                                                            7,107
--------------------------------------------------------------------------------

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2012 and 2011 was $2,350 and $1,183, respectively, which reduced surplus.

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.
In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,990, $8,479 and $5,227 in 2012, 2011 and 2010, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $431,256 and $378,742 at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, $107,736 and $99,206 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC ("One Company Employment"). The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $129,592 in dividends in 2013, without prior approval. The Company paid ordinary dividends of $50,000, $20,000 and $0 to AHC, its' parent, in 2012, 2011 and 2010, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains, net of taxes                                          $ 146,563           $ 129,479           $ 101,259
Non-admitted assets                                                              (100,797)            (86,299)            (65,519)
Asset valuation reserve                                                           (64,266)            (52,001)            (49,332)
Liability for reinsurance in unauthorized companies                                   (21)                 (1)                 (1)
------------------------------------------------------------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2012 and 2011, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $38,790 and $25,671, respectively, and mortgage loan and real estate commitments of $7,625 and $27,365, respectively, in 2013 and 2012, respectively. In addition at December 31, 2012 and 2011, respectively, the Company has committed to invest $1 and $8 in 2013 and 2012 in low income housing tax credit property investments. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block. The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a contingent liability of $0 and $82 at December 31, 2012 and 2011, respectively, related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

Guarantee Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in "Other Liabilities" of $945 and $1,016 as of December 31, 2012 and 2011, respectively, and estimated recoveries from premium taxes of $854 and $930 included in "Other admitted assets" in the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2012 and 2011.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including
  administrative fees) in excess of actual expenses                             $   1,725           $   2,013           $   2,682
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $   1,725           $   2,013           $   2,682
====================================================================================================================================

Total claim payment volume                                                      $ 138,416           $ 113,784           $ 104,684
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                   $ 16,919            $ 17,064            $ 17,064
Other income or expenses (including interest paid
  to or received from plans)                                                          12                  11                   7
Gross expenses incurred (claims and administrative)                               16,370              16,070              14,453
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $    561            $  1,005            $  2,618
====================================================================================================================================

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2012, 2011 and 2010 for operating leases was $2,862, $3,426 and $2,567, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2012:

--------------------------------------------------------------------------------
2013                                                              $     2,042
2014                                                                    2,057
2015                                                                    1,805
2016                                                                    1,539
2017 and thereafter                                                     4,326
--------------------------------------------------------------------------------
                                                                  $    11,769
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring
At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 and interest income of $0. The Company had no long-term holdings with restructured terms in 2011. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,253 and $7,235 at December 31, 2012 and 2011, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $7,335 and $6,362 at December 31, 2012 and 2011, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - SUBSEQUENT EVENT

The Company has evaluated events subsequent to December 31, 2012 and through March 28, 2013, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2012, 2011 and 2010 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                                                 Years Ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Premium Income:
     Assumed (related party $3, $177 and $242 in 2012, 2011 and 2010)           $      65,393      $      56,518      $      56,915
     Ceded (related party $2,304, $2,362 and $1,833 in 2012, 2011 and 2010)            31,956             27,075             27,535
Benefits To Policyholders:
     Assumed                                                                           62,947             54,129             56,353
     Ceded (related party $2,167, $2,096 and $2,093 in 2012, 2011 and 2010)            25,498             28,271             27,075
Reserves for life, accident and health policies:
     Assumed (related party $95, $52 and $43 in 2012, 2011 and 2010)                      376                334                364
     Ceded (related party $1,098, $1,098 and $1,096 in 2012, 2011 and 2010)            80,152             70,799             68,733
------------------------------------------------------------------------------------------------------------------------------------

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:


                                           2012            2011            2010
--------------------------------------------------------------------------------
Balance at January 1                   $ 33,719        $ 31,487        $ 37,643
Less reinsurance reserves                (8,695)         (8,437)         (9,495)
--------------------------------------------------------------------------------
Net balance at January 1                 25,024          23,050          28,148
--------------------------------------------------------------------------------

Incurred related to:
  Current Year                          402,506         391,153         388,356
  Prior Year                               (160)         (2,121)         (4,400)
--------------------------------------------------------------------------------
    Total incurred                      402,346         389,032         383,956
--------------------------------------------------------------------------------

Paid related to:
  Current Year                          377,900         366,129         365,306
  Prior Year                             24,864          20,929          23,748
--------------------------------------------------------------------------------
    Total paid                          402,764         387,058         389,054
--------------------------------------------------------------------------------

Net balance at December 31               24,606          25,024          23,050
Plus reinsurance reserves                 8,677           8,695           8,437
--------------------------------------------------------------------------------
Total reserve for unpaid claims        $ 33,283        $ 33,719        $ 31,487
================================================================================


As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $160, $2,121 and $4,400 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid assumed reinsurance claims of $62,795, $53,856 and $57,223 and incurred assumed reinsurance claims of $62,777, $54,114 and $56,128 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid ceded reinsurance claims of $432, $150 and $429, and incurred ceded reinsurance claims of $433, $104 and $405 for the years ended December 31, 2012, 2011 and 2010, respectively.

Anticipated salvage and subrogation are not included in the Company's determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2012 and 2011, respectively, the Company had $3,366,742 and $2,278,559 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $18,615 and $16,551 at December 31, 2012 and 2011, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                    2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   803,540      $         -      $         -      $   803,540            16.0%
  At book value less current
    surrender charge of 5% or more                  101,482                -                -          101,482             2.0%
  At fair value                                           -                -        3,589,213        3,589,213            71.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              905,022                -        3,589,213        4,494,235            89.4%
  At book value without adjustment
    (minimal or no charge)                          323,325                -                -          323,325             6.4%
Not subject to discretionary withdrawal             208,888                -              272          209,160             4.2%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,437,235                -        3,589,485        5,026,720           100.0%
Reinsurance ceded                                       192                -                -              192
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,437,043      $         -      $ 3,589,485      $ 5,026,528
==============================================================================================================

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

                                                                                    2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   779,283     $          -      $         -      $   779,283            17.8%
  At book value less current surrender
    charge of 5% or more                             27,943                -                -           27,943             0.6%
  At fair value                                           -                -        3,081,046        3,081,046            70.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              807,226                -        3,081,046        3,888,272            88.8%
  At book value without adjustment
    (minimal or no charge)                          311,277                -                -          311,277             7.1%
Not subject to discretionary withdrawal             179,070                -              233          179,303             4.1%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,297,573                -        3,081,279        4,378,852           100.0%
Reinsurance ceded                                       246                -                -              246
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,297,327  $             -      $ 3,081,279      $ 4,378,606
==============================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                                  2012                2011
------------------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                                      $ 1,217,339         $ 1,081,687
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                      9,105               9,658
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                               210,599             205,982
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 1,437,043           1,297,327
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                                3,589,485           3,081,279
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                          $ 5,026,528         $ 4,378,606
====================================================================================================================================

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                  2012                     2011
--------------------------------------------------------------------------------
                                      Net of                    Net of
        Type                Gross     Loading      Gross        Loading
--------------------------------------------------------------------------------
Ordinary new business     $  5,366    $  3,750      $  2,960    $  1,143
Ordinary renewal             4,096       3,970         1,032         701
--------------------------------------------------------------------------------
Total                     $  9,462    $  7,720      $  3,992    $  1,844
================================================================================


Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

NOTE 19 - SEPARATE ACCOUNTS

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2012, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2012 and 2011 the Company's Separate Account Statement included legally insulated assets of $4,222,023 and $3,672,752, respectively. The assets legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

                                                                                                                   Separate
                                                                                  Legally                       Account Assets
                                                                                 Insulated                       (Not Legally
                    Product/ Transaction                                           Assets                          Insulated)
------------------------------------------------------------------------------------------------------------------------------------
Variable Universal Life, Variable Annuity and Group Annuity                    $  4,222,023                     $           -
------------------------------------------------------------------------------------------------------------------------------------

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31:
    Premiums, considerations or deposits                                        $   585,052         $   539,525          $  496,774
------------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    For accounts with assets at:
    Fair Value                                                                  $ 4,150,640         $ 3,603,150
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
    At fair value                                                               $ 4,150,368         $ 3,602,917
    Not subject to discretionary withdrawal                                             272                 233
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the
  Balance Sheets - Statutory Basis                                              $ 4,150,640         $ 3,603,150
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and
  Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $ 585,052          $ 539,525          $ 496,774
    Transfers from the separate accounts                                         (505,968)          (508,295)          (461,064)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                             79,084             31,230             35,710
Reconciling adjustments:
    Other                                                                               1                  3                 (2)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of
  Operations and Changes in Capital and Surplus -Statutory
  Basis of the Company                                                          $  79,085          $  31,233          $  35,708
====================================================================================================================================

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

On January 1, 2012, the Company adopted new GAAP accounting guidance for deferred acquisition costs, which was retrospectively applied. Prior year amounts in the table below have been restated as required upon retrospective adoption of this new accounting guidance.

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $       28         $   26,187         $   77,950
Insurance reserves                                                                 (10,003)           (25,160)            (6,328)
Deferred policy acquisition costs                                                   44,501              6,025             10,277
Deferred income taxes and other tax reclassifications                                 (516)            20,440             (3,256)
Statutory investment reserves                                                        4,013                975              2,151
Goodwill amortization                                                                  270              1,079              1,079
Income related to investments                                                      (17,062)           (13,881)              (131)
Earnings of subsidiaries                                                            90,543             48,384             81,697
Other                                                                                4,164              4,067                440
------------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $  115,938         $   68,116         $  163,879
====================================================================================================================================


                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $1,298,417         $1,349,148         $1,330,877
Insurance reserves                                                                (118,928)          (109,832)           (91,449)
Deferred policy acquisition costs                                                  244,680            199,646            190,168
Deferred income taxes                                                             (120,384)           (92,035)           (84,079)
Valuation of investments                                                           151,287            123,016             92,245
Statutory investment reserves                                                       72,804             56,526             52,883
Goodwill                                                                            13,383             13,113              4,063
Subsidiary equity                                                                  857,708            718,726            646,323
Statutory non-admitted assets                                                      100,797             86,299             65,519
Pension benefit obligations                                                              -              3,846              2,253
Other                                                                               (2,010)            (6,361)            (4,348)
------------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $2,497,754         $2,342,092         $2,204,455
====================================================================================================================================

                                       49

PART C
------
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

         a)   Financial Statements:

              The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are included in Part B. They include:

              Subaccounts of Ameritas Variable Separate Account VA-2:
                Report of Deloitte & Touche LLP, independent registered public accounting firm.
                Statements of Net Assets as of December 31, 2012.
                Statements of Operations for the period ended December 31, 2012. Statements of Changes in Net Assets for the periods ended
                  December 31, 2012 and 2011.
                Notes to Financial Statements for the periods ended December 31,
                  2012 and 2011.

             Ameritas Life Insurance Corp.:
                Report of Deloitte & Touche LLP, independent auditors.
                Balance Sheets - Statutory Basis as of December 31, 2012 and
                  2011.
                Summary of Operations and Changes in Capital and Surplus -
                  Statutory Basis for each of the three years in the period ended December 31, 2012.
                Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2012.
                Notes to Financial Statements - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

             All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

     There are no financial statements included in Part A or Part C.

             b)  Exhibits

    Exhibit
    Number  Description of Exhibit
    ------- ----------------------
     (1)(a) Resolution of Board of Directors of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account VA-2 (formerly known as Ameritas Variable Life Insurance Company Separate Account VA-2). (1)
     (1)(b) Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance
            Company Separate Account V, Ameritas Variable Life Insurance
            Company Separate Account VA-2, Ameritas Variable Separate Account VL, and Ameritas Variable Separate Account VA to Ameritas Life Insurance Corp. (2)
     (2)    Custody Agreements. Not applicable.
     (3)(a) Principal Underwriting Agreement.  (3)
     (3)(b) Selling Agreement.  (4)
     (4)    Form of Variable Annuity Contract and Riders.  (2,5,6)
     (5)    Form of Application for Variable Annuity Contract and riders.
            (5),(6)
     (6)(a) Certificate of Incorporation of Ameritas Life Insurance Corp.  (7)
     (6)(b) Bylaws of Ameritas Life Insurance Corp.  (8)
     (7)    Reinsurance Agreements.
                (a)    Ace Tempest 5-1-02  (9)
                (b)    Ace Tempest 1-1-03  (9)
                (c)    AXA 1-1-01  (9)
     (8)    Participation Agreements:
                (a)    AIM Variable Insurance Funds.  (10)
                (b)    The Alger Fund.  (11)
                (c)    ALPS Variable Investors Trust (9)
                (d)    American Century Investments.  (10)
                (e)    The Calvert Funds. (9)
                (f)    Dreyfus Investment Portfolios.  (6)
                (g)    DWS Variable Series I and II.  (6)
                (h)    Fidelity Variable Insurance Products Funds. (11)
                (i)    MFS Variable Insurance Trust. (12)
                (j)    Neuberger Berman Advisers Management Trust. (7)
                (k)    PIMCO Variable Insurance Trust (13)
                (l)    T. Rowe Price Equity Series, Inc. (10)
                (m)    Third Avenue Variable Series Trust. (10)
                (n)    The Universal Institutional Funds, Inc.(12)
                General Administrative Services Agreement  (6)
                Amended and Restated General Administrative Services Agreement.
                (14)
                Service Agreement (15)
                Amended and Restated Asset Allocation Investment Advisory Agreement (15)
     (9)    Opinion and Consent of Counsel. Exhibit 9, filed herein.
     (10) Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
     (11)   Omitted Financial Statements. Not applicable.
     (12)   Initial Capital Agreements. Not applicable.
     (13)   Powers of Attorney. (16)

Footnotes:
----------
1 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 initial Registration Statement No. 333-36507, filed on September 26, 1997, EX-99.B1.
2 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.A and EX-99.D.
3 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009, EX-99.C.
4 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
5 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-99.D and EX-99.E.

6 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.D, .E, .H4, .H5, and .H8.
7 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A and B8A.
8 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
9 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 for Registration No. 333-142483, filed on April 18, 2011, EX-99.G and EX-99.H.
10 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913, filed on June 25, 2008, EX-99.H1, .H2, .H5, and .H6.
11 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A and .A8B.
12 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A8C, and .A8D.
13 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX-99.H.3.
14 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-4 Post Effective Amendment No. 14 to Registration Statement No. 333-142483, filed January 20, 2012, EX-99.H.
15 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Post-Effective Amendment No.3 to Registration Statement No. 333-151913, filed February 25, 2011, EX-99.I(1) and 99.I(2).
16 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 18 to Registration Statement No. 333-142483, filed on February 27, 2013, EX-99.16.

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Karen M. Gustin                  Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
           Arnold D. Henkel                 Senior Vice President, Individual Strategic Alliances
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Robert M. Jurgensmeier           Senior Vice President, Chief Actuary, Individual
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           Bruce E. Mieth                   Senior Vice President, Group Customer Connections & Operations
           James M. Mikus                   Senior Vice President & Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Michael B. Weckenbrock           Second Vice President, Corporate Compliance
           Paul G. Wesling                  Senior Vice President, Individual DI Product Management
           Linda A. Whitmire                Senior Vice President, Chief Actuary, Corporate
           Richard A. Wiedenbeck            Senior Vice President, Information Technology
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
Ameritas Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(NY).......................life insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Ameritas Investment Partners, Inc.(1)(NE)...............................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

(1) Named Summit Investment Advisors, Inc. prior to May 1, 2013.

Item 27.      Number of Contract Owners

As of March 31, 2013 there were 17,583 qualified contracts and 6,632 non-qualified contracts in the Separate Account.

Item 28.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liavilit by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Sara J. Andres*                            Senior Vice President, Chief Compliance & Risk
                                                Management Officer
     Billie B. Beavers***                       Senior Vice President
     Bruce D. Lefler***                         Senior Vice President - Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*   Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**  Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

                     Net Underwriting
 Name of Principal     Discounts and      Compensation on            Brokerage
  Underwriter (1)     Commissions (2)       Redemption (3)        Commissions (4)     Compensation (5)
-----------------    ----------------    -------------------     ----------------     ----------------
 Ameritas Investment    $12,687,092              $0                   $18,341             $187,050
 Corp. ("AIC")

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2 certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post Effective Amendment No. 19 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of April, 2013.

                             AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                            By:         JoAnn M. Martin *
                                                 -------------------------------
                                                       Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2013.

  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Tonn M. Ostergard *       Director
  Kim M. Robak *            Director
  Paul C. Schorr, IV *      Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange          Vice President, General Counsel & Assistant
                           Secretary, Individual

* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

                                  Exhibit Index

Exhibit

         9      Opinion and Consent of Counsel

         10 Consents of Independent Auditors and Independent Registered Public Accounting firm